UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00066
American Balanced Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class A
| ABALX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund

(the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 29	0.56% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class C
| BALCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 67	1.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class T
| TABFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 15	0.30% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class F-1
| BALFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 32	0.62% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class F-2
| AMBFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund

(the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class F-3
| AFMBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 13	0.25% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-A
| CLBAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 30	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-C
| CLBCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 70	1.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-E
| CLBEX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 42	0.82% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-T
| TAFBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-F-1
| CLBFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-F-2
| FBAFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 18	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-F-3
| FBONX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 15	0.30% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-1
| RLBAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 68	1.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-2
| RLBBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 68	1.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-2E
| RAMHX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 54	1.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-3
| RLBCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 46	0.89% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-4
| RLBEX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 31	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-5E
| RLEFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-5
| RLBFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 15	0.30% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-011-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-6
| RLBGX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 13	0.25% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 251,091
Total number of portfolio holdings	3,905
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-011-0825 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Balanced Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2025
Lit. No. MFGEFP2-011-0825 © 2025 Capital Group. All rights reserved.

Investment portfolio June 30, 2025unaudited

Common stocks 64.07%	Shares	Value (000)
Information technology 17.49%
Broadcom, Inc.	43,313,907	$11,939,478
Microsoft Corp.	18,191,293	9,048,531
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	23,778,008	5,385,481
Taiwan Semiconductor Manufacturing Co., Ltd.	2,657,000	96,413
NVIDIA Corp.	25,865,165	4,086,437
Apple, Inc.	12,358,934	2,535,682
Micron Technology, Inc.	19,158,813	2,361,324
SK hynix, Inc.	8,365,421	1,809,946
ASML Holding NV (ADR)	1,294,264	1,037,210
ASML Holding NV	419,984	335,223
KLA Corp.	1,415,627	1,268,034
International Business Machines Corp.	2,859,169	842,826
Salesforce, Inc.	2,878,521	784,944
Intel Corp.	31,671,119	709,433
Applied Materials, Inc.	2,094,386	383,419
Shopify, Inc., Class A, subordinate voting shares (a)	2,745,685	316,715
Oracle Corp.	1,223,132	267,413
Adobe, Inc. (a)	593,662	229,676
TE Connectivity Public, Ltd. Co.	1,000,000	168,670
Accenture PLC, Class A	521,753	155,947
Texas Instruments, Inc.	648,358	134,612
Advanced Micro Devices, Inc. (a)	153,939	21,844
		43,919,258

Financials 8.85%
JPMorgan Chase & Co.	8,958,023	2,597,020
Mastercard, Inc., Class A	4,395,400	2,469,951
Visa, Inc., Class A	5,785,354	2,054,090
Synchrony Financial (b)	20,737,712	1,384,035
Capital One Financial Corp.	5,750,743	1,223,528
Aon PLC, Class A	3,112,470	1,110,405
Arthur J. Gallagher & Co.	3,061,441	980,029
Fiserv, Inc. (a)	5,392,262	929,680
Chubb, Ltd.	2,794,830	809,718
Bank of America Corp.	16,218,126	767,442
Brookfield Corp., Class A	10,924,548	675,683
Apollo Asset Management, Inc.	4,693,552	665,874
Blackstone, Inc.	3,980,183	595,356
Blue Owl Capital, Inc., Class A	30,252,322	581,147
Progressive Corp.	2,170,158	579,128
Marsh & McLennan Cos., Inc.	2,022,645	442,231
PNC Financial Services Group, Inc.	2,201,341	410,374
KKR & Co., Inc.	3,031,428	403,271
Citigroup, Inc.	4,600,000	391,552
HDFC Bank, Ltd.	16,751,459	390,952
American Express Co.	1,085,029	346,103
BlackRock, Inc.	318,394	334,075
East West Bancorp, Inc.	2,649,647	267,561
Morgan Stanley	1,843,572	259,686
Wells Fargo & Co.	2,909,400	233,101
Brown & Brown, Inc.	2,076,140	230,182
Fifth Third Bancorp	4,737,000	194,833
Goldman Sachs Group, Inc.	275,000	194,631
Truist Financial Corp.	4,175,699	179,513
Sampo OYJ, Class A	14,184,224	152,547
CME Group, Inc., Class A	543,000	149,662
S&P Global, Inc.	218,432	115,177
CaixaBank SA, non-registered shares	12,246,769	106,089
		22,224,626

1	American Balanced Fund

Common stocks (continued)	Shares	Value (000)
Industrials 7.73%
TransDigm Group, Inc.	1,458,279	$2,217,517
General Electric Co.	7,359,004	1,894,134
Ingersoll-Rand, Inc.	13,125,249	1,091,758
Rolls-Royce Holdings PLC	71,850,601	954,303
Boeing Co. (The) (a)	4,351,946	911,863
Northrop Grumman Corp.	1,694,207	847,070
Carrier Global Corp.	11,104,310	812,725
Quanta Services, Inc.	2,125,416	803,577
RTX Corp.	5,456,143	796,706
United Rentals, Inc.	1,038,936	782,734
GE Vernova, Inc.	1,364,781	722,174
L3Harris Technologies, Inc.	2,460,545	617,203
Parker-Hannifin Corp.	808,464	564,688
Honeywell International, Inc.	2,413,708	562,104
Deere & Co.	987,492	502,130
Union Pacific Corp.	1,904,230	438,125
AMETEK, Inc.	2,221,470	401,997
Caterpillar, Inc.	1,000,000	388,210
Airbus SE, non-registered shares	1,691,941	353,283
Equifax, Inc.	1,286,896	333,782
United Airlines Holdings, Inc. (a)	3,990,267	317,745
Paychex, Inc.	2,135,550	310,637
Dayforce, Inc. (a)	4,951,419	274,259
FTAI Aviation, Ltd.	2,375,617	273,291
Republic Services, Inc.	1,035,104	255,267
Delta Air Lines, Inc.	5,000,000	245,900
CSX Corp.	7,209,374	235,242
Lennox International, Inc.	358,675	205,607
Norfolk Southern Corp.	792,952	202,972
ATI, Inc. (a)	2,270,000	195,992
Johnson Controls International PLC	1,550,000	163,711
Lockheed Martin Corp.	305,000	141,258
Southwest Airlines Co. (c)	3,933,208	127,593
FedEx Corp.	525,335	119,414
United Parcel Service, Inc., Class B	904,000	91,250
Waste Connections, Inc.	415,398	77,563
Eaton Corp. PLC	186,259	66,493
Deutsche Post AG	1,317,853	60,868
Watsco, Inc.	123,577	54,574
		19,415,719

Communication services 6.57%
Alphabet, Inc., Class C	22,239,795	3,945,117
Alphabet, Inc., Class A	12,437,895	2,191,930
Meta Platforms, Inc., Class A	6,792,563	5,013,523
Charter Communications, Inc., Class A (a)	3,213,954	1,313,897
Netflix, Inc. (a)	866,324	1,160,120
Comcast Corp., Class A	26,132,986	932,686
ROBLOX Corp., Class A (a)	4,638,959	488,019
T-Mobile US, Inc.	1,883,669	448,803
Walt Disney Co. (The)	3,000,000	372,030
AT&T, Inc.	9,887,394	286,141
Electronic Arts, Inc.	1,462,736	233,599
Take-Two Interactive Software, Inc. (a)	458,797	111,419
		16,497,284

Health care 6.07%
Vertex Pharmaceuticals, Inc. (a)	4,925,687	2,192,916
Eli Lilly and Co.	2,682,524	2,091,108
UnitedHealth Group, Inc.	6,530,911	2,037,448
Amgen, Inc.	4,719,168	1,317,639
CVS Health Corp.	18,347,347	1,265,600
Abbott Laboratories	8,681,150	1,180,723
Gilead Sciences, Inc.	9,877,878	1,095,160
AstraZeneca PLC	4,469,892	620,922

American Balanced Fund	2

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Bristol-Myers Squibb Co.	11,006,468	$509,489
Thermo Fisher Scientific, Inc.	1,134,686	460,070
AbbVie, Inc.	1,962,171	364,218
Danaher Corp.	1,743,401	344,391
Molina Healthcare, Inc. (a)	1,119,283	333,434
Cigna Group (The)	941,627	311,283
Illumina, Inc. (a)	2,225,886	212,372
Elevance Health, Inc.	496,712	193,201
Novo Nordisk AS, Class B (ADR)	2,185,000	150,809
EssilorLuxottica SA	432,561	118,671
Cooper Cos., Inc. (a)	1,634,000	116,275
Royalty Pharma PLC, Class A	2,966,998	106,901
Medtronic PLC	975,000	84,991
Align Technology, Inc. (a)	307,039	58,132
Regeneron Pharmaceuticals, Inc.	105,342	55,305
Centene Corp. (a)	566,168	30,732
		15,251,790

Consumer staples 5.48%
Philip Morris International, Inc.	34,431,767	6,271,058
British American Tobacco PLC	37,765,556	1,795,181
British American Tobacco PLC (ADR)	10,954,538	518,478
Keurig Dr Pepper, Inc.	32,330,286	1,068,839
Constellation Brands, Inc., Class A	4,969,554	808,447
Nestle SA	6,256,360	621,575
US Foods Holding Corp. (a)	7,453,207	573,972
Hershey Co.	2,531,584	420,116
Altria Group, Inc.	4,964,472	291,067
Mondelez International, Inc., Class A	3,595,730	242,496
Procter & Gamble Co.	1,496,864	238,480
Dollar Tree Stores, Inc. (a)	1,736,249	171,958
Church & Dwight Co., Inc.	1,525,759	146,641
Estee Lauder Cos., Inc. (The), Class A	1,742,659	140,807
Dollar General Corp.	1,060,609	121,313
Target Corp.	1,189,429	117,337
Pernod Ricard SA	1,005,786	100,231
General Mills, Inc.	1,922,252	99,592
		13,747,588

Consumer discretionary 4.44%
Amazon.com, Inc. (a)	16,602,042	3,642,322
Home Depot, Inc.	3,637,190	1,333,539
Starbucks Corp.	13,190,197	1,208,618
NIKE, Inc., Class B	11,296,033	802,470
Booking Holdings, Inc.	115,161	666,695
Aramark (b)	14,370,578	601,696
Darden Restaurants, Inc.	2,663,352	580,531
Royal Caribbean Cruises, Ltd.	1,693,000	530,146
TJX Companies, Inc. (The)	2,923,198	360,986
Restaurant Brands International, Inc.	4,511,323	299,056
Norwegian Cruise Line Holdings, Ltd. (a)	14,081,096	285,565
D.R. Horton, Inc.	1,530,391	197,298
Tractor Supply Co.	3,500,000	184,695
Compagnie Financiere Richemont SA, Class A	886,941	167,059
Hilton Worldwide Holdings, Inc.	536,000	142,758
Vail Resorts, Inc.	874,413	137,396
		11,140,830

Energy 2.47%
Chevron Corp.	8,692,139	1,244,627
Canadian Natural Resources, Ltd. (CAD denominated)	39,331,206	1,236,186
EOG Resources, Inc.	8,320,627	995,230
Baker Hughes Co., Class A	18,907,506	724,914
Cenovus Energy, Inc. (CAD denominated)	42,409,745	577,090

3	American Balanced Fund

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Exxon Mobil Corp.	4,453,756	$480,115
Shell PLC (GBP denominated)	5,987,204	209,855
Diamondback Energy, Inc.	1,500,000	206,100
Schlumberger NV	4,561,492	154,178
ConocoPhillips	1,604,453	143,984
Halliburton Co.	4,980,000	101,492
EQT Corp.	1,141,267	66,559
TC Energy Corp. (CAD denominated) (c)	1,150,737	56,179
		6,196,509

Materials 2.32%
Wheaton Precious Metals Corp.	14,733,244	1,323,045
Franco-Nevada Corp. (CAD denominated)	5,321,146	873,618
Royal Gold, Inc. (b)	4,269,700	759,323
Linde PLC	1,523,084	714,601
Air Products and Chemicals, Inc.	1,334,891	376,519
Corteva, Inc.	3,882,408	289,356
Grupo Mexico, SAB de CV, Series B	37,571,000	227,574
Freeport-McMoRan, Inc.	4,500,000	195,075
Albemarle Corp.	3,000,000	188,010
Glencore PLC	43,710,146	170,156
Nucor Corp.	1,231,716	159,557
Lundin Mining Corp.	14,656,184	154,123
LyondellBasell Industries NV	2,460,229	142,349
Rio Tinto PLC	2,000,000	116,538
Vale SA (ADR), ordinary nominative shares (c)	11,220,511	108,951
Dow, Inc.	1,310,865	34,712
		5,833,507

Utilities 1.64%
Constellation Energy Corp.	5,115,876	1,651,200
CenterPoint Energy, Inc.	23,289,036	855,639
Sempra	6,876,783	521,054
FirstEnergy Corp.	7,617,410	306,677
PG&E Corp.	21,542,434	300,301
DTE Energy Co.	1,763,905	233,647
Atmos Energy Corp.	1,212,301	186,828
Southern Co. (The)	575,882	52,883
		4,108,229

Real estate 1.01%
Welltower, Inc. REIT	6,355,229	976,989
VICI Properties, Inc. REIT	15,599,355	508,539
Extra Space Storage, Inc. REIT	2,091,180	308,324
American Tower Corp. REIT	1,104,972	244,221
Simon Property Group, Inc. REIT	1,386,409	222,879
Alexandria Real Estate Equities, Inc. REIT	1,604,333	116,523
Crown Castle, Inc. REIT	802,672	82,458
Rexford Industrial Realty, Inc. REIT	2,069,500	73,612
		2,533,545
Total common stocks (cost: $83,310,903,000)		160,868,885
Preferred securities 0.06%
Information technology 0.06%
MicroStrategy, Inc., Series A, 10.00% perpetual cumulative preferred shares	1,345,700	152,266
Total preferred securities (cost: $114,384,000)		152,266

American Balanced Fund	4

Convertible stocks 0.36%	Shares	Value (000)
Industrials 0.20%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	7,521,221	$511,443

Information technology 0.08%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	2,916,000	194,322

Materials 0.05%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,824,692	122,773

Utilities 0.03%
PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027 (c)	1,895,300	71,263
Total convertible stocks (cost: $831,392,000)		899,801
Bonds, notes & other debt instruments 29.79%	Principal amount (000)
Mortgage-backed obligations 11.55%
Federal agency mortgage-backed obligations 9.46%
Fannie Mae Pool #BE7150 3.50% 2/1/2032 (d)	USD75	74
Fannie Mae Pool #357399 5.50% 6/1/2033 (d)	40	41
Fannie Mae Pool #AS0727 3.50% 10/1/2033 (d)	51	50
Fannie Mae Pool #555880 5.50% 11/1/2033 (d)	469	481
Fannie Mae Pool #555956 5.50% 12/1/2033 (d)	420	430
Fannie Mae Pool #MA2138 3.50% 1/1/2035 (d)	103	101
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (d)	38,375	36,230
Fannie Mae Pool #AA0914 5.00% 7/1/2035 (d)	120	121
Fannie Mae Pool #745092 6.50% 7/1/2035 (d)	429	448
Fannie Mae Pool #MA4361 2.50% 6/1/2036 (d)	1,423	1,333
Fannie Mae Pool #887695 6.00% 6/1/2036 (d)	204	214
Fannie Mae Pool #888292 6.00% 3/1/2037 (d)	1,257	1,318
Fannie Mae Pool #BW0516 2.50% 5/1/2037 (d)	1,497	1,398
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (d)	4,453	4,160
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (d)	1,374	1,284
Fannie Mae Pool #256860 6.50% 8/1/2037 (d)	198	207
Fannie Mae Pool #888746 6.50% 10/1/2037 (d)	343	356
Fannie Mae Pool #MA3280 3.50% 2/1/2038 (d)	83	80
Fannie Mae Pool #889658 6.50% 6/1/2038 (d)	442	462
Fannie Mae Pool #MA3412 3.50% 7/1/2038 (d)	206	199
Fannie Mae Pool #MA3539 4.50% 12/1/2038 (d)	67	67
Fannie Mae Pool #FM1441 3.50% 8/1/2039 (d)	324	312
Fannie Mae Pool #AD0679 5.50% 10/1/2039 (d)	13	13
Fannie Mae Pool #932752 5.00% 4/1/2040 (d)	237	240
Fannie Mae Pool #AD8536 5.00% 8/1/2040 (d)	807	818
Fannie Mae Pool #AE3049 4.50% 9/1/2040 (d)	1,438	1,434
Fannie Mae Pool #AE2513 5.00% 9/1/2040 (d)	586	593
Fannie Mae Pool #AE4689 5.00% 9/1/2040 (d)	234	236
Fannie Mae Pool #AE0395 4.50% 10/1/2040 (d)	1,817	1,812
Fannie Mae Pool #AE5471 4.50% 10/1/2040 (d)	1,143	1,140
Fannie Mae Pool #AH3575 4.50% 1/1/2041 (d)	1,961	1,955
Fannie Mae Pool #AH9370 5.00% 4/1/2041 (d)	240	243
Fannie Mae Pool #AH9420 5.00% 4/1/2041 (d)	136	139
Fannie Mae Pool #AI2503 4.00% 5/1/2041 (d)	1,462	1,412
Fannie Mae Pool #AI0582 5.00% 5/1/2041 (d)	203	205
Fannie Mae Pool #AH9938 5.00% 5/1/2041 (d)	138	139
Fannie Mae Pool #AI1865 5.00% 5/1/2041 (d)	16	16
Fannie Mae Pool #AI4289 5.00% 6/1/2041 (d)	190	193
Fannie Mae Pool #AH5452 5.00% 6/1/2041 (d)	104	105
Fannie Mae Pool #AI4296 5.00% 6/1/2041 (d)	53	53
Fannie Mae Pool #AI4563 5.00% 6/1/2041 (d)	4	4
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (d)	25,316	21,847
Fannie Mae Pool #AI5589 4.50% 7/1/2041 (d)	27	27
Fannie Mae Pool #AI8121 5.00% 7/1/2041 (d)	546	553
Fannie Mae Pool #AI7218 5.00% 7/1/2041 (d)	273	276
Fannie Mae Pool #AI6576 5.00% 7/1/2041 (d)	68	68

5	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA0791 5.00% 7/1/2041 (d)	USD65	$66
Fannie Mae Pool #AI7058 5.00% 7/1/2041 (d)	43	43
Fannie Mae Pool #AI3894 5.00% 8/1/2041 (d)	221	221
Fannie Mae Pool #AI7159 5.00% 9/1/2041 (d)	100	101
Fannie Mae Pool #AJ1422 5.00% 9/1/2041 (d)	3	3
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (d)	96,455	79,751
Fannie Mae Pool #AQ9302 3.50% 1/1/2043 (d)	418	393
Fannie Mae Pool #AT7696 3.50% 6/1/2043 (d)	4,054	3,794
Fannie Mae Pool #AT7689 3.50% 6/1/2043 (d)	1,625	1,524
Fannie Mae Pool #AT7680 3.50% 6/1/2043 (d)	561	526
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (d)	185	179
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (d)	121	116
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (d)	119	114
Fannie Mae Pool #AV1538 4.50% 11/1/2043 (d)	3,329	3,275
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (d)	62,555	58,115
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (d)	4,313	4,016
Fannie Mae Pool #AL9499 3.50% 1/1/2046 (d)	4,091	3,802
Fannie Mae Pool #AS6789 3.50% 3/1/2046 (d)	4,263	3,951
Fannie Mae Pool #MA2608 3.00% 5/1/2046 (d)	995	884
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (d)	7,244	6,724
Fannie Mae Pool #AS7168 3.50% 5/1/2046 (d)	2,959	2,733
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (d)	321	304
Fannie Mae Pool #MA2771 3.00% 10/1/2046 (d)	922	819
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (d)	43,336	41,191
Fannie Mae Pool #FM2795 3.00% 11/1/2046 (d)	2,973	2,643
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (d)	2,317	2,083
Fannie Mae Pool #BD9665 4.00% 11/1/2046 (d)	777	737
Fannie Mae Pool #BE3151 3.50% 1/1/2047 (d)	900	831
Fannie Mae Pool #BE3162 3.50% 1/1/2047 (d)	776	715
Fannie Mae Pool #CB3110 2.50% 3/1/2047 (d)	900	759
Fannie Mae Pool #BE9242 4.50% 3/1/2047 (d)	20	19
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (d)	2,032	1,648
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (d)	2,809	2,522
Fannie Mae Pool #BD7156 4.00% 4/1/2047 (d)	35,862	33,995
Fannie Mae Pool #BM1653 4.00% 6/1/2047 (d)	73,382	69,567
Fannie Mae Pool #BH7779 3.50% 8/1/2047 (d)	23	21
Fannie Mae Pool #256893 7.00% 8/1/2047 (d)	6	7
Fannie Mae Pool #BH4022 3.50% 9/1/2047 (d)	12,845	11,816
Fannie Mae Pool #CA0453 4.00% 9/1/2047 (d)	16,106	15,255
Fannie Mae Pool #BH6387 3.50% 10/1/2047 (d)	340	311
Fannie Mae Pool #MA3149 4.00% 10/1/2047 (d)	10,154	9,619
Fannie Mae Pool #CA0623 4.50% 10/1/2047 (d)	2,170	2,118
Fannie Mae Pool #947661 6.50% 10/1/2047 (d)	7	7
Fannie Mae Pool #256975 7.00% 10/1/2047 (d)	35	36
Fannie Mae Pool #920015 7.00% 10/1/2047 (d)	15	16
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (d)	3,738	3,423
Fannie Mae Pool #MA3183 4.00% 11/1/2047 (d)	2,503	2,371
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (d)	2,369	2,246
Fannie Mae Pool #257030 6.50% 11/1/2047 (d)	42	43
Fannie Mae Pool #CA0854 3.50% 12/1/2047 (d)	5,907	5,426
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (d)	5,172	5,035
Fannie Mae Pool #BM3332 3.50% 1/1/2048 (d)	1,107	1,017
Fannie Mae Pool #BJ4342 4.00% 1/1/2048 (d)	220	208
Fannie Mae Pool #CA1015 4.00% 1/1/2048 (d)	49	47
Fannie Mae Pool #BJ8318 4.50% 1/1/2048 (d)	81	79
Fannie Mae Pool #BK1198 4.00% 2/1/2048 (d)	1,155	1,093
Fannie Mae Pool #MA3277 4.00% 2/1/2048 (d)	37	35
Fannie Mae Pool #BK1135 4.50% 2/1/2048 (d)	351	342
Fannie Mae Pool #BM3714 3.50% 3/1/2048 (d)	4,226	3,885
Fannie Mae Pool #BJ6760 3.50% 3/1/2048 (d)	3,184	2,934
Fannie Mae Pool #CA1532 3.50% 4/1/2048 (d)	7,558	6,929
Fannie Mae Pool #CA1542 4.00% 4/1/2048 (d)	115	109
Fannie Mae Pool #BJ9260 4.00% 4/1/2048 (d)	13	12
Fannie Mae Pool #BM4033 3.50% 5/1/2048 (d)	16,255	14,931
Fannie Mae Pool #BJ2751 4.50% 5/1/2048 (d)	4,413	4,294
Fannie Mae Pool #BW9776 3.00% 6/1/2048 (d)	98	85

American Balanced Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BJ5829 4.50% 6/1/2048 (d)	USD50	$48
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (d)	52,112	46,244
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (d)	21,928	20,007
Fannie Mae Pool #BM2007 4.00% 9/1/2048 (d)	387	367
Fannie Mae Pool #FM1784 4.00% 9/1/2048 (d)	157	148
Fannie Mae Pool #BF0323 3.00% 11/1/2048 (d)	23,093	20,493
Fannie Mae Pool #BF0325 3.50% 11/1/2048 (d)	29,379	26,806
Fannie Mae Pool #CA2642 4.50% 11/1/2048 (d)	157	153
Fannie Mae Pool #CA3068 3.50% 2/1/2049 (d)	4,653	4,274
Fannie Mae Pool #CA3184 4.00% 3/1/2049 (d)	226	214
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (d)	16,188	15,051
Fannie Mae Pool #CA3503 4.00% 5/1/2049 (d)	4	4
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (d)	3,964	3,527
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (d)	2,643	2,356
Fannie Mae Pool #CA3814 3.50% 7/1/2049 (d)	717	663
Fannie Mae Pool #CA4079 3.50% 8/1/2049 (d)	15,827	14,430
Fannie Mae Pool #BO1345 3.50% 8/1/2049 (d)	25	23
Fannie Mae Pool #CA3976 4.00% 8/1/2049 (d)	1,200	1,133
Fannie Mae Pool #FM1668 4.00% 8/1/2049 (d)	133	126
Fannie Mae Pool #FM2318 3.50% 9/1/2049 (d)	19,221	17,634
Fannie Mae Pool #CA4112 3.50% 9/1/2049 (d)	793	733
Fannie Mae Pool #FM1913 4.00% 9/1/2049 (d)	2,658	2,518
Fannie Mae Pool #CA4432 4.00% 10/1/2049 (d)	138	130
Fannie Mae Pool #CA4533 3.00% 11/1/2049 (d)	28,451	25,316
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (d)	15,255	13,539
Fannie Mae Pool #BO4808 3.00% 12/1/2049 (d)	11,540	10,179
Fannie Mae Pool #CA4800 3.50% 12/1/2049 (d)	43,388	39,966
Fannie Mae Pool #FM4883 2.50% 3/1/2050 (d)	1,102	916
Fannie Mae Pool #BN7443 2.50% 3/1/2050 (d)	776	652
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (d)	13,313	11,074
Fannie Mae Pool #BP5843 2.50% 5/1/2050 (d)	73	61
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (d)	38,981	32,869
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	3,519	2,927
Fannie Mae Pool #CA6087 3.00% 6/1/2050 (d)	39,749	34,610
Fannie Mae Pool #BP8762 2.50% 7/1/2050 (d)	2,980	2,479
Fannie Mae Pool #BP6439 2.50% 7/1/2050 (d)	2,629	2,187
Fannie Mae Pool #CA6289 2.50% 7/1/2050 (d)	503	420
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (d)	5,321	4,631
Fannie Mae Pool #CA6579 2.00% 8/1/2050 (d)	39,313	31,594
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (d)	16,768	13,401
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (d)	34,010	28,705
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (d)	9,115	7,580
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (d)	8,519	7,086
Fannie Mae Pool #CA6603 2.50% 8/1/2050 (d)	6,920	5,756
Fannie Mae Pool #MA4096 2.50% 8/1/2050 (d)	2,443	2,052
Fannie Mae Pool #CA6727 2.50% 8/1/2050 (d)	1,958	1,630
Fannie Mae Pool #FM4021 2.50% 8/1/2050 (d)	725	603
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (d)	3,022	2,630
Fannie Mae Pool #MA4119 2.00% 9/1/2050 (d)	81,298	64,758
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (d)	5,299	4,227
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (d)	47	38
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)	4,827	4,014
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (d)	1,906	1,610
Fannie Mae Pool #CA6996 2.50% 9/1/2050 (d)	1,775	1,478
Fannie Mae Pool #BQ1607 2.50% 9/1/2050 (d)	658	547
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (d)	314	261
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (d)	24,464	21,490
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (d)	1,663	1,456
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (d)	54,071	43,644
Fannie Mae Pool #FP0053 2.00% 10/1/2050 (d)	48,286	38,619
Fannie Mae Pool #MA4158 2.00% 10/1/2050 (d)	44,156	35,263
Fannie Mae Pool #FP0051 2.00% 10/1/2050 (d)	30,182	24,246
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (d)	1,681	1,396
Fannie Mae Pool #FP0060 2.50% 10/1/2050 (d)	1,563	1,299
Fannie Mae Pool #CA7278 2.50% 10/1/2050 (d)	779	648
Fannie Mae Pool #CA7248 2.50% 10/1/2050 (d)	196	163

7	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (d)	USD4,837	$4,209
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (d)	31,783	26,856
Fannie Mae Pool #BQ9030 2.50% 11/1/2050 (d)	10,772	9,020
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (d)	8,416	7,083
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (d)	5,433	4,516
Fannie Mae Pool #FP0074 2.50% 11/1/2050 (d)	5,101	4,270
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (d)	304	252
Fannie Mae Pool #BQ7514 2.50% 11/1/2050 (d)	157	132
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (d)	112	93
Fannie Mae Pool #CA7606 3.00% 11/1/2050 (d)	19,968	17,652
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (d)	51,097	40,791
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (d)	10,650	8,548
Fannie Mae Pool #FM5444 2.00% 12/1/2050 (d)	969	768
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (d)	300	238
Fannie Mae Pool #CA8130 2.50% 12/1/2050 (d)	23,689	19,865
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (d)	14,531	12,186
Fannie Mae Pool #FM5173 2.50% 12/1/2050 (d)	1,756	1,482
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (d)	27,416	24,465
Fannie Mae Pool #CA8285 3.00% 12/1/2050 (d)	8,644	7,668
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (d)	3,269	2,845
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)	1,440	1,401
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (d)	59,871	47,776
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (d)	1,000	793
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (d)	694	551
Fannie Mae Pool #CA8601 2.50% 1/1/2051 (d)	42,848	35,859
Fannie Mae Pool #CA8862 2.50% 1/1/2051 (d)	3,476	2,936
Fannie Mae Pool #BR0751 2.50% 1/1/2051 (d)	1,036	860
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (d)	379	315
Fannie Mae Pool #CA8607 2.50% 1/1/2051 (d)	270	225
Fannie Mae Pool #BR0757 2.50% 1/1/2051 (d)	67	56
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (d)	72,351	63,589
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (d)	27,998	24,371
Fannie Mae Pool #CA8645 4.00% 1/1/2051 (d)	20	19
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (d)	22,682	18,246
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (d)	22,064	17,709
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (d)	12,639	10,158
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (d)	422	334
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (d)	297	236
Fannie Mae Pool #CA9291 2.50% 2/1/2051 (d)	33,731	28,006
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (d)	21,064	17,779
Fannie Mae Pool #FS3207 2.50% 2/1/2051 (d)	4,868	4,073
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (d)	1,985	1,661
Fannie Mae Pool #FM5778 2.50% 2/1/2051 (d)	1,854	1,565
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (d)	980	813
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (d)	121	100
Fannie Mae Pool #FM7308 2.50% 2/1/2051 (d)	118	99
Fannie Mae Pool #CA8870 3.00% 2/1/2051 (d)	97,651	85,968
Fannie Mae Pool #CA8969 3.00% 2/1/2051 (d)	1,099	964
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (d)	1,000	793
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (d)	455	361
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (d)	28,322	23,515
Fannie Mae Pool #MA4282 2.50% 3/1/2051 (d)	4,009	3,346
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (d)	81	67
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (d)	49	41
Fannie Mae Pool #CB0090 2.00% 4/1/2051 (d)	181,854	144,796
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (d)	64,742	51,400
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (d)	1,479	1,178
Fannie Mae Pool #FM7093 2.50% 4/1/2051 (d)	13,416	11,139
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (d)	11,383	9,511
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (d)	590	490
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (d)	489	406
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (d)	427	355
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (d)	401	333
Fannie Mae Pool #BR9082 2.50% 4/1/2051 (d)	382	317
Fannie Mae Pool #BR7725 2.50% 4/1/2051 (d)	32	27
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (d)	34,898	30,496

American Balanced Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (d)	USD4,297	$3,756
Fannie Mae Pool #CB0496 2.00% 5/1/2051 (d)	42,516	33,914
Fannie Mae Pool #MA4325 2.00% 5/1/2051 (d)	35,175	28,009
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (d)	878	697
Fannie Mae Pool #CB0500 2.00% 5/1/2051 (d)	444	352
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (d)	158,990	133,281
Fannie Mae Pool #CB0520 2.50% 5/1/2051 (d)	17,488	14,520
Fannie Mae Pool #BR8793 2.50% 5/1/2051 (d)	16,357	13,580
Fannie Mae Pool #FM7392 2.50% 5/1/2051 (d)	7,618	6,326
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (d)	6,168	5,121
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (d)	767	637
Fannie Mae Pool #FM7527 2.50% 5/1/2051 (d)	301	250
Fannie Mae Pool #CB0456 2.50% 5/1/2051 (d)	280	232
Fannie Mae Pool #BR9622 2.50% 5/1/2051 (d)	259	215
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (d)	136	113
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (d)	47	39
Fannie Mae Pool #BR9366 2.50% 5/1/2051 (d)	35	29
Fannie Mae Pool #BR9540 4.00% 5/1/2051 (d)	2,151	2,080
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (d)	16,869	13,595
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (d)	20,186	16,759
Fannie Mae Pool #BT1265 2.50% 6/1/2051 (d)	17,556	14,578
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (d)	2,910	2,416
Fannie Mae Pool #BT0098 2.50% 6/1/2051 (d)	482	402
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (d)	3,181	2,780
Fannie Mae Pool #CB0738 3.00% 6/1/2051 (d)	1,594	1,381
Fannie Mae Pool #FS3744 2.00% 7/1/2051 (d)	49,298	39,354
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (d)	23,965	19,054
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (d)	138,347	114,864
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (d)	25,873	21,640
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (d)	11,306	9,387
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (d)	9,537	7,918
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (d)	2,762	2,299
Fannie Mae Pool #BT1335 2.50% 7/1/2051 (d)	1,580	1,311
Fannie Mae Pool #FM7957 2.50% 7/1/2051 (d)	549	462
Fannie Mae Pool #BT1339 2.50% 7/1/2051 (d)	76	63
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (d)	17,861	14,158
Fannie Mae Pool #BT2760 2.50% 8/1/2051 (d)	1,060	880
Fannie Mae Pool #FS1057 2.50% 8/1/2051 (d)	889	744
Fannie Mae Pool #FM8247 2.50% 8/1/2051 (d)	783	658
Fannie Mae Pool #BT4304 2.50% 8/1/2051 (d)	694	579
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (d)	109	91
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (d)	63,005	55,159
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (d)	42,841	37,928
Fannie Mae Pool #FS5081 3.00% 8/1/2051 (d)	14,072	12,382
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (d)	3,332	2,933
Fannie Mae Pool #FS4783 4.00% 8/1/2051 (d)	65,921	62,359
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (d)	6,988	5,802
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (d)	4,476	3,716
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (d)	4,420	3,671
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (d)	3,795	3,151
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (d)	3,708	3,078
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (d)	3,135	2,603
Fannie Mae Pool #BQ7435 2.50% 9/1/2051 (d)	2,273	1,894
Fannie Mae Pool #CB1566 2.50% 9/1/2051 (d)	2,208	1,834
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (d)	2,091	1,736
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (d)	1,739	1,449
Fannie Mae Pool #BU0464 2.50% 9/1/2051 (d)	168	139
Fannie Mae Pool #FM8980 2.50% 9/1/2051 (d)	21	17
Fannie Mae Pool #MA4415 3.00% 9/1/2051 (d)	3,302	2,874
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (d)	3,848	3,195
Fannie Mae Pool #CB1818 2.50% 10/1/2051 (d)	1,953	1,622
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (d)	1,022	848
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (d)	361	300
Fannie Mae Pool #FM8954 2.50% 10/1/2051 (d)	245	204
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (d)	178	148
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (d)	80	66

9	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BT6823 2.50% 10/1/2051 (d)	USD37	$31
Fannie Mae Pool #BU0070 2.50% 10/1/2051 (d)	34	28
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (d)	23,276	20,339
Fannie Mae Pool #FM9419 3.00% 10/1/2051 (d)	392	341
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (d)	8,860	7,042
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (d)	6,674	5,316
Fannie Mae Pool #FM9646 2.00% 11/1/2051 (d)	273	217
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (d)	847	705
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (d)	36,036	31,579
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (d)	23,994	20,960
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (d)	15,533	13,665
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (d)	94	82
Fannie Mae Pool #BU3349 3.50% 11/1/2051 (d)	33	30
Fannie Mae Pool #BU7817 2.00% 12/1/2051 (d)	2,189	1,735
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (d)	70,008	58,806
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (d)	68,451	57,639
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (d)	37,747	31,721
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	36,334	30,175
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (d)	32,794	27,575
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (d)	26,099	21,977
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (d)	25,635	21,600
Fannie Mae Pool #CB2373 2.50% 12/1/2051 (d)	11,717	9,857
Fannie Mae Pool #MA4493 2.50% 12/1/2051 (d)	2,288	1,902
Fannie Mae Pool #CB2401 2.50% 12/1/2051 (d)	736	611
Fannie Mae Pool #CB2408 2.50% 12/1/2051 (d)	125	105
Fannie Mae Pool #BU5890 2.50% 12/1/2051 (d)	78	65
Fannie Mae Pool #CB2431 3.00% 12/1/2051 (d)	127	110
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (d)	7,873	6,537
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (d)	2,318	1,927
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (d)	1,792	1,488
Fannie Mae Pool #BQ7459 2.50% 1/1/2052 (d)	1,595	1,330
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (d)	1,083	901
Fannie Mae Pool #BV0761 2.50% 1/1/2052 (d)	121	101
Fannie Mae Pool #FS1648 2.50% 1/1/2052 (d)	118	98
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (d)	102	85
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (d)	80	67
Fannie Mae Pool #BU7552 2.50% 1/1/2052 (d)	24	20
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (d)	30,254	26,437
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (d)	2,000	1,733
Fannie Mae Pool #FS0972 3.50% 1/1/2052 (d)	5,522	5,065
Fannie Mae Pool #BU7427 3.50% 1/1/2052 (d)	804	735
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (d)	72,789	57,735
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (d)	39,234	31,125
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (d)	11,889	9,500
Fannie Mae Pool #BT1897 2.00% 2/1/2052 (d)	776	615
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (d)	23,975	19,912
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (d)	6,375	5,294
Fannie Mae Pool #BT6607 2.50% 2/1/2052 (d)	3,361	2,790
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (d)	2,692	2,238
Fannie Mae Pool #BT2176 2.50% 2/1/2052 (d)	1,782	1,487
Fannie Mae Pool #CB3099 2.50% 2/1/2052 (d)	899	749
Fannie Mae Pool #FS5034 2.50% 2/1/2052 (d)	588	488
Fannie Mae Pool #CB2870 2.50% 2/1/2052 (d)	74	62
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (d)	67	55
Fannie Mae Pool #BV4126 2.50% 2/1/2052 (d)	58	48
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (d)	56	47
Fannie Mae Pool #CB2882 3.00% 2/1/2052 (d)	23,699	20,840
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (d)	9,082	8,000
Fannie Mae Pool #CB3155 2.00% 3/1/2052 (d)	8,863	7,031
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (d)	6,077	5,045
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (d)	5,060	4,219
Fannie Mae Pool #BU8884 2.50% 3/1/2052 (d)	1,325	1,104
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (d)	733	609
Fannie Mae Pool #BT8111 2.50% 3/1/2052 (d)	410	341
Fannie Mae Pool #CB3049 2.50% 3/1/2052 (d)	196	163
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (d)	104	87

American Balanced Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (d)	USD93	$77
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (d)	24,036	21,037
Fannie Mae Pool #BV4149 3.00% 3/1/2052 (d)	984	853
Fannie Mae Pool #FS1169 3.00% 3/1/2052 (d)	225	195
Fannie Mae Pool #BU8883 3.00% 3/1/2052 (d)	79	69
Fannie Mae Pool #FS5326 3.00% 3/1/2052 (d)	55	48
Fannie Mae Pool #CB3126 3.50% 3/1/2052 (d)	7,158	6,530
Fannie Mae Pool #BV3316 3.50% 3/1/2052 (d)	373	337
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (d)	31,289	24,854
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)	16,632	13,224
Fannie Mae Pool #BT4443 2.00% 4/1/2052 (d)	511	406
Fannie Mae Pool #CB3343 2.00% 4/1/2052 (d)	44	35
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (d)	34	27
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (d)	49,555	41,141
Fannie Mae Pool #CB3520 2.50% 4/1/2052 (d)	19,140	15,894
Fannie Mae Pool #BT2292 2.50% 4/1/2052 (d)	7,890	6,551
Fannie Mae Pool #MA4578 2.50% 4/1/2052 (d)	3,232	2,689
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (d)	2,140	1,782
Fannie Mae Pool #BQ7478 2.50% 4/1/2052 (d)	2,083	1,735
Fannie Mae Pool #CB3356 2.50% 4/1/2052 (d)	1,795	1,491
Fannie Mae Pool #BV5355 2.50% 4/1/2052 (d)	1,473	1,228
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (d)	520	433
Fannie Mae Pool #BT8116 2.50% 4/1/2052 (d)	442	369
Fannie Mae Pool #FS6221 2.50% 4/1/2052 (d)	108	90
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (d)	78	65
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (d)	69	57
Fannie Mae Pool #CB3242 3.00% 4/1/2052 (d)	1,000	866
Fannie Mae Pool #FS4377 3.00% 4/1/2052 (d)	118	103
Fannie Mae Pool #BV7709 3.00% 4/1/2052 (d)	48	42
Fannie Mae Pool #FS1180 3.50% 4/1/2052 (d)	72,054	65,733
Fannie Mae Pool #BV0242 3.50% 4/1/2052 (d)	163	147
Fannie Mae Pool #FS1206 3.50% 4/1/2052 (d)	144	131
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (d)	4,942	4,611
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)	37,672	29,946
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (d)	11,491	9,572
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (d)	10,011	8,317
Fannie Mae Pool #BV5577 2.50% 5/1/2052 (d)	668	557
Fannie Mae Pool #BW0160 2.50% 5/1/2052 (d)	347	290
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (d)	170	142
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (d)	63	53
Fannie Mae Pool #FS4815 3.00% 5/1/2052 (d)	970	841
Fannie Mae Pool #CB3584 3.00% 5/1/2052 (d)	211	184
Fannie Mae Pool #CB3620 4.00% 5/1/2052 (d)	70,664	65,874
Fannie Mae Pool #FS1834 4.00% 5/1/2052 (d)	38,125	35,698
Fannie Mae Pool #FS1948 4.00% 5/1/2052 (d)	24	22
Fannie Mae Pool #CB3653 5.00% 5/1/2052 (d)	26	25
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (d)	9,485	7,527
Fannie Mae Pool #BU8730 2.50% 6/1/2052 (d)	11,459	9,547
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (d)	464	386
Fannie Mae Pool #BV9975 2.50% 6/1/2052 (d)	458	381
Fannie Mae Pool #BW7323 2.50% 6/1/2052 (d)	234	195
Fannie Mae Pool #FS6943 3.00% 6/1/2052 (d)	219	190
Fannie Mae Pool #CB3996 3.00% 6/1/2052 (d)	32	28
Fannie Mae Pool #BV7809 3.50% 6/1/2052 (d)	129	117
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (d)	13,377	12,472
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (d)	10,244	9,559
Fannie Mae Pool #BV9955 4.00% 6/1/2052 (d)	27	26
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (d)	19,658	15,585
Fannie Mae Pool #BV7823 2.00% 7/1/2052 (d)	1,501	1,194
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (d)	14,486	12,022
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (d)	1,017	846
Fannie Mae Pool #BW0002 2.50% 7/1/2052 (d)	476	396
Fannie Mae Pool #BW4142 2.50% 7/1/2052 (d)	298	249
Fannie Mae Pool #CB4119 4.00% 7/1/2052 (d)	125,667	117,141
Fannie Mae Pool #FS5851 4.00% 7/1/2052 (d)	15,076	14,056
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (d)	862	803

11	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (d)	USD1,517	$1,259
Fannie Mae Pool #FS2535 2.50% 8/1/2052 (d)	121	100
Fannie Mae Pool #FS4747 3.50% 8/1/2052 (d)	10,031	9,106
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (d)	3,109	2,898
Fannie Mae Pool #BT8308 4.50% 8/1/2052 (d)	130	125
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (d)	8,581	8,508
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (d)	128	132
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (d)	647	538
Fannie Mae Pool #MA4768 2.50% 9/1/2052 (d)	494	411
Fannie Mae Pool #CB4548 4.00% 9/1/2052 (d)	4,326	4,032
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (d)	2,301	2,146
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (d)	27,475	26,315
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (d)	37,047	36,628
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (d)	19,098	18,820
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (d)	229,396	181,979
Fannie Mae Pool #CB4819 4.00% 10/1/2052 (d)	26	24
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (d)	24,681	24,321
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (d)	6,733	6,756
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (d)	6,121	6,149
Fannie Mae Pool #CB5266 4.50% 11/1/2052 (d)	119,907	114,923
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (d)	44,764	42,934
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	16,681	15,996
Fannie Mae Pool #MA4806 5.00% 11/1/2052 (d)	23,894	23,588
Fannie Mae Pool #BX2812 5.00% 11/1/2052 (d)	15,872	15,643
Fannie Mae Pool #BX5583 5.00% 12/1/2052 (d)	1,839	1,817
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (d)	43,131	43,280
Fannie Mae Pool #BX4004 5.50% 12/1/2052 (d)	1,063	1,064
Fannie Mae Pool #BX3726 5.50% 12/1/2052 (d)	829	831
Fannie Mae Pool #BX3716 5.50% 12/1/2052 (d)	624	625
Fannie Mae Pool #MA4910 2.50% 1/1/2053 (d)	3,835	3,191
Fannie Mae Pool #FS4947 4.00% 1/1/2053 (d)	204	190
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (d)	12,561	12,031
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (d)	89,735	88,421
Fannie Mae Pool #BT8033 5.00% 1/1/2053 (d)	17,824	17,566
Fannie Mae Pool #BX0856 5.50% 1/1/2053 (d)	625	629
Fannie Mae Pool #BX5592 5.50% 1/1/2053 (d)	509	512
Fannie Mae Pool #BX6108 5.50% 1/1/2053 (d)	57	57
Fannie Mae Pool #BW4964 2.50% 2/1/2053 (d)	145	120
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (d)	22	18
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (d)	401	373
Fannie Mae Pool #BW5132 4.00% 2/1/2053 (d)	96	90
Fannie Mae Pool #MA4917 4.50% 2/1/2053 (d)	163	156
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	13,418	13,459
Fannie Mae Pool #BX7384 5.50% 2/1/2053 (d)	1,070	1,071
Fannie Mae Pool #FS4024 5.50% 2/1/2053 (d)	481	483
Fannie Mae Pool #BW5124 5.50% 2/1/2053 (d)	80	80
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (d)	29,639	30,585
Fannie Mae Pool #BX7703 6.50% 2/1/2053 (d)	262	272
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (d)	2,220	2,069
Fannie Mae Pool #MA4962 4.00% 3/1/2053 (d)	655	611
Fannie Mae Pool #BX7774 5.50% 3/1/2053 (d)	8,868	8,915
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	3,963	3,992
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (d)	3,224	3,241
Fannie Mae Pool #BX7782 5.50% 3/1/2053 (d)	1,700	1,704
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (d)	170	172
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	17,630	18,049
Fannie Mae Pool #BW4879 3.00% 4/1/2053 (d)	196	170
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (d)	5,207	4,848
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (d)	5,009	4,662
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (d)	2,886	2,767
Fannie Mae Pool #BW5269 4.50% 4/1/2053 (d)	1,087	1,041
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (d)	29,929	29,445
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (d)	4,445	4,454
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (d)	2,915	2,921
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (d)	2,824	2,834
Fannie Mae Pool #BY0667 5.50% 4/1/2053 (d)	844	846

American Balanced Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (d)	USD747	$750
Fannie Mae Pool #BY3206 5.50% 4/1/2053 (d)	413	414
Fannie Mae Pool #BX8883 5.50% 4/1/2053 (d)	132	132
Fannie Mae Pool #FS4919 2.50% 5/1/2053 (d)	64	53
Fannie Mae Pool #BW4940 4.00% 5/1/2053 (d)	1,494	1,392
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (d)	379	353
Fannie Mae Pool #MA5008 4.50% 5/1/2053 (d)	2,658	2,545
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (d)	37,707	37,086
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (d)	6,806	6,725
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	11,079	11,091
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (d)	7,917	7,931
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	6,163	6,177
Fannie Mae Pool #BY2505 5.50% 5/1/2053 (d)	3,954	3,966
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (d)	3,187	3,216
Fannie Mae Pool #BY4413 5.50% 5/1/2053 (d)	297	297
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (d)	3,392	2,819
Fannie Mae Pool #BY4220 4.00% 6/1/2053 (d)	544	506
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (d)	43,023	42,280
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (d)	65,575	65,724
Fannie Mae Pool #BY3521 5.50% 6/1/2053 (d)	15,567	15,609
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	3,836	3,844
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (d)	325	327
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (d)	5,842	6,088
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (d)	2,080	2,156
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (d)	1,520	1,582
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (d)	16,314	15,196
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (d)	988	920
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (d)	123,349	118,248
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (d)	3,495	3,348
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	38,637	38,710
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (d)	7,411	7,712
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (d)	5,382	5,156
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (d)	92	92
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	9,991	10,015
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (d)	3,071	3,128
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	5,234	5,242
Fannie Mae Pool #CB7344 6.00% 10/1/2053 (d)	80,575	82,097
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	8,348	8,500
Fannie Mae Pool #BY1418 4.00% 11/1/2053 (d)	5,314	4,948
Fannie Mae Pool #CB8251 4.00% 11/1/2053 (d)	1,845	1,717
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (d)	60,890	59,839
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (d)	73,090	73,209
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	11,120	11,139
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	9,876	10,057
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (d)	3,209	3,330
Fannie Mae Pool #CB7907 6.50% 11/1/2053 (d)	31	32
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (d)	4,792	4,461
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (d)	4,550	4,237
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (d)	13,962	13,987
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (d)	8,446	8,457
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (d)	12,738	12,963
Fannie Mae Pool #FS6610 6.50% 12/1/2053 (d)	17,951	18,587
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (d)	3,598	3,744
Fannie Mae Pool #FS7880 2.50% 1/1/2054 (d)	840	700
Fannie Mae Pool #FS7058 2.50% 1/1/2054 (d)	32	27
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (d)	22,308	22,731
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (d)	37,644	38,929
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (d)	1,681	1,747
Fannie Mae Pool #MA5248 6.50% 1/1/2054 (d)	69	71
Fannie Mae Pool #BY1343 4.00% 2/1/2054 (d)	4,541	4,226
Fannie Mae Pool #MA5270 5.00% 2/1/2054 (d)	9,562	9,391
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	13,144	13,156
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	10,117	10,126
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (d)	16,337	16,670
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (d)	4,774	4,856
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (d)	3,540	3,624

13	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (d)	USD9,840	$10,176
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (d)	8,358	8,699
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (d)	7,740	7,419
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	26,850	26,870
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (d)	7,101	7,122
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (d)	596	597
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (d)	56,242	57,578
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (d)	23,069	23,617
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (d)	215	219
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (d)	3,463	3,604
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (d)	8,991	9,021
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (d)	4,113	4,293
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (d)	54,977	55,357
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (d)	2,992	3,002
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	1,746	1,776
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (d)	19,249	19,263
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)	7,503	7,543
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	14,222	14,491
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	12,256	12,571
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	5,834	5,936
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	4,715	4,827
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (d)	1,385	1,433
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (d)	1,009	1,048
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	23,116	23,155
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (d)	14,550	14,562
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	13,095	13,117
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (d)	11,082	11,152
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	50,981	52,069
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (d)	50,517	51,386
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	18,779	19,273
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	10,647	10,873
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	8,575	8,737
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	5,610	5,757
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	4,575	4,653
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	4,347	4,424
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	3,638	3,702
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (d)	351,315	363,103
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (d)	9,873	10,282
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (d)	7,349	7,653
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	2,669	2,758
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (d)	1,573	1,638
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (d)	469	488
Fannie Mae Pool #DB6947 6.50% 7/1/2054 (d)	437	453
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (d)	270	281
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (d)	314	331
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (d)	10,783	10,591
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	2,561	2,569
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (d)	28,717	29,214
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	20,239	20,721
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	11,470	11,687
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	9,978	10,167
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	8,269	8,460
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	5,541	5,678
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	4,394	4,497
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	4,112	4,209
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	2,744	2,792
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	864	879
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	679	691
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (d)	12,551	13,074
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (d)	2,256	2,349
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (d)	42,113	42,248
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (d)	40,932	41,166
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (d)	25,278	25,417
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (d)	11,347	11,447
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (d)	10,001	10,008
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (d)	984	984

American Balanced Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	USD20,128	$20,594
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (d)	11,123	11,363
Fannie Mae Pool #BU5048 6.00% 9/1/2054 (d)	6,516	6,655
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (d)	1,414	1,444
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (d)	1,173	1,213
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (d)	15,475	15,767
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (d)	6,468	6,578
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (d)	1,545	1,616
Fannie Mae Pool #DC2693 4.00% 11/1/2054 (d)	1,984	1,847
Fannie Mae Pool #DC5704 4.00% 11/1/2054 (d)	50	47
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	167,461	164,257
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	59,623	59,667
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (d)	7,840	7,854
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (d)	15,780	16,100
Fannie Mae Pool #CB9418 6.50% 11/1/2054 (d)	14,486	14,972
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (d)	18,276	17,493
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (d)	6,839	6,553
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (d)	242	232
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	110,946	108,832
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (d)	12,712	12,483
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (d)	24,206	24,241
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (d)	12,708	12,729
Fannie Mae Pool #BU5360 5.50% 12/1/2054 (d)	12,651	12,669
Fannie Mae Pool #BU5380 5.50% 12/1/2054 (d)	4,368	4,375
Fannie Mae Pool #DC6856 5.50% 12/1/2054 (d)	376	376
Fannie Mae Pool #DC6842 5.50% 12/1/2054 (d)	29	29
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (d)	36,928	37,835
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (d)	27,343	27,808
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (d)	18,527	18,877
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (d)	14,316	14,557
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (d)	8,602	8,765
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (d)	199	203
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (d)	2,263	2,106
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (d)	2,936	2,810
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (d)	22,583	22,177
Fannie Mae Pool #CB9800 5.50% 1/1/2055 (d)	80,368	80,788
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)	49,652	49,677
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (d)	44,773	45,647
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (d)	27,700	28,170
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (d)	13,102	13,322
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (d)	52,298	54,049
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (d)	35,270	36,667
Fannie Mae Pool #DC9721 6.50% 1/1/2055 (d)	4,639	4,796
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (d)	3,651	3,653
Fannie Mae Pool #DD1746 5.50% 2/1/2055 (d)	500	503
Fannie Mae Pool #MA5614 5.50% 2/1/2055 (d)	440	440
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (d)	142,041	144,439
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (d)	4,819	4,980
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (d)	21,519	20,024
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (d)	8,082	7,736
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (d)	67,259	67,293
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)	26,488	26,933
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (d)	18,888	17,575
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (d)	8,498	8,134
Fannie Mae Pool #DD7388 5.00% 4/1/2055 (d)	332	326
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (d)	43,897	44,640
Fannie Mae Pool #CC0354 6.50% 4/1/2055 (d)	6,089	6,292
Fannie Mae Pool #MA5675 6.50% 4/1/2055 (d)	7	7
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	25,597	25,103
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	82,464	83,850
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	19,977	19,591
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (d)	69,659	69,694
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (d)	6,103	6,106
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (d)	5,999	6,200
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (d)	25,827	24,113
Fannie Mae Pool #BF0174 3.00% 2/1/2057 (d)	4,693	3,966

15	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BF0177 3.00% 2/1/2057 (d)	USD4,538	$3,947
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (d)	95,753	85,810
Fannie Mae Pool #BF0189 3.00% 6/1/2057 (d)	7,093	6,117
Fannie Mae Pool #BF0219 3.50% 9/1/2057 (d)	21,472	19,321
Fannie Mae Pool #BF0226 3.50% 1/1/2058 (d)	6,207	5,596
Fannie Mae Pool #BF0262 3.00% 5/1/2058 (d)	362	312
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (d)	53,093	45,790
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (d)	2,819	2,726
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (d)	66,691	59,670
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (d)	44,397	38,281
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (d)	24,609	19,572
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (d)	45,809	38,758
Fannie Mae Pool #BF0547 3.00% 7/1/2061 (d)	28,344	24,649
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (d)	45,807	43,884
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (d)	14,757	12,486
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (d)	12,283	10,883
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (d)	14,601	12,936
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (d)	27,988	25,885
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.546% 12/25/2026 (d)(e)	26,937	26,273
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027 (d)(e)	1,983	1,945
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.162% 6/25/2027 (d)(e)	2,212	2,167
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (d)	212	185
Freddie Mac Pool #ZA1894 5.00% 8/1/2025 (d)	— (f)	— (f)
Freddie Mac Pool #ZA1914 5.00% 12/1/2025 (d)	— (f)	— (f)
Freddie Mac Pool #ZA1927 5.00% 3/1/2026 (d)	2	2
Freddie Mac Pool #ZA1950 6.50% 8/1/2026 (d)	17	17
Freddie Mac Pool #ZS8832 5.00% 3/1/2027 (d)	1	1
Freddie Mac Pool #ZA1997 5.00% 4/1/2027 (d)	9	9
Freddie Mac Pool #C91130 6.50% 12/1/2027 (d)	22	23
Freddie Mac Pool #D97504 6.50% 12/1/2027 (d)	6	6
Freddie Mac Pool #C91150 6.50% 1/1/2028 (d)	24	25
Freddie Mac Pool #G16210 3.50% 6/1/2032 (d)	21	21
Freddie Mac Pool #ZA2384 3.50% 6/1/2035 (d)	148	144
Freddie Mac Pool #A56076 5.50% 1/1/2037 (d)	8	8
Freddie Mac Pool #C91917 3.00% 2/1/2037 (d)	5,417	5,137
Freddie Mac Pool #C91912 3.00% 2/1/2037 (d)	2,677	2,539
Freddie Mac Pool #G06028 5.50% 7/1/2037 (d)	121	124
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (d)	1,082	1,011
Freddie Mac Pool #G08248 5.50% 2/1/2038 (d)	33	33
Freddie Mac Pool #ZA2505 3.50% 5/1/2038 (d)	56	54
Freddie Mac Pool #ZT1449 3.00% 6/1/2038 (d)	5,602	5,286
Freddie Mac Pool #G04552 6.00% 9/1/2038 (d)	277	291
Freddie Mac Pool #G05979 5.50% 10/1/2038 (d)	16	16
Freddie Mac Pool #G05546 5.50% 7/1/2039 (d)	66	68
Freddie Mac Pool #A90351 4.50% 1/1/2040 (d)	97	96
Freddie Mac Pool #G05937 4.50% 8/1/2040 (d)	1,752	1,750
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (d)	84,927	73,675
Freddie Mac Pool #A97543 4.50% 3/1/2041 (d)	148	151
Freddie Mac Pool #A97669 4.50% 3/1/2041 (d)	120	120
Freddie Mac Pool #Q01190 4.50% 6/1/2041 (d)	70	70
Freddie Mac Pool #Q01160 5.00% 6/1/2041 (d)	114	115
Freddie Mac Pool #SC0148 2.00% 7/1/2041 (d)	2,070	1,787
Freddie Mac Pool #Q03821 4.50% 10/1/2041 (d)	272	271
Freddie Mac Pool #Q03795 4.50% 10/1/2041 (d)	17	16
Freddie Mac Pool #Q11220 3.50% 9/1/2042 (d)	347	326
Freddie Mac Pool #V80026 3.00% 4/1/2043 (d)	22	20
Freddie Mac Pool #G07921 3.50% 4/1/2043 (d)	288	271
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (d)	170	164
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (d)	129	124
Freddie Mac Pool #Q26734 4.00% 6/1/2044 (d)	1,433	1,369
Freddie Mac Pool #SD0480 3.50% 6/1/2045 (d)	7,305	6,854
Freddie Mac Pool #760014 3.889% 8/1/2045 (d)(e)	559	557
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (d)	2,941	2,800
Freddie Mac Pool #G60344 4.00% 12/1/2045 (d)	2,810	2,682
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (d)	11,027	10,021
Freddie Mac Pool #Q40476 4.00% 4/1/2046 (d)	2,302	2,187

American Balanced Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q40458 4.00% 4/1/2046 (d)	USD514	$488
Freddie Mac Pool #G60744 3.50% 7/1/2046 (d)	1,461	1,352
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (d)	250	244
Freddie Mac Pool #V82628 4.00% 9/1/2046 (d)	6,491	6,165
Freddie Mac Pool #760015 3.45% 1/1/2047 (d)(e)	3,892	3,793
Freddie Mac Pool #G60928 4.50% 4/1/2047 (d)	1,886	1,845
Freddie Mac Pool #ZS4726 3.50% 7/1/2047 (d)	19	18
Freddie Mac Pool #G08775 4.00% 8/1/2047 (d)	8,945	8,456
Freddie Mac Pool #G61295 3.50% 9/1/2047 (d)	4,684	4,353
Freddie Mac Pool #ZS4735 3.50% 9/1/2047 (d)	120	110
Freddie Mac Pool #V83507 4.00% 10/1/2047 (d)	1,437	1,363
Freddie Mac Pool #G61733 3.00% 12/1/2047 (d)	13,892	12,439
Freddie Mac Pool #ZS4747 3.50% 12/1/2047 (d)	13,652	12,540
Freddie Mac Pool #G61662 3.50% 2/1/2048 (d)	4,381	4,035
Freddie Mac Pool #Q54547 4.00% 3/1/2048 (d)	6,820	6,461
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (d)	25	24
Freddie Mac Pool #G61628 3.50% 9/1/2048 (d)	4,936	4,546
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)	2,196	2,139
Freddie Mac Pool #ZA5889 4.00% 11/1/2048 (d)	2,987	2,827
Freddie Mac Pool #V85664 3.50% 6/1/2049 (d)	22,020	20,240
Freddie Mac Pool #SD7506 4.00% 9/1/2049 (d)	36,429	34,430
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (d)	7,478	6,896
Freddie Mac Pool #RA1744 4.00% 11/1/2049 (d)	530	499
Freddie Mac Pool #QA5118 3.50% 12/1/2049 (d)	29,278	26,727
Freddie Mac Pool #QB1968 2.50% 7/1/2050 (d)	8,250	6,862
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (d)	2,749	2,287
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (d)	1,692	1,481
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (d)	13,432	10,765
Freddie Mac Pool #QB3745 2.50% 9/1/2050 (d)	110	92
Freddie Mac Pool #RA3611 2.50% 9/1/2050 (d)	46	39
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (d)	5,654	4,946
Freddie Mac Pool #SI2080 2.00% 10/1/2050 (d)	13,813	11,097
Freddie Mac Pool #QB4072 2.50% 10/1/2050 (d)	1,943	1,614
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (d)	85,894	69,199
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (d)	78,466	62,639
Freddie Mac Pool #QB4886 2.00% 11/1/2050 (d)	335	265
Freddie Mac Pool #RA4070 2.50% 11/1/2050 (d)	17,215	14,436
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (d)	16,123	13,500
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (d)	1,521	1,205
Freddie Mac Pool #QB7148 2.00% 12/1/2050 (d)	366	290
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (d)	7,717	6,413
Freddie Mac Pool #RA4216 2.50% 12/1/2050 (d)	339	284
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (d)	19,849	15,919
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (d)	596	473
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (d)	14,032	11,275
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (d)	5,109	4,072
Freddie Mac Pool #SD1729 2.50% 2/1/2051 (d)	42,949	36,004
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (d)	68	56
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (d)	40,968	32,628
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (d)	428	355
Freddie Mac Pool #SD0578 2.50% 3/1/2051 (d)	68	56
Freddie Mac Pool #RA4912 3.00% 3/1/2051 (d)	950	824
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (d)	12,256	10,184
Freddie Mac Pool #QC0292 2.50% 4/1/2051 (d)	9,345	7,807
Freddie Mac Pool #QC0576 2.50% 4/1/2051 (d)	103	85
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (d)	10,297	8,280
Freddie Mac Pool #QC1665 2.00% 5/1/2051 (d)	574	455
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (d)	184,318	154,513
Freddie Mac Pool #RA5219 2.50% 5/1/2051 (d)	10,542	8,796
Freddie Mac Pool #RA5275 2.50% 5/1/2051 (d)	815	677
Freddie Mac Pool #QC1924 2.50% 5/1/2051 (d)	466	387
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (d)	3,457	3,020
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (d)	1,968	1,635
Freddie Mac Pool #SI2032 2.50% 6/1/2051 (d)	451	375
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (d)	301	250
Freddie Mac Pool #RA5391 3.00% 6/1/2051 (d)	382	331

17	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA5559 2.50% 7/1/2051 (d)	USD15,654	$12,997
Freddie Mac Pool #QC3654 2.50% 7/1/2051 (d)	1,549	1,286
Freddie Mac Pool #QC4231 2.50% 7/1/2051 (d)	467	388
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (d)	13,493	11,912
Freddie Mac Pool #QC5574 2.50% 8/1/2051 (d)	18,854	15,654
Freddie Mac Pool #QC5137 2.50% 8/1/2051 (d)	4,858	4,035
Freddie Mac Pool #QC5142 2.50% 8/1/2051 (d)	117	97
Freddie Mac Pool #SD0665 3.00% 8/1/2051 (d)	18,142	15,867
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (d)	59,893	50,546
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (d)	57,768	48,561
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (d)	15,488	13,048
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (d)	4,794	3,980
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (d)	1,487	1,234
Freddie Mac Pool #QC6516 2.50% 9/1/2051 (d)	939	779
Freddie Mac Pool #QC6225 2.50% 9/1/2051 (d)	839	697
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (d)	815	676
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (d)	767	641
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (d)	348	289
Freddie Mac Pool #QC6597 2.50% 9/1/2051 (d)	26	21
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (d)	19,041	16,760
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (d)	3,321	2,902
Freddie Mac Pool #SD8172 2.00% 10/1/2051 (d)	8,755	6,965
Freddie Mac Pool #QC8489 2.50% 10/1/2051 (d)	48,770	40,968
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (d)	14,278	11,854
Freddie Mac Pool #QC8618 2.50% 10/1/2051 (d)	6,215	5,187
Freddie Mac Pool #SD6078 2.50% 10/1/2051 (d)	777	645
Freddie Mac Pool #QC9156 2.50% 10/1/2051 (d)	204	170
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (d)	47,838	41,789
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (d)	4,260	3,749
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (d)	1,089	869
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (d)	209,184	176,839
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (d)	3,800	3,321
Freddie Mac Pool #QD2074 2.00% 12/1/2051 (d)	104	83
Freddie Mac Pool #QD2433 2.00% 12/1/2051 (d)	38	30
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (d)	59,272	49,789
Freddie Mac Pool #QD3540 2.50% 12/1/2051 (d)	2,570	2,144
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (d)	7,882	6,840
Freddie Mac Pool #SD2152 3.00% 12/1/2051 (d)	129	113
Freddie Mac Pool #QD4747 2.00% 1/1/2052 (d)	13,837	10,968
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (d)	404	320
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (d)	23,520	19,621
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (d)	7,798	6,568
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (d)	5,713	4,745
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (d)	2,949	2,452
Freddie Mac Pool #QD5204 2.50% 1/1/2052 (d)	587	487
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (d)	9,087	7,993
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (d)	16,526	13,099
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (d)	6,061	4,810
Freddie Mac Pool #QD8489 2.00% 2/1/2052 (d)	1,514	1,201
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	775	614
Freddie Mac Pool #QD7213 2.00% 2/1/2052 (d)	319	253
Freddie Mac Pool #SD2962 2.50% 2/1/2052 (d)	1,192	992
Freddie Mac Pool #QD6813 2.50% 2/1/2052 (d)	538	452
Freddie Mac Pool #QD7397 2.50% 2/1/2052 (d)	442	371
Freddie Mac Pool #RA6900 2.50% 2/1/2052 (d)	416	347
Freddie Mac Pool #SD0868 2.50% 2/1/2052 (d)	220	183
Freddie Mac Pool #RA6865 2.50% 2/1/2052 (d)	218	181
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (d)	66	55
Freddie Mac Pool #RA6664 3.00% 2/1/2052 (d)	90,824	79,168
Freddie Mac Pool #SD2321 3.00% 2/1/2052 (d)	236	204
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (d)	4,158	3,775
Freddie Mac Pool #QD8873 3.50% 2/1/2052 (d)	12	11
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (d)	11,990	9,524
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (d)	4,219	3,347
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (d)	2,000	1,585
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (d)	115	91

American Balanced Fund	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA7021 2.50% 3/1/2052 (d)	USD793	$659
Freddie Mac Pool #QD8206 2.50% 3/1/2052 (d)	649	541
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (d)	141	118
Freddie Mac Pool #RA8942 2.50% 3/1/2052 (d)	128	106
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (d)	34	29
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (d)	42,299	37,257
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (d)	32,532	27,419
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (d)	3,009	2,505
Freddie Mac Pool #QE0327 2.50% 4/1/2052 (d)	2,126	1,764
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (d)	1,911	1,586
Freddie Mac Pool #QE2317 2.50% 4/1/2052 (d)	1,264	1,052
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (d)	1,161	966
Freddie Mac Pool #SD8205 2.50% 4/1/2052 (d)	508	422
Freddie Mac Pool #QE2101 2.50% 4/1/2052 (d)	390	325
Freddie Mac Pool #QE0407 2.50% 4/1/2052 (d)	369	309
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (d)	282	234
Freddie Mac Pool #QD9323 2.50% 4/1/2052 (d)	209	174
Freddie Mac Pool #QE0025 2.50% 4/1/2052 (d)	92	77
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (d)	24	20
Freddie Mac Pool #QD9576 3.00% 4/1/2052 (d)	8,716	7,560
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (d)	144	125
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (d)	712	593
Freddie Mac Pool #QE1859 2.50% 5/1/2052 (d)	365	304
Freddie Mac Pool #QE2112 2.50% 5/1/2052 (d)	200	166
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (d)	139	115
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (d)	82,960	71,961
Freddie Mac Pool #QE2327 3.00% 5/1/2052 (d)	85	74
Freddie Mac Pool #QE2333 3.00% 5/1/2052 (d)	56	49
Freddie Mac Pool #RA7399 4.00% 5/1/2052 (d)	31,832	29,807
Freddie Mac Pool #QE2335 4.00% 5/1/2052 (d)	28,850	27,013
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (d)	43,177	34,317
Freddie Mac Pool #SD5109 2.00% 6/1/2052 (d)	12,876	10,224
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (d)	4,533	3,609
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (d)	10,482	8,720
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (d)	7,864	6,542
Freddie Mac Pool #QE5159 2.50% 6/1/2052 (d)	292	243
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (d)	74,289	64,363
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (d)	623	540
Freddie Mac Pool #QE4036 3.00% 6/1/2052 (d)	503	436
Freddie Mac Pool #SD3245 4.00% 6/1/2052 (d)	37,980	35,935
Freddie Mac Pool #RA7468 4.00% 6/1/2052 (d)	6,061	5,650
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (d)	798	744
Freddie Mac Pool #SD1288 4.00% 6/1/2052 (d)	258	241
Freddie Mac Pool #RA7502 5.00% 6/1/2052 (d)	841	829
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (d)	1,360	1,129
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (d)	156	130
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (d)	34	28
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (d)	77,888	67,554
Freddie Mac Pool #RA7668 4.00% 7/1/2052 (d)	12,525	11,680
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (d)	1,038	824
Freddie Mac Pool #QE8026 2.50% 8/1/2052 (d)	4,080	3,395
Freddie Mac Pool #QE8522 2.50% 8/1/2052 (d)	699	582
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (d)	227	188
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (d)	21,514	18,846
Freddie Mac Pool #SD1766 4.00% 8/1/2052 (d)	12,434	11,648
Freddie Mac Pool #SD1441 4.00% 8/1/2052 (d)	1,523	1,418
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (d)	54	50
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (d)	35,493	34,157
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (d)	7,712	7,392
Freddie Mac Pool #SD6082 2.50% 9/1/2052 (d)	784	651
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (d)	623	517
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (d)	297	247
Freddie Mac Pool #SD5931 2.50% 9/1/2052 (d)	41	34
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (d)	11,864	10,290
Freddie Mac Pool #QF0323 4.00% 9/1/2052 (d)	827	770
Freddie Mac Pool #SD8244 4.00% 9/1/2052 (d)	225	210

19	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (d)	USD8,886	$8,517
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (d)	5,196	4,983
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (d)	4,481	4,296
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (d)	50,670	49,914
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (d)	18,045	14,981
Freddie Mac Pool #SD2079 4.00% 10/1/2052 (d)	1,392	1,298
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (d)	1,159	1,081
Freddie Mac Pool #QF2221 4.00% 10/1/2052 (d)	948	884
Freddie Mac Pool #QF1489 4.00% 10/1/2052 (d)	14	13
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (d)	6,435	6,168
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (d)	3,445	3,303
Freddie Mac Pool #SD8265 4.00% 11/1/2052 (d)	367	342
Freddie Mac Pool #SD1897 4.50% 11/1/2052 (d)	130,408	127,243
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (d)	26,827	26,216
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)	19,241	18,452
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (d)	3,005	2,604
Freddie Mac Pool #SD8272 3.00% 12/1/2052 (d)	354	307
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (d)	34,712	33,291
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (d)	52,270	51,505
Freddie Mac Pool #QF5340 5.00% 12/1/2052 (d)	23,181	22,848
Freddie Mac Pool #QF5830 5.00% 12/1/2052 (d)	1,134	1,118
Freddie Mac Pool #RA8303 5.50% 12/1/2052 (d)	31,622	31,850
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (d)	4,996	5,001
Freddie Mac Pool #QF4136 5.50% 12/1/2052 (d)	1,267	1,269
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (d)	11,196	11,487
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (d)	567	471
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)	27,006	25,899
Freddie Mac Pool #QF5672 5.00% 1/1/2053 (d)	124,601	122,748
Freddie Mac Pool #SD2571 5.00% 1/1/2053 (d)	11,810	11,667
Freddie Mac Pool #QF5717 5.00% 1/1/2053 (d)	1,211	1,192
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (d)	344	339
Freddie Mac Pool #QF5394 5.50% 1/1/2053 (d)	1,386	1,391
Freddie Mac Pool #QF5680 5.50% 1/1/2053 (d)	1,199	1,202
Freddie Mac Pool #QF5251 5.50% 1/1/2053 (d)	608	610
Freddie Mac Pool #QF6796 5.50% 1/1/2053 (d)	276	277
Freddie Mac Pool #QF7871 2.50% 2/1/2053 (d)	70	58
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (d)	49	41
Freddie Mac Pool #QF8523 4.00% 2/1/2053 (d)	1,425	1,328
Freddie Mac Pool #RA8534 5.00% 2/1/2053 (d)	154,720	152,438
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (d)	13,135	12,924
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (d)	32,248	32,371
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (d)	3,544	3,558
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (d)	2,687	2,692
Freddie Mac Pool #QF7048 5.50% 2/1/2053 (d)	78	79
Freddie Mac Pool #QF8056 6.00% 2/1/2053 (d)	20,892	21,299
Freddie Mac Pool #QF8050 6.00% 2/1/2053 (d)	7,861	8,014
Freddie Mac Pool #RA8676 2.50% 3/1/2053 (d)	665	553
Freddie Mac Pool #RA8666 4.00% 3/1/2053 (d)	9,588	8,937
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (d)	1,597	1,486
Freddie Mac Pool #QF8926 4.50% 3/1/2053 (d)	3,438	3,309
Freddie Mac Pool #QF8936 4.50% 3/1/2053 (d)	164	158
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (d)	16,283	16,311
Freddie Mac Pool #QF8552 5.50% 3/1/2053 (d)	443	446
Freddie Mac Pool #QF9076 5.50% 3/1/2053 (d)	73	73
Freddie Mac Pool #QF8554 5.50% 3/1/2053 (d)	64	64
Freddie Mac Pool #RA9021 2.50% 4/1/2053 (d)	595	495
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (d)	10,574	10,450
Freddie Mac Pool #SD3314 5.50% 4/1/2053 (d)	52,470	52,671
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (d)	7,318	7,332
Freddie Mac Pool #QG0979 5.50% 4/1/2053 (d)	234	234
Freddie Mac Pool #QG1387 5.50% 4/1/2053 (d)	48	48
Freddie Mac Pool #RA9338 2.50% 5/1/2053 (d)	19	16
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (d)	19,801	18,452
Freddie Mac Pool #QG2977 4.00% 5/1/2053 (d)	589	549
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (d)	3,536	3,391
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (d)	276,759	271,978

American Balanced Fund	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (d)	USD158,349	$158,689
Freddie Mac Pool #SD2882 5.50% 5/1/2053 (d)	48,366	48,482
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (d)	28,084	28,148
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (d)	23,600	24,059
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (d)	5,786	5,386
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (d)	89,370	87,826
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	16,343	16,377
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (d)	14,084	14,128
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (d)	2,288	2,301
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (d)	37,511	38,333
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (d)	13,389	13,709
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (d)	11,563	11,817
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (d)	8,212	8,407
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (d)	6,438	6,640
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (d)	2,757	2,868
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (d)	2,389	2,486
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (d)	2,307	2,410
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (d)	2,246	2,345
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (d)	1,581	1,654
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (d)	1,210	1,262
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (d)	762	790
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (d)	666	704
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (d)	17,626	16,413
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	260	256
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	44,058	44,172
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (d)	10,155	10,170
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (d)	19,231	19,667
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	622	639
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (d)	469	478
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (d)	1,440	1,196
Freddie Mac Pool #SD4999 5.00% 8/1/2053 (d)	91,183	89,834
Freddie Mac Pool #QG8374 5.50% 8/1/2053 (d)	29,265	29,354
Freddie Mac Pool #SD3559 5.50% 8/1/2053 (d)	21,876	22,034
Freddie Mac Pool #QG9352 6.00% 8/1/2053 (d)	13,407	13,726
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	313	319
Freddie Mac Pool #RJ0147 2.50% 9/1/2053 (d)	49	41
Freddie Mac Pool #SD4553 3.00% 9/1/2053 (d)	59	51
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (d)	35,617	35,675
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (d)	54,519	55,917
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (d)	13,819	14,139
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	6,197	6,308
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (d)	137,183	141,786
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (d)	9,029	7,821
Freddie Mac Pool #SD4122 3.00% 10/1/2053 (d)	412	357
Freddie Mac Pool #SD8379 4.00% 10/1/2053 (d)	58	54
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (d)	167,874	170,892
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (d)	3,748	3,589
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (d)	44,627	43,856
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (d)	37,169	37,264
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	557	578
Freddie Mac Pool #QH6797 4.00% 12/1/2053 (d)	139	129
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (d)	8,571	8,796
Freddie Mac Pool #SD6706 4.50% 1/1/2054 (d)	59,880	57,395
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (d)	9,375	9,757
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (d)	4,027	4,176
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (d)	635	658
Freddie Mac Pool #SD8413 4.00% 2/1/2054 (d)	164	153
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	127	127
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	30,220	30,755
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (d)	21,196	21,556
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (d)	11,756	12,033
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (d)	4,713	4,796
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (d)	25,998	26,997
Freddie Mac Pool #SD8424 4.00% 3/1/2054 (d)	534	497
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (d)	46,047	46,081
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (d)	25,073	25,512

21	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (d)	USD2,765	$2,862
Freddie Mac Pool #RJ1263 5.50% 4/1/2054 (d)	25,477	25,549
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (d)	14,829	14,936
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (d)	10,767	10,797
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (d)	16,299	16,664
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (d)	10,561	10,813
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	6,163	6,300
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (d)	5,032	5,238
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (d)	8,745	8,581
Freddie Mac Pool #RJ1415 5.50% 5/1/2054 (d)	16,331	16,470
Freddie Mac Pool #QI5819 5.50% 5/1/2054 (d)	60	60
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (d)	12,482	12,702
Freddie Mac Pool #RJ1431 6.00% 5/1/2054 (d)	11,651	11,890
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	7,739	7,941
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (d)	8,288	8,631
Freddie Mac Pool #RJ1441 6.50% 5/1/2054 (d)	4,939	5,143
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (d)	29,513	29,562
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	3,879	3,901
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	12,535	12,771
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (d)	1,402	1,426
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (d)	693	709
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (d)	490	503
Freddie Mac Pool #RJ2270 6.50% 6/1/2054 (d)	45,977	47,520
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (d)	4,630	4,821
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (d)	3,514	3,660
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (d)	2,349	2,431
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (d)	1,087	1,136
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (d)	212	208
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (d)	17,530	17,543
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	6,579	6,590
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	6,043	6,048
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	77,960	79,429
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	56,242	57,833
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	21,611	22,153
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	11,692	11,919
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	7,804	7,948
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	4,783	4,865
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	3,544	3,611
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (d)	11,641	12,051
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (d)	4,515	4,701
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (d)	10,876	10,702
Freddie Mac Pool #RJ2194 5.00% 8/1/2054 (d)	7,998	7,903
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (d)	6,959	6,835
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (d)	5,691	5,589
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (d)	38,754	38,878
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (d)	24,825	24,913
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	22,246	22,290
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (d)	12,865	12,958
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	4,073	4,099
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	183,315	186,433
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (d)	124,181	127,443
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (d)	100,004	101,923
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (d)	57,867	58,958
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	12,713	13,007
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (d)	19,293	20,093
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (d)	10,465	10,899
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (d)	7,555	7,864
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (d)	4,497	4,659
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (d)	3,803	3,962
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (d)	2,601	2,709
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)	8,987	8,994
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (d)	7,412	7,435
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (d)	4,722	4,764
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (d)	3,133	3,155
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (d)	2,821	2,827
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	2,492	2,500

American Balanced Fund	22

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (d)	USD2,004	$2,006
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	49,712	50,649
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (d)	34,609	35,391
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	23,857	24,409
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	22,515	23,107
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	20,940	21,487
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	13,431	13,684
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (d)	829	843
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (d)	307,488	317,805
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (d)	3,320	3,457
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (d)	2,038	2,114
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (d)	1,790	1,860
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (d)	1,489	1,542
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (d)	1,029	1,070
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (d)	1,007	1,048
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (d)	546	565
Freddie Mac Pool #QJ5728 4.00% 10/1/2054 (d)	3,056	2,845
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (d)	5,700	5,597
Freddie Mac Pool #RJ2622 5.50% 10/1/2054 (d)	142,619	143,616
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	8,785	8,791
Freddie Mac Pool #QJ5370 6.00% 10/1/2054 (d)	7,103	7,250
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (d)	275	280
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (d)	274	284
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (d)	2,395	2,229
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (d)	22,195	21,263
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	6,648	6,366
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (d)	75,591	74,145
Freddie Mac Pool #RJ2836 5.00% 11/1/2054 (d)	8,340	8,181
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	319,535	319,770
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (d)	59,976	60,115
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (d)	48,003	48,123
Freddie Mac Pool #RJ2845 6.00% 11/1/2054 (d)	44,414	45,238
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (d)	11,484	11,679
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (d)	127,515	122,052
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (d)	103,859	101,969
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (d)	44,410	43,585
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (d)	10,866	10,675
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (d)	3,588	3,523
Freddie Mac Pool #RJ3078 5.50% 12/1/2054 (d)	14,445	14,518
Freddie Mac Pool #QX1754 5.50% 12/1/2054 (d)	9,925	9,942
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (d)	6,537	6,548
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	2,581	2,583
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	197	197
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (d)	8,289	8,443
Freddie Mac Pool #RJ3291 5.50% 1/1/2055 (d)	48,724	48,980
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (d)	16,240	16,249
Freddie Mac Pool #QX2812 5.50% 1/1/2055 (d)	4,148	4,155
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (d)	160,622	163,601
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (d)	45,838	46,937
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (d)	8,940	9,090
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (d)	1,815	1,863
Freddie Mac Pool #SD8486 6.50% 1/1/2055 (d)	151,356	156,411
Freddie Mac Pool #RJ3241 6.50% 1/1/2055 (d)	43,156	45,001
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (d)	13,197	12,637
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (d)	21,907	21,482
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (d)	72,880	72,917
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	20,362	20,705
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (d)	11,785	12,054
Freddie Mac Pool #SD8508 6.50% 2/1/2055 (d)	1,003	1,037
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (d)	752	753
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (d)	306	306
Freddie Mac Pool #QX8321 5.50% 3/1/2055 (d)	247	247
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (d)	14,056	14,293
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (d)	90,868	93,902
Freddie Mac Pool #SD8521 4.00% 4/1/2055 (d)	4,252	3,957
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	9,490	9,306

23	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (d)	USD436	$436
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	46,296	47,074
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (d)	25,742	26,176
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (d)	462	478
Freddie Mac Pool #QY4944 6.50% 4/1/2055 (d)	39	40
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	22,694	22,258
Freddie Mac Pool #QY3302 5.00% 5/1/2055 (d)	120	118
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (d)	3,588	3,589
Freddie Mac Pool #RQ0022 5.50% 5/1/2055 (d)	1,737	1,738
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	5,348	5,438
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (d)	765	778
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (d)	704	716
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (d)	372	346
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	13,372	13,113
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (d)	93,305	93,352
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (d)	32,161	32,700
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032 (d)	49,523	44,034
Freddie Mac, Series T041, Class 3A, 4.45% 7/25/2032 (d)(e)	636	585
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (d)	30	31
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025 (d)	141	140
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 8/25/2025 (d)	11,467	11,430
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026 (d)	23,662	23,494
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (d)	45,775	47,855
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (d)	26,791	23,840
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (d)	11,551	10,231
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (d)(e)	12,055	11,327
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056 (d)	4,298	4,002
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (d)(e)	7,372	7,000
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (d)	27,970	26,131
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (d)(e)	27,098	25,415
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (d)(e)	6,173	5,570
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (d)	5,158	4,631
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (d)	16,147	15,573
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (d)	12,588	11,291
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (d)	44,211	42,275
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (d)	28,220	26,171
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (d)	13,798	11,957
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (d)	5,688	5,531
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (d)	24,325	23,523
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (d)	21,077	20,434
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (d)	7,749	7,360
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (d)	3,825	3,521
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (d)	1,427	1,255
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (d)	10,181	9,793
Government National Mortgage Assn. 3.50% 7/1/2055 (d)(g)	22,703	20,643
Government National Mortgage Assn. 5.00% 7/1/2055 (d)(g)	39,474	38,782
Government National Mortgage Assn. 5.50% 7/1/2055 (d)(g)	172,916	173,197
Government National Mortgage Assn. 3.50% 8/1/2055 (d)(g)	37,304	33,841
Government National Mortgage Assn. 4.00% 8/1/2055 (d)(g)	101,498	94,367
Government National Mortgage Assn. Pool #004291 6.00% 11/20/2038 (d)	621	650
Government National Mortgage Assn. Pool #783219 4.00% 1/15/2041 (d)	2,621	2,502
Government National Mortgage Assn. Pool #MA1601 4.00% 1/20/2044 (d)	30	29
Government National Mortgage Assn. Pool #MA3107 4.50% 9/20/2045 (d)	54	52
Government National Mortgage Assn. Pool #MA3175 4.50% 10/20/2045 (d)	2,288	2,238
Government National Mortgage Assn. Pool #MA3873 3.00% 8/20/2046 (d)	17,692	15,894
Government National Mortgage Assn. Pool #MA4587 4.00% 7/20/2047 (d)	8,352	7,879
Government National Mortgage Assn. Pool #MA4653 4.00% 8/20/2047 (d)	1,489	1,399
Government National Mortgage Assn. Pool #MA4779 4.00% 10/20/2047 (d)	1,755	1,651
Government National Mortgage Assn. Pool #MA4901 4.00% 12/20/2047 (d)	14,141	13,323
Government National Mortgage Assn. Pool #MA5078 4.00% 3/20/2048 (d)	15,503	14,622
Government National Mortgage Assn. Pool #MA5191 3.50% 5/20/2048 (d)	17,091	15,794
Government National Mortgage Assn. Pool #MA5193 4.50% 5/20/2048 (d)	2,815	2,749
Government National Mortgage Assn. Pool #MA5528 4.00% 10/20/2048 (d)	361	341
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (d)	1,000	978
Government National Mortgage Assn. Pool #MA5816 3.50% 3/20/2049 (d)	17,341	15,901
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049 (d)	738	721

American Balanced Fund	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA5987 4.50% 6/20/2049 (d)	USD294	$288
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (d)	408	396
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049 (d)	3,401	3,297
Government National Mortgage Assn. Pool #MA6341 4.50% 12/20/2049 (d)	290	282
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (d)	106,045	86,478
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (d)	194	164
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (d)	92,669	75,549
Government National Mortgage Assn. Pool #MA7140 4.50% 1/20/2051 (d)	288	281
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (d)	6,555	6,389
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (d)	74,953	63,759
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (d)	17,926	14,983
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (d)	6,370	5,324
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (d)	2,071	1,742
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (d)	12,266	10,434
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (d)	59,009	50,195
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (d)	1,775	1,501
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (d)	37,755	32,116
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (d)	555	469
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (d)	421	353
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (d)	36,473	32,304
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (d)	6,094	5,184
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (d)	27,665	24,496
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (d)	116,010	105,886
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (d)	333	284
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (d)	35,504	31,444
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (d)	20,676	18,894
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (d)	36,148	32,982
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (d)	199,809	187,208
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (d)	16,833	15,382
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052 (d)	1,861	1,738
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052 (d)	19,669	18,471
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (d)	17,586	16,451
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (d)	11,304	10,563
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053 (d)	709	700
Government National Mortgage Assn. Pool #MA8943 3.00% 6/20/2053 (d)	627	555
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (d)	17,681	17,007
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (d)	38,288	37,727
Government National Mortgage Assn. Pool #MA9105 5.00% 8/20/2053 (d)	27,646	27,231
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (d)	45,667	43,860
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (d)	133,943	131,837
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (d)	55,455	51,647
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054 (d)	105	96
Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054 (d)	147,741	137,472
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (d)	1,153	1,073
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (d)	191,911	178,571
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (d)	188,181	175,101
Government National Mortgage Assn. Pool #MB0421 4.00% 6/20/2055 (d)	41,854	38,945
Government National Mortgage Assn. Pool #710085 4.94% 9/20/2061 (d)	2	2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	30,897	22,587
Uniform Mortgage-Backed Security 2.00% 7/1/2040 (d)(g)	89,826	82,103
Uniform Mortgage-Backed Security 2.50% 7/1/2040 (d)(g)	23,510	21,957
Uniform Mortgage-Backed Security 3.50% 7/1/2040 (d)(g)	40,000	38,605
Uniform Mortgage-Backed Security 4.00% 7/1/2040 (d)(g)	41,500	40,598
Uniform Mortgage-Backed Security 2.00% 8/1/2040 (d)(g)	39,174	35,714
Uniform Mortgage-Backed Security 2.50% 8/1/2040 (d)(g)	24,490	22,834
Uniform Mortgage-Backed Security 2.00% 7/1/2055 (d)(g)	204,579	161,997
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (d)(g)	500,038	414,673
Uniform Mortgage-Backed Security 3.00% 7/1/2055 (d)(g)	4,749	4,110
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (d)(g)	102,806	92,571
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (d)(g)	5,791	5,385
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (d)(g)	107	102
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (d)(g)	69,879	69,874
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (d)(g)	453,598	460,999
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (d)(g)	36,822	38,772
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (d)(g)	112,777	89,338
Uniform Mortgage-Backed Security 2.50% 8/1/2055 (d)(g)	467,475	387,742

25	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (d)(g)	USD114,214	$98,820
Uniform Mortgage-Backed Security 3.50% 8/1/2055 (d)(g)	365,765	329,249
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (d)(g)	12,252	11,392
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (d)(g)	972,080	1,002,321
Uniform Mortgage-Backed Security 7.00% 8/1/2055 (d)(g)	249,200	261,418
		23,757,552

Commercial mortgage-backed securities 1.23%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.7426%) 6.043% 6/15/2040 (d)(e)(h)	83,778	84,368
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (d)(h)	4,557	4,379
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (d)(h)	21,941	21,423
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (d)(h)	14,005	13,403
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (d)(h)	3,802	3,520
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (d)(h)	3,834	3,509
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (d)(h)	3,167	2,975
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.003% 7/15/2041 (d)(e)(h)	3,356	3,366
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.679% 11/10/2029 (d)(e)(h)	8,855	9,001
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class ASB, 5.746% 3/15/2032 (d)(e)	5,000	5,261
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034 (d)(e)	6,319	6,350
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (d)	3,422	3,351
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (d)	405	394
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (d)	5,575	5,399
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (d)	2,860	2,906
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (d)(e)	4,739	4,929
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (d)	21,470	22,648
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(e)	6,605	7,075
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (d)	27,528	28,525
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (d)	9,565	9,988
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (d)	53,342	55,930
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (d)(e)	36,065	37,867
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (d)(e)	13,271	13,872
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058 (d)(e)	41,165	43,087
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061 (d)	795	781
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (d)	489	477
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061 (d)(e)	9,618	9,583
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (d)	5,772	5,405
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (d)	8,720	8,281
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (d)	17,962	16,186
Bank5, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (d)	29,769	31,125
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (d)(e)	1,960	1,934
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (d)	13,312	13,765
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (d)(e)	7,890	8,416
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (d)	12,680	13,124
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class A4, 5.839% 3/15/2058 (d)	28,245	29,593
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (d)	11,250	11,035
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (d)(e)	3,812	3,740
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (d)	9,988	9,789
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (d)	17,048	15,112
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (d)(e)	11,156	11,086
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (d)	21,652	18,765
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (d)	3,950	3,416
Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054 (d)	6,710	5,660
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (d)	2,138	1,884
Benchmark Mortgage Trust, Series 2021-B28, Class A5, 2.224% 8/15/2054 (d)	4,870	4,224
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055 (d)	8,840	7,786
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (d)(e)	8,696	9,166
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (d)	13,310	14,050
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (d)	8,000	7,500
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (d)	22,993	23,794
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (d)(e)	4,080	4,247
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (d)	4,287	4,390
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (d)	23,565	24,724
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (d)	6,948	7,274
Benchmark Mortgage Trust, Series 2024-V12, Class A3, 5.738% 12/15/2057 (d)	5,540	5,775

American Balanced Fund	26

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2058 (d)	USD20,440	$21,318
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2058 (d)	8,011	8,391
Benchmark Mortgage Trust, Series 2025-V15, Class A3, 5.805% 6/15/2058 (d)	48,077	50,471
Benchmark Mortgage Trust, Series 2025-V15, Class AS, 6.175% 6/15/2058 (d)	9,775	10,281
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.804% 8/15/2026 (d)(e)(h)	15,759	15,781
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (d)(e)	7,920	7,966
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (d)	4,929	5,150
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (d)(e)	44,520	46,805
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (d)(e)	25,283	26,842
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (d)(e)	2,210	2,336
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (d)(e)	26,680	28,782
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (d)	2,293	2,349
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (d)(e)	48,510	50,384
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(e)	10,030	10,420
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (d)	52,385	54,737
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (d)(e)	3,714	3,888
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.684% 6/15/2041 (d)(e)(h)	14,969	15,006
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.232% 8/15/2041 (d)(e)(h)	18,000	18,076
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.605% 12/15/2039 (d)(e)(h)	28,150	28,212
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 5.954% 12/15/2039 (d)(e)(h)	4,162	4,172
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.754% 11/15/2026 (d)(e)(h)	46,193	46,300
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 6.054% 11/15/2026 (d)(e)(h)	8,648	8,670
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.754% 4/15/2029 (d)(e)(h)	20,979	21,049
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034 (d)(e)(h)	41,921	41,978
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.015% 9/15/2034 (d)(e)(h)	41,010	40,894
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(e)(h)	42,300	42,181
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.376% 9/15/2036 (d)(e)(h)	1,088	1,084
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.325% 10/15/2036 (d)(e)(h)	73,046	73,002
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.723% 10/15/2036 (d)(e)(h)	23,226	23,208
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (d)(e)(h)	17,465	17,492
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.151% 4/15/2037 (d)(e)(h)	2,978	2,989
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (d)(e)(h)	32,461	32,457
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038 (d)(e)(h)	39,036	39,037
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (d)(e)(h)	20,501	20,496
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (d)(e)(h)	114,304	114,901
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.763% 8/15/2039 (d)(e)(h)	782	782
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (d)(e)(h)	62,992	63,905
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 11/15/2041 (d)(e)(h)	40,578	40,753
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 6.204% 11/15/2041 (d)(e)(h)	12,691	12,734
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(h)	9,605	9,873
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.50% 3/15/2035 (d)(e)(h)	11,185	11,226
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (d)(e)(h)	15,062	15,106
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.652% 7/15/2041 (d)(e)(h)	11,339	11,376
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (d)(e)(h)	36,135	36,057
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (d)	12,890	12,539
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(h)	20,000	20,939
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(h)	55,899	57,773
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class B, 6.048% 10/12/2040 (d)(e)(h)	9,877	10,091
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (d)(e)(h)	4,900	4,968
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (d)	2,395	2,365
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049 (d)	800	786
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050 (d)(e)	1,000	958
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (d)(h)	36,773	38,398
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040 (d)(h)	7,074	7,427
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040 (d)(e)(h)	12,887	13,257
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040 (d)(e)(h)	5,439	5,703
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (d)	550	538
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (d)(e)(h)	14,463	14,584
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (d)(e)(h)	13,140	13,288
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506% 7/15/2038 (d)(e)(h)	19,836	19,853

27	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.806% 7/15/2038 (d)(e)(h)	USD12,348	$12,361
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.126% 7/15/2038 (d)(e)(h)	9,396	9,410
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.676% 7/15/2038 (d)(e)(h)	4,136	4,146
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (d)(e)(h)	16,204	16,227
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (d)(h)	12,117	12,418
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.123% 8/15/2039 (d)(e)(h)	18,000	18,083
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (d)(h)	21,824	19,195
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 5/15/2041 (d)(e)(h)	46,773	46,957
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 11/10/2048 (d)	194	193
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038 (d)(e)(h)	5,265	5,252
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (d)(e)(h)	9,579	9,637
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (d)	11,268	10,963
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (d)	405	395
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (d)	19,842	17,905
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (d)	9,914	8,645
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (d)(e)(h)	35,922	35,992
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 6.054% 3/15/2042 (d)(e)(h)	8,085	8,094
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.354% 3/15/2042 (d)(e)(h)	1,267	1,268
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.913% 3/15/2042 (d)(e)(h)	5,432	5,432
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(h)	83,270	85,601
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (d)(e)(h)	2,956	2,988
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(h)	87,371	90,158
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (d)(e)(h)	19,965	19,907
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (d)	2,520	2,455
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (d)	930	903
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (d)(h)	34,220	31,206
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (d)(h)	8,773	7,830
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (d)(e)(h)	2,318	1,967
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (d)(e)	8,015	7,890
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.905% 11/15/2039 (d)(e)(h)	12,547	12,574
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (d)(h)	59,217	56,032
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.227% 4/15/2038 (d)(e)(h)	1,990	1,991
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (d)	379	373
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (d)	972	960
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (d)	2,490	2,449
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.792% 4/15/2055 (d)(e)	1,460	1,362
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.305% 11/25/2053 (d)(e)(h)	16,369	16,999
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.705% 5/25/2055 (d)(e)(h)	7,032	7,054
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (d)(e)(h)	17,614	18,338
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 6.125% 2/10/2047 (d)(e)(h)	2,463	2,554
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B, (1-month USD CME Term SOFR + 1.692%) 6.004% 2/15/2042 (d)(e)(h)	11,881	11,787
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.703% 5/15/2039 (d)(e)(h)	23,537	23,537
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (d)(h)	21,946	19,277
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.157% 11/15/2038 (d)(e)(h)	21,779	21,772
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.312% 1/15/2039 (d)(e)(h)	54,009	53,831
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (d)(e)(h)	61,822	61,467
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class B, (1-month USD CME Term SOFR + 1.842%) 6.154% 3/15/2042 (d)(e)(h)	9,804	9,741

American Balanced Fund	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.804% 11/15/2041 (d)(e)(h)	USD38,000	$38,067
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 6.154% 11/15/2041 (d)(e)(h)	7,053	7,068
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 6.553% 11/15/2041 (d)(e)(h)	1,728	1,732
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048 (d)	4,455	4,442
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049 (d)	455	443
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (d)	10,015	9,878
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (d)	4,008	3,786
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (d)(e)	11,670	11,038
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (d)	3,008	3,153
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (d)	11,965	12,543
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.145% 11/15/2057 (d)(e)	15,633	16,389
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (d)	795	784
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.101% 11/15/2027 (d)(e)(h)	65,442	65,583
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037 (d)(e)(h)	8,656	8,787
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (d)(e)(h)	3,712	3,765
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037 (d)(e)(h)	5,353	5,367
		3,096,398

Collateralized mortgage-backed obligations (privately originated) 0.86%
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028) (d)(h)(i)	7,720	7,760
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (d)(h)(i)	21,476	21,562
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (d)(h)(i)	18,295	18,262
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (d)(e)(h)	3,840	3,469
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (d)(h)	322	308
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (d)(h)(i)	12,773	12,282
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (d)(h)(i)	7,844	7,585
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (d)(e)(h)	6,745	6,292
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (d)(e)(h)	2,373	2,226
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (d)(e)(h)	1,979	1,937
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (d)(h)	1,690	1,550
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (d)(h)(i)	28,021	28,285
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (d)(h)(i)	15,126	15,214
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (d)(h)(i)	30,640	30,755
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (d)(h)(i)	44,755	45,043
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (d)(h)(i)	8,741	8,796
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (d)(h)(i)	8,175	8,219
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (d)(e)(h)	1,053	1,044
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(h)	8,760	8,685
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (d)(e)(h)	57,342	56,131
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (d)(h)(i)	6,034	5,927
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064 (d)(e)(h)	11,463	10,082
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (d)(e)(h)	7,281	6,461
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 6.902% 12/25/2033 (d)(e)	215	221
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (d)(e)(h)	22,744	21,675
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (d)(h)(i)	14,815	14,658
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (d)(e)(h)	511	478
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (d)(h)(i)	5,427	5,511
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (d)(h)(i)	9,629	9,651
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (d)(e)(h)	9,957	8,993
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.705% 12/25/2042 (d)(e)(h)	30,018	30,807
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 1/25/2043 (d)(e)(h)	17,442	17,811
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.855% 5/25/2043 (d)(e)(h)	75,090	79,366
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (d)(e)(h)	10,349	10,452

29	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.405% 6/25/2043 (d)(e)(h)	USD46,402	$48,473
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (d)(e)(h)	10,843	10,907
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (30-day Average USD-SOFR + 2.70%) 7.005% 7/25/2043 (d)(e)(h)	34,732	35,894
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.805% 10/25/2043 (d)(e)(h)	3,861	3,875
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.355% 1/25/2044 (d)(e)(h)	3,845	3,845
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (d)(e)(h)	6,104	6,178
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 2/25/2044 (d)(e)(h)	2,775	2,775
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 2/25/2044 (d)(e)(h)	6,661	6,727
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (d)(e)(h)	1,736	1,736
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.955% 5/25/2044 (d)(e)(h)	3,348	3,370
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.455% 9/25/2044 (d)(e)(h)	6,405	6,430
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.905% 9/25/2044 (d)(e)(h)	3,843	3,861
Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (d)(e)(h)	6,864	6,857
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (d)(e)(h)	3,507	3,511
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (d)(e)(h)	6,067	6,074
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (d)	49	51
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (d)	167	171
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (d)	557	565
FARM Mortgage Trust, Series 2024-1, Class A1, 4.702% 10/1/2053 (d)(e)(h)	5,949	5,868
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.193% 8/1/2054 (d)(e)(h)	7,171	7,101
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054 (d)(e)(h)	10,927	10,919
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(h)(i)	75,917	73,124
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (d)(e)(h)	14,771	12,034
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (d)(e)(h)	16,503	13,469
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.605% 2/25/2042 (d)(e)(h)	3,082	3,084
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.205% 4/25/2042 (d)(e)(h)	4,587	4,728
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.655% 5/25/2042 (d)(e)(h)	13,523	14,063
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.255% 6/25/2042 (d)(e)(h)	5,812	5,944
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 8.805% 6/25/2042 (d)(e)(h)	7,690	8,180
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (d)(e)(h)	1,759	1,773
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.655% 2/25/2044 (d)(e)(h)	5,982	6,015
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2044 (d)(e)(h)	5,512	5,524
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.555% 5/25/2044 (d)(e)(h)	46,681	46,910
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.305% 10/25/2044 (d)(e)(h)	6,161	6,161
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.355% 10/25/2044 (d)(e)(h)	7,242	7,246
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.755% 10/25/2044 (d)(e)(h)	2,570	2,577
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (d)(e)(h)	10,624	10,614

American Balanced Fund	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2045 (d)(e)(h)	USD7,199	$7,206
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2045 (d)(e)(h)	6,326	6,344
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(h)(i)	4,995	5,039
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (d)(e)(h)	18,823	17,075
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (d)(h)(i)	4,148	4,043
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (d)(h)	13,667	13,163
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (d)(h)(i)	13,548	13,638
HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028) (d)(h)(i)	7,140	7,190
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (d)(h)(i)	4,423	4,437
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (d)(h)(i)	6,878	6,877
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (d)(e)(h)	90,284	91,457
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055 (d)(e)(h)	6,811	6,893
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (d)(h)	4,863	4,866
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (d)(h)(i)	9,606	9,595
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(h)(i)	16,535	16,648
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (d)(e)(h)	16,929	17,258
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (d)(h)(i)	15,665	15,839
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (d)(e)(h)	469	460
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 5/25/2065 (d)(h)(i)	16,680	16,792
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(h)	2,434	2,255
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.645% 3/25/2053 (d)(e)(h)	6,622	6,528
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (d)(h)(i)	4,287	4,301
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(h)(i)	21,228	21,316
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (d)(h)(i)	12,763	12,857
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.677% 4/25/2053 (d)(e)(h)	9,169	9,159
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026) (d)(h)(i)	36,483	36,501
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (d)(h)(i)	42,459	42,530
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (d)(h)(i)	20,906	21,065
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (d)(h)(i)	6,357	6,443
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(h)(i)	6,935	7,011
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (d)(h)(i)	30,900	31,186
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (d)(h)(i)	38,478	38,925
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (d)(h)(i)	12,981	12,940
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (d)(h)(i)	11,706	11,778
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (d)(h)(i)	11,947	11,989
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(h)(i)	27,544	27,714
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(h)(i)	41,493	41,670
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (d)(e)(h)	7,849	7,916
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (d)(e)(h)	14,330	12,715
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029 (d)(h)	12,820	12,066
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (d)(h)	8,057	7,560
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (d)(h)	17,465	16,457
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (d)(h)	18,836	18,362
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (d)(h)	7,434	7,256
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (d)(h)	17,190	16,475
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (d)(h)	14,468	13,827
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041 (d)(e)(h)	5,757	5,350
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (d)(e)(h)	3,551	3,370
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (d)(h)	21,706	20,488
Progress Residential Trust, Series 2025-SFR1, Class B, 3.65% 2/17/2042 (d)(h)	8,757	8,283
Progress Residential Trust, Series 2025-SFR1, Class C, 3.65% 2/17/2042 (d)(h)	6,360	5,939
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (d)(h)(i)	19,982	19,133
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (d)(e)(h)	40,260	40,526
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (d)(e)(h)	7,495	7,508
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054 (d)(e)(h)	990	986
Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.009% 5/25/2055 (d)(e)(h)	9,945	9,787
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (d)(e)(h)	4,241	4,209
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (d)(e)(h)	8,460	8,289
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (d)(e)(h)	9,394	9,238

31	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057 (d)(e)(h)	USD11,456	$11,260
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (d)(e)(h)	4,646	4,593
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (d)(e)(h)	1,573	1,544
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (d)(h)	419	380
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.75% 11/25/2060 (d)(e)(h)	6,124	5,943
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (d)(h)	14,786	14,306
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.107% 7/25/2065 (d)(e)(h)	6,040	6,163
Towd Point Mortgage Trust, Series 2024-3, Class A1B, 5.107% 7/25/2065 (d)(e)(h)	2,547	2,583
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (d)(h)	2,165	2,104
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (d)(h)	3,428	3,439
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(h)	7,964	8,003
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(h)	1,718	1,712
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (d)(h)	3,456	3,472
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041 (d)(h)	5,757	5,756
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041 (d)(h)	1,893	1,880
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (d)(h)	33,635	33,459
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041 (d)(h)	9,692	9,668
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (d)(h)	27,348	26,980
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (d)(h)(i)	7,466	7,461
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (d)(h)(i)	1,853	1,856
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (d)(h)(i)	4,587	4,595
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (d)(h)(i)	16,656	16,766
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (d)(h)(i)	40,426	40,734
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (d)(h)(i)	24,806	25,096
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(h)(i)	8,151	8,245
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028) (d)(h)(i)	2,857	2,889
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(h)(i)	3,535	3,583
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (d)(h)(i)	9,574	9,637
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028) (d)(h)(i)	2,982	3,002
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (d)(e)(h)	5,554	5,542
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (d)(h)(i)	14,625	14,629
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (d)(e)(h)	14,490	14,492
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028) (d)(h)(i)	5,098	5,106
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(h)	12,920	12,949
Verus Securitization Trust, Series 2025-1, Class A1, 5.62% 1/25/2070 (d)(e)(h)	52,272	52,502
Verus Securitization Trust, Series 2025-1, Class A2, 5.773% 1/25/2070 (6.773% on 1/1/2029) (d)(h)(i)	6,811	6,841
		2,150,030
Total mortgage-backed obligations		29,003,980
Corporate bonds, notes & loans 7.76%
Financials 3.31%
AerCap Ireland Capital DAC 6.50% 7/15/2025	348	348
AerCap Ireland Capital DAC 1.75% 1/30/2026	1,620	1,592
AerCap Ireland Capital DAC 2.45% 10/29/2026	9,689	9,443
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (h)(i)	41,000	41,343
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (h)(i)	23,775	25,166
Ally Financial, Inc. 5.737% 5/15/2029 (USD-SOFR Index + 1.96% on 5/15/2028) (i)	9,745	9,921
Ally Financial, Inc. 8.00% 11/1/2031	3,187	3,604
Ally Financial, Inc. 8.00% 11/1/2031	2,250	2,563
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (i)	EUR5,663	6,986
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (i)	11,265	14,709
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (i)	11,380	14,283
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (i)	USD18,805	18,917
American Express Co. 2.55% 3/4/2027	13,925	13,563
American Express Co. 5.85% 11/5/2027	3,900	4,043
American Express Co. (USD-SOFR + 0.93%) 5.282% 7/26/2028 (e)	20,000	20,100
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (i)	24,681	25,209
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (i)	18,496	20,159
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (i)	27,994	28,587
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (i)	9,286	9,620
American International Group, Inc. 4.85% 5/7/2030	10,119	10,285
American International Group, Inc. 5.125% 3/27/2033	19,135	19,466
American International Group, Inc. 4.375% 6/30/2050	169	142
Aon North America, Inc. 5.15% 3/1/2029	15,000	15,367
Aon North America, Inc. 5.45% 3/1/2034	5,000	5,139

American Balanced Fund	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Arthur J. Gallagher & Co. 4.85% 12/15/2029	USD30,000	$30,459
Arthur J. Gallagher & Co. 5.15% 2/15/2035	22,682	22,706
Arthur J. Gallagher & Co. 3.50% 5/20/2051	280	195
Arthur J. Gallagher & Co. 5.55% 2/15/2055	10,991	10,550
Athene Global Funding 4.83% 5/9/2028 (h)	30,000	30,177
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032 (h)	4,676	5,098
Banco de Credito Social Cooperativo, SA 7.50% 9/14/2029 (1-year EUR-ICE Swap EURIBOR + 4.269% on 9/14/2028) (i)	EUR6,200	8,292
Banco de Credito Social Cooperativo, SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (i)	23,800	28,992
Banco Santander, SA 5.147% 8/18/2025	USD9,200	9,208
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (i)	20,600	19,904
Banco Santander, SA 5.565% 1/17/2030	59,800	62,104
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (i)	15,845	14,751
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025) (i)	2,713	2,685
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026) (i)	19,918	19,973
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (i)	4,654	4,655
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (i)	18,200	18,413
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (i)	42,684	41,731
Bank of America Corp. 4.623% 5/9/2029 (USD-SOFR + 1.11% on 5/9/2028) (i)	19,000	19,123
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (i)	38,230	35,840
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (i)	12,350	12,867
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (i)	18,663	17,472
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (i)	208	213
Bank of America Corp. 2.496% 2/13/2031 (3-month USD CME Term SOFR + 1.252% on 2/13/2030) (i)	2,315	2,115
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030) (i)	15,378	14,063
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (i)	2,975	2,615
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (i)	19,327	16,859
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (i)	92,260	80,422
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (i)	31,759	32,407
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (i)	9,226	9,739
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (i)	2,097	2,157
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025) (h)(i)	5,000	5,016
Bank of Montreal 5.203% 2/1/2028	5,000	5,115
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026) (i)	15,000	15,072
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027) (i)	18,829	19,507
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028) (i)	4,444	4,479
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (i)	27,889	28,561
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (i)	14,393	14,701
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (i)	20,000	20,479
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033) (i)	5,613	5,553
Bank of New York Mellon Corp. 5.316% 6/6/2036 (USD-SOFR + 1.35% on 6/6/2035) (i)	14,993	15,311
Bank of Nova Scotia (The) 5.40% 6/4/2027	10,000	10,236
Bank of Nova Scotia (The) 5.25% 6/12/2028	20,000	20,614
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY1,700,000	11,754
Banque Federative du Credit Mutuel 5.088% 1/23/2027 (h)	USD20,000	20,231
Barclays Bank PLC 7.437% 11/2/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 11/2/2032) (i)	25,000	28,383
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026) (i)	25,000	25,259
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028) (i)	10,000	10,574
Barclays PLC 5.367% 2/25/2031 (USD-SOFR + 1.23% on 2/25/2030) (i)	20,000	20,435
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027 (h)	7,000	7,240
Blackstone, Inc. 5.00% 12/6/2034	7,252	7,223
BNP Paribas SA 4.375% 9/28/2025 (h)	5,700	5,689
BNP Paribas SA 4.375% 5/12/2026 (h)	6,350	6,337
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (h)(i)	36,352	35,295
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (h)(i)	41,588	38,562
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (h)(i)	83,320	85,580
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (h)(i)	3,708	3,780
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (h)(i)	5,501	4,931
BPCE SA 1.00% 1/20/2026 (h)	8,345	8,186
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025) (h)(i)	12,975	12,870
BPCE SA 0.895% 12/14/2026	JPY400,000	2,766

33	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (h)(i)	USD22,514	$22,670
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (h)(i)	28,000	29,662
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (h)(i)	22,000	22,656
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (h)(i)	57,500	59,663
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (h)(i)	42,917	43,715
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (h)(i)	40,000	42,027
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (h)(i)	57,894	59,662
Brown & Brown, Inc. 5.55% 6/23/2035	32,872	33,533
Brown & Brown, Inc. 6.25% 6/23/2055	27,334	28,202
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (h)(i)	3,600	3,743
CaixaBank, SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (h)(i)	30,000	30,081
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (h)(i)	51,174	52,939
CaixaBank, SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (h)(i)	20,250	20,338
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (h)(i)	600	659
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (h)(i)	8,050	8,427
CaixaBank, SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (h)(i)	40,096	40,523
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	15,000	15,277
Canadian Imperial Bank of Commerce 5.986% 10/3/2028	15,000	15,750
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (i)	25,000	25,274
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029) (i)	8,481	8,485
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (i)	20,000	20,494
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025) (i)	22,000	21,999
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027) (i)	16,951	17,082
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (i)	6,835	7,072
Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029) (i)	35,961	37,013
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (i)	11,688	12,188
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034) (i)	15,796	16,293
Charles Schwab Corp. (The) 3.45% 2/13/2026	1,616	1,607
Charles Schwab Corp. (The) 2.45% 3/3/2027	1,420	1,381
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (i)	12,000	12,441
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028) (i)	20,000	21,228
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033) (i)	15,000	16,236
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	9,029	8,061
Chubb INA Holdings, LLC 5.00% 3/15/2034	17,193	17,525
Citibank, NA 4.914% 5/29/2030	22,800	23,243
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025) (i)	48,294	48,405
Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026) (i)	5,000	4,902
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026) (i)	19,351	18,806
Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027) (i)	10,649	10,555
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027) (i)	15,570	15,230
Citigroup, Inc. 4.643% 5/7/2028 (USD-SOFR + 1.143% on 5/7/2027) (i)	39,000	39,109
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (i)	55,250	55,654
Citigroup, Inc. 4.075% 4/23/2029 (3-month USD CME Term SOFR + 1.454% on 4/23/2028) (i)	30,000	29,707
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (i)	11,197	11,426
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (i)	59,267	59,011
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030) (i)	17,290	15,857
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (i)	41,158	41,638
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (i)	81,231	73,690
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (i)	21,398	18,715
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (i)	4,414	4,127
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032) (i)	8,150	8,135
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (i)	6,076	6,243
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)	7,064	7,122
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (i)	58,239	60,333
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (i)	45,156	46,732
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (i)	16,750	18,064
CME Group, Inc. 3.75% 6/15/2028	2,230	2,216
Corebridge Financial, Inc. 3.65% 4/5/2027	15,044	14,851
Corebridge Financial, Inc. 3.85% 4/5/2029	10,219	10,017
Corebridge Financial, Inc. 3.90% 4/5/2032	1,707	1,603
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,365
Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,327
Corebridge Global Funding 5.75% 7/2/2026 (h)	5,569	5,641
Corebridge Global Funding 4.65% 8/20/2027 (h)	15,470	15,586
Corebridge Global Funding 4.90% 1/7/2028 (h)	14,090	14,309
Corebridge Global Funding 5.20% 6/24/2029 (h)	15,000	15,359

American Balanced Fund	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Corebridge Global Funding 4.90% 12/3/2029 (h)	USD15,000	$15,225
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (h)(i)	13,656	13,397
Credit Agricole SA 4.631% 9/11/2028 (USD-SOFR + 1.21% on 9/11/2027) (h)(i)	10,125	10,141
Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025) (h)(i)	30,000	30,094
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (h)(i)	37,800	36,525
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (h)(i)	14,225	14,179
Deutsche Bank AG 5.297% 5/9/2031 (USD-SOFR + 1.72% on 5/9/2030) (i)	39,000	39,620
Deutsche Bank AG 4.10% 1/13/2026	21,547	21,477
Deutsche Bank AG 4.10% 1/13/2026	5,139	5,123
Deutsche Bank AG 6.119% 7/14/2026 (USD-SOFR + 3.19% on 7/14/2025) (i)	8,105	8,108
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (i)	6,876	6,807
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (i)	78,004	75,706
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (i)	150,778	146,493
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (i)	48,842	49,661
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (i)	74,614	78,398
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (i)	55,895	59,654
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (i)	12,476	12,574
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (i)	29,035	27,169
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025) (h)(i)	41,250	41,404
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (i)	EUR25,426	32,971
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (i)	11,040	14,159
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (i)	2,383	2,883
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (i)	49,115	61,532
Fidelity National Information Services, Inc. 3.10% 3/1/2041	USD1,085	798
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (i)	4,290	4,519
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (i)	3,499	3,539
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (i)	58,605	61,006
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (i)	76,586	77,010
Fiserv, Inc. 3.50% 7/1/2029	1,077	1,038
Five Corners Funding Trust III 5.791% 2/15/2033 (h)	7,000	7,285
Five Corners Funding Trust IV 5.997% 2/15/2053 (h)	384	392
GA Global Funding Trust 5.50% 4/1/2032 (h)	30,000	30,512
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (i)	15,000	14,678
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (i)	9,437	9,114
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (i)	33,244	32,197
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (i)	50,192	48,763
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (i)	17,830	17,587
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (i)	39,000	39,319
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (i)	21,475	22,359
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (i)	23,639	24,037
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (i)	68,591	68,812
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030) (i)	46,754	47,863
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (i)	53,415	54,773
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (i)	6,895	5,974
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (i)	29,795	26,336
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032) (i)	47,338	42,619
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (i)	22,753	23,342
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026) (i)	3,250	3,297
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027) (i)	18,878	19,238
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (i)	13,250	14,074
HSBC Holdings PLC 5.13% 11/19/2028 (USD-SOFR + 1.04% on 11/19/2027) (i)	54,000	54,698
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (i)	33,335	31,060
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030) (i)	6,769	6,861
HSBC Holdings PLC 5.24% 5/13/2031 (USD-SOFR + 1.57% on 5/13/2030) (i)	74,000	75,364
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (i)	4,000	3,555
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (i)	4,307	3,812
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (i)	68,428	68,831
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (i)	2,022	2,172
Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030) (i)	20,000	20,498
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (i)	45,000	45,836
Intercontinental Exchange, Inc. 5.25% 6/15/2031	13,320	13,815
Intesa Sanpaolo SpA 7.00% 11/21/2025 (h)	2,550	2,570
Intesa Sanpaolo SpA 3.875% 7/14/2027 (h)	70,094	69,198

35	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Intesa Sanpaolo SpA 3.875% 1/12/2028 (h)	USD43,573	$42,755
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (h)(i)	24,225	28,132
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (h)(i)	16,555	18,590
Jackson National Life Global Funding 5.35% 1/13/2030 (h)	36,000	37,053
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (i)	13,649	13,369
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (i)	20,000	20,440
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (i)	21,182	21,390
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027) (i)	6,992	6,835
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (i)	25,109	25,634
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (i)	9,810	9,804
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (i)	27,745	28,107
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (i)	27,207	27,496
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (i)	38,803	38,927
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (i)	12,599	12,548
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (i)	21,519	22,098
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (i)	18,342	19,282
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)	14,156	14,702
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)	7,591	7,731
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (i)	29,611	29,718
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030) (i)	102	93
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030) (i)	1,805	1,564
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (i)	9,162	9,327
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (i)	14,622	15,067
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)	30,000	31,102
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (h)(i)	7,675	7,927
KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029) (h)(i)	18,322	18,538
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033) (h)(i)	9,200	9,862
KfW 0.375% 7/18/2025	7,671	7,656
KfW 5.125% 9/29/2025	40,003	40,075
Kookmin Bank 5.375% 5/8/2027 (h)	19,600	20,002
Korea Exchange Bank 5.375% 4/23/2027 (h)	8,750	8,926
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (i)	1,000	975
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (i)	35,000	35,538
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (i)	8,800	8,922
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027) (i)	36,042	35,613
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028) (i)	4,050	4,187
Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029) (i)	14,229	14,782
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (i)	3,088	3,171
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (i)	39,269	42,597
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (i)	42,000	44,368
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033) (i)	27,184	26,843
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	3,750	3,766
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	7,010	6,281
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	28,000	28,448
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	9,250	9,252
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	8,250	7,957
Mastercard, Inc. 4.875% 3/9/2028	842	861
Mastercard, Inc. 4.35% 1/15/2032	18,931	18,857
Mastercard, Inc. 4.85% 3/9/2033	9,244	9,424
Metropolitan Life Global Funding I 5.05% 1/6/2028 (h)	7,000	7,147
Metropolitan Life Global Funding I 5.40% 9/12/2028 (h)	35,000	36,277
Metropolitan Life Global Funding I 4.85% 1/8/2029 (h)	10,000	10,188
Metropolitan Life Global Funding I 2.95% 4/9/2030 (h)	10,000	9,363
Metropolitan Life Global Funding I 5.15% 3/28/2033 (h)	7,668	7,786

American Balanced Fund	36

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (i)	USD27,656	$26,840
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (i)	7,321	7,069
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027) (i)	5,078	4,919
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027) (i)	4,867	4,841
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (i)	7,193	6,985
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (i)	15,000	15,434
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032) (i)	4,388	4,556
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034) (i)	15,000	15,444
Moody’s Corp. 4.25% 8/8/2032	265	259
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025) (i)	9,785	9,784
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026) (i)	2,053	2,059
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (i)	17,575	17,053
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (i)	553	565
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027) (i)	18,366	19,136
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028) (i)	20,042	20,396
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (i)	40,240	41,036
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (i)	12,775	13,141
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (i)	18,228	19,311
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (i)	11,462	11,704
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (i)	49,364	51,284
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (i)	15,425	15,690
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)	43,478	43,569
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (i)	6,451	6,606
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (i)	22,962	21,179
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (i)	43,571	44,677
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (i)	16,080	13,761
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031) (i)	12,126	10,371
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031) (i)	12,638	10,947
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031) (i)	5,207	4,561
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (i)	364	373
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (i)	9,090	9,205
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (i)	14,475	14,156
Morgan Stanley Bank, N.A. 5.016% 1/12/2029 (USD-SOFR + 0.906% on 1/12/2028) (i)	25,381	25,781
MSCI, Inc. 3.25% 8/15/2033 (h)	5,586	4,899
Nasdaq, Inc. 5.35% 6/28/2028	3,390	3,491
Nasdaq, Inc. 5.55% 2/15/2034	1,270	1,324
National Australia Bank, Ltd. 1.887% 1/12/2027 (h)	3,750	3,633
National Australia Bank, Ltd. 5.087% 6/11/2027	15,000	15,289
National Australia Bank, Ltd. 4.90% 6/13/2028	12,000	12,299
National Australia Bank, Ltd. 6.429% 1/12/2033 (h)	650	695
National Securities Clearing Corp. 5.10% 11/21/2027 (h)	6,000	6,146
NatWest Group PLC 7.472% 11/10/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.85% on 11/10/2025) (i)	5,000	5,050
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (i)	20,000	20,365
NatWest Group PLC 5.808% 9/13/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.95% on 9/13/2028) (i)	25,000	25,969
New York Life Global Funding 2.35% 7/14/2026 (h)	2,970	2,911
New York Life Global Funding 4.90% 6/13/2028 (h)	20,000	20,422
New York Life Global Funding 4.55% 1/28/2033 (h)	5,893	5,770
Nomura Holdings, Inc. (USD-SOFR + 1.25%) 4.29% 7/2/2027 (e)	15,000	15,107
Nomura Holdings, Inc. 5.594% 7/2/2027	10,000	10,223
Nomura Holdings, Inc. 5.783% 7/3/2034	8,675	8,979
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (h)	20,000	20,406
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (i)	EUR1,540	1,975
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (i)	1,610	1,977
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (i)	11,240	14,706
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (i)	31,245	39,030

37	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (i)	USD15,000	$15,370
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)	30,686	31,785
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (i)	5,250	5,389
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (i)	12,000	12,031
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (i)	5,265	5,601
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (i)	7,750	8,667
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (i)	2,250	2,339
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (i)	17,250	17,786
Power Finance Corp., Ltd. 5.25% 8/10/2028	1,957	1,981
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,760	1,833
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,334	3,286
Power Finance Corp., Ltd. 3.95% 4/23/2030	6,907	6,625
Prudential Financial, Inc. 4.35% 2/25/2050	7,760	6,448
Prudential Financial, Inc. 3.70% 3/13/2051	945	695
RGA Global Funding 5.25% 1/9/2030 (h)	20,000	20,532
Royal Bank of Canada 4.90% 1/12/2028	5,000	5,095
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (i)	7,104	7,118
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (i)	38,000	38,796
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026) (i)	11,700	11,834
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027) (i)	19,181	18,573
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (i)	24,006	25,036
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028) (i)	11,320	11,512
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028) (i)	3,523	3,694
Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029) (i)	16,650	17,334
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (i)	29,132	29,662
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028 (h)	15,000	15,344
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027) (i)	990	1,026
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032) (i)	2,225	2,140
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033) (i)	2,856	2,847
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (i)	28,825	29,455
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/2026	10,000	9,658
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	426	413
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	19,192	20,004
Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	30,915
Sumitomo Mitsui Financial Group, Inc. 5.852% 7/13/2030	4,532	4,793
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (h)	35,000	36,325
Svenska Handelsbanken AB 5.50% 6/15/2028 (h)	10,000	10,337
Swedbank AB 6.136% 9/12/2026 (h)	51,564	52,684
Synchrony Bank 5.40% 8/22/2025	21,000	20,996
Synchrony Bank 5.625% 8/23/2027	21,000	21,422
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR Index + 2.13% on 8/2/2029) (b)(i)	35,022	36,009
Synchrony Financial 2.875% 10/28/2031 (b)	21,000	18,230
The Bank of Nova Scotia 4.932% 2/14/2029 (USD-SOFR + 0.89% on 8/14/2025) (i)	25,000	25,328
Toronto-Dominion Bank (The) 1.25% 9/10/2026	5,755	5,555
Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,899	2,804
Toronto-Dominion Bank (The) 5.156% 1/10/2028	4,872	4,974
Toronto-Dominion Bank (The) 4.861% 1/31/2028	25,000	25,361
Toronto-Dominion Bank (The) 5.523% 7/17/2028	15,000	15,520
Toronto-Dominion Bank (The) 4.783% 12/17/2029	8,147	8,245
Toronto-Dominion Bank (The) 2.45% 1/12/2032	2,032	1,776
Travelers Cos., Inc. 4.00% 5/30/2047	2,253	1,806
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (i)	4,444	4,497
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (i)	6,607	7,148
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (i)	4,343	4,474
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (i)	17,154	17,420
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (i)	4,819	4,824
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (i)	6,586	6,883
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027) (i)	4,444	4,455
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (i)	31,449	31,660
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (i)	24,233	24,955
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (i)	15,000	15,274
U.S. Bancorp 5.083% 5/15/2031 (USD-SOFR + 1.296% on 5/15/2030) (i)	29,000	29,589
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (i)	5,309	5,244
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (i)	1,529	1,607
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (i)	17,500	17,839
UBS AG 7.50% 2/15/2028	20,000	21,580

American Balanced Fund	38

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UBS Group AG 4.125% 9/24/2025 (h)	USD4,030	$4,023
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026) (h)(i)	5,000	5,031
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026) (h)(i)	26,350	25,874
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (h)(i)	53,787	52,778
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (h)(i)	35,660	34,497
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027) (h)(i)	23,979	24,127
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027) (h)(i)	15,952	16,578
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028) (h)(i)(j)	15,150	14,920
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028) (h)(i)	6,800	7,145
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (h)(i)	27,266	28,009
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029) (h)(i)(j)	4,400	4,153
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (h)(i)	8,521	8,850
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (h)(i)	76,868	75,289
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (h)(i)	32,181	27,845
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (h)(i)	137,091	124,482
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (h)(i)	5,035	4,395
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032) (h)(i)	12,700	15,707
UniCredit SpA 4.625% 4/12/2027 (h)	5,540	5,540
Unum Group 3.875% 11/5/2025	5,045	5,027
Vigorous Champion International, Ltd. 4.25% 5/28/2029	3,162	3,115
Visa, Inc. 3.15% 12/14/2025	6,000	5,968
Visa, Inc. 2.05% 4/15/2030	5,247	4,778
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (i)	57,696	56,903
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)	28,680	29,313
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (i)	4,473	4,311
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (i)	19,177	19,342
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (i)	20,284	20,571
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (i)	48,636	50,227
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (i)	80,657	85,259
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029) (i)	11,703	11,990
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030) (i)	15,100	15,494
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)	36,971	37,875
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (i)	23,561	24,117
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (i)	14,000	15,308
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029) (i)	3,750	3,626
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (i)	28,300	24,974
Westpac Banking Corp. 2.963% 11/16/2040	9,686	7,177
		8,307,781

Consumer discretionary 0.89%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	6,132	5,431
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	9,049	8,730
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	8,521	7,519
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	14,036	9,797
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	11,021	7,152
Amazon.com, Inc. 1.20% 6/3/2027	4,437	4,215
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026 (h)	2,714	2,722
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026 (h)	4,791	4,632
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (h)	4,378	4,422
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (h)	30,387	30,787
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (h)	2,169	2,203
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (h)	3,792	3,540
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (h)	14,859	15,149
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (h)	37,644	38,537
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034 (h)	4,338	4,349

39	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 3.375% 11/13/2025	USD4,060	$4,033
Ford Motor Credit Co., LLC 6.95% 3/6/2026	20,914	21,119
Ford Motor Credit Co., LLC 6.95% 6/10/2026	14,590	14,792
Ford Motor Credit Co., LLC 2.70% 8/10/2026	2,520	2,454
Ford Motor Credit Co., LLC 5.125% 11/5/2026	15,000	14,969
Ford Motor Credit Co., LLC 4.271% 1/9/2027	3,095	3,052
Ford Motor Credit Co., LLC 5.80% 3/5/2027	12,000	12,099
Ford Motor Credit Co., LLC 5.85% 5/17/2027	10,000	10,080
Ford Motor Credit Co., LLC 4.95% 5/28/2027	9,800	9,739
Ford Motor Credit Co., LLC 4.125% 8/17/2027	5,805	5,676
Ford Motor Credit Co., LLC 3.815% 11/2/2027	2,684	2,592
Ford Motor Credit Co., LLC 7.35% 11/4/2027	10,966	11,392
Ford Motor Credit Co., LLC 2.90% 2/16/2028	1,895	1,778
Ford Motor Credit Co., LLC 5.918% 3/20/2028	11,120	11,235
Ford Motor Credit Co., LLC 6.80% 5/12/2028	14,970	15,476
Ford Motor Credit Co., LLC 6.798% 11/7/2028	10,655	11,042
Ford Motor Credit Co., LLC 2.90% 2/10/2029	2,050	1,865
Ford Motor Credit Co., LLC 5.80% 3/8/2029	13,864	13,898
Ford Motor Credit Co., LLC 5.113% 5/3/2029	40,891	39,999
Ford Motor Credit Co., LLC 5.875% 11/7/2029	46,305	46,458
Ford Motor Credit Co., LLC 7.35% 3/6/2030	17,485	18,465
Ford Motor Credit Co., LLC 7.20% 6/10/2030	56,189	59,156
Ford Motor Credit Co., LLC 4.00% 11/13/2030	65,993	60,271
Ford Motor Credit Co., LLC 6.05% 3/5/2031	40,000	39,933
Ford Motor Credit Co., LLC 3.625% 6/17/2031	58,641	51,642
Ford Motor Credit Co., LLC 6.054% 11/5/2031	10,677	10,627
Ford Motor Credit Co., LLC 7.122% 11/7/2033	86,728	90,051
Ford Motor Credit Co., LLC 6.125% 3/8/2034	29,314	28,550
Ford Motor Credit Co., LLC 6.50% 2/7/2035	62,454	62,403
General Motors Co. 5.35% 4/15/2028	21,962	22,300
General Motors Co. 5.625% 4/15/2030	39,000	39,875
General Motors Financial Co., Inc. 1.25% 1/8/2026	387	380
General Motors Financial Co., Inc. 4.90% 10/6/2029	60,982	60,902
General Motors Financial Co., Inc. 5.35% 1/7/2030	74,180	75,113
General Motors Financial Co., Inc. 5.45% 7/15/2030	69,775	70,783
General Motors Financial Co., Inc. 2.70% 6/10/2031	36,867	32,309
General Motors Financial Co., Inc. 5.625% 4/4/2032	9,621	9,738
General Motors Financial Co., Inc. 6.40% 1/9/2033	5,833	6,140
General Motors Financial Co., Inc. 5.45% 9/6/2034	8,322	8,162
General Motors Financial Co., Inc. 5.90% 1/7/2035	44,748	45,012
Home Depot, Inc. 1.50% 9/15/2028	4,734	4,377
Home Depot, Inc. 2.95% 6/15/2029	2,390	2,288
Home Depot, Inc. 1.875% 9/15/2031	7,101	6,115
Home Depot, Inc. 5.30% 6/25/2054	12,000	11,530
Hyatt Hotels Corp. 5.05% 3/30/2028	17,280	17,472
Hyatt Hotels Corp. 5.75% 3/30/2032	50,705	52,075
Hyundai Capital America 1.80% 10/15/2025 (h)	3,275	3,248
Hyundai Capital America 1.30% 1/8/2026 (h)	23,790	23,380
Hyundai Capital America 1.50% 6/15/2026 (h)	28,381	27,561
Hyundai Capital America 5.45% 6/24/2026 (h)	17,742	17,889
Hyundai Capital America 1.65% 9/17/2026 (h)	37,992	36,681
Hyundai Capital America 3.00% 2/10/2027 (h)	33,995	33,178
Hyundai Capital America 5.30% 3/19/2027 (h)	9,990	10,103
Hyundai Capital America 4.85% 3/25/2027 (h)	39,000	39,184
Hyundai Capital America 4.875% 6/23/2027 (h)	24,017	24,166
Hyundai Capital America 5.275% 6/24/2027 (h)	42,500	43,056
Hyundai Capital America 2.375% 10/15/2027 (h)	21,667	20,612
Hyundai Capital America 5.00% 1/7/2028 (h)	25,000	25,199
Hyundai Capital America 4.90% 6/23/2028 (h)	47,802	48,156
Hyundai Capital America 2.10% 9/15/2028 (h)	20,485	18,909
Hyundai Capital America 5.30% 6/24/2029 (h)	22,385	22,803
Hyundai Capital America 4.55% 9/26/2029 (h)	35,837	35,526
Hyundai Capital America 5.30% 1/8/2030 (h)	65,000	66,418
Hyundai Capital America 5.15% 3/27/2030 (h)	20,000	20,248
Hyundai Capital America 5.10% 6/24/2030 (h)	41,647	42,117
Hyundai Capital America 5.40% 1/8/2031 (h)	4,521	4,621

American Balanced Fund	40

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 5.40% 6/24/2031 (h)	USD41,000	$41,965
Hyundai Capital America 5.40% 6/23/2032 (h)	24,489	24,812
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (h)	9,245	9,063
Hyundai Capital Services, Inc. 5.25% 1/22/2028 (h)	53,000	53,740
Leland Stanford Junior University (The) 1.289% 6/1/2027	4,000	3,815
Marriott International, Inc. 4.90% 4/15/2029	5,784	5,889
Marriott International, Inc. 2.75% 10/15/2033	8,028	6,838
McDonald’s Corp. 4.60% 9/9/2032	716	718
McDonald’s Corp. 4.95% 3/3/2035	19,736	19,732
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025 (h)	5,887	5,903
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (h)	55,000	56,568
Sands China, Ltd. 2.30% 3/8/2027	8,630	8,292
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (h)	16,715	16,991
Stellantis Finance US, Inc. 5.35% 3/17/2028 (h)	2,774	2,798
Stellantis Finance US, Inc. 2.691% 9/15/2031 (h)	402	340
Toyota Motor Credit Corp. 0.80% 1/9/2026	11,861	11,647
Toyota Motor Credit Corp. 1.90% 1/13/2027	7,500	7,248
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025 (h)	2,830	2,828
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025 (h)	6,265	6,180
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (h)	10,262	10,308
Volkswagen Group of America Finance, LLC 5.35% 3/27/2030 (h)	14,450	14,705
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (h)	11,240	11,966
Volkswagen Group of America Finance, LLC 5.65% 3/25/2032 (h)	30,000	30,509
Volkswagen Group of America Finance, LLC 5.80% 3/27/2035 (h)	20,000	20,155
		2,224,667

Utilities 0.88%
AEP Transmission Co., LLC 5.15% 4/1/2034	15,000	15,201
AEP Transmission Co., LLC 5.375% 6/15/2035	1,900	1,942
American Electric Power Co., Inc. 1.00% 11/1/2025	2,200	2,173
China Huaneng Group Co., Ltd. 5.85% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (i)	12,028	12,170
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (h)	4,363	4,246
Comision Federal de Electricidad 4.688% 5/15/2029 (h)	38,215	37,362
Comision Federal de Electricidad 3.348% 2/9/2031	21,000	18,515
Comision Federal de Electricidad 3.875% 7/26/2033	17,569	14,952
Comision Federal de Electricidad 6.45% 1/24/2035 (h)	18,000	17,789
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	8,075	8,078
Consumers Energy Co. 5.05% 5/15/2035	10,875	10,956
Consumers Energy Co. 3.10% 8/15/2050	5,325	3,594
DTE Electric Co. 4.85% 12/1/2026	1,350	1,366
DTE Energy Co. 5.10% 3/1/2029	8,650	8,824
Duke Energy Corp. 0.90% 9/15/2025	4,575	4,538
Duke Energy Corp. 5.75% 9/15/2033	4,645	4,882
Duke Energy Corp. 3.50% 6/15/2051	399	274
Duke Energy Progress, LLC 3.70% 10/15/2046	2,250	1,701
Duke Energy Progress, LLC 2.50% 8/15/2050	1,026	595
Duke Energy Progress, LLC 2.90% 8/15/2051	449	279
Edison International 4.125% 3/15/2028	31,272	30,197
Edison International 5.25% 11/15/2028	29,989	29,695
Edison International 5.45% 6/15/2029	41,737	41,299
Edison International 6.95% 11/15/2029	11,748	12,218
Edison International 6.25% 3/15/2030	15,300	15,545
Edison International 5.25% 3/15/2032	41,040	38,958
Electricite de France SA 5.65% 4/22/2029 (h)	12,500	12,973
Electricite de France SA 6.25% 5/23/2033 (h)	5,838	6,259
Electricite de France SA 4.875% 9/21/2038 (h)	1,325	1,226
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (h)(i)	10,080	11,395
Emera US Finance, LP 3.55% 6/15/2026	4,430	4,383
Enel Finance International NV 5.125% 6/26/2029 (h)	17,500	17,832
Entergy Corp. 3.75% 6/15/2050	234	168
Eversource Energy 3.30% 1/15/2028	6,812	6,637
FirstEnergy Corp. 2.65% 3/1/2030	382	351
FirstEnergy Corp., Series B, 3.90% 7/15/2027	24,275	24,010

41	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (h)	USD18,988	$18,117
Florida Power & Light Co. 5.10% 4/1/2033	4,202	4,297
Georgia Power Co. 4.65% 5/16/2028	20,879	21,173
Georgia Power Co. 4.95% 5/17/2033	11,075	11,166
Jersey Central Power & Light Co. 2.75% 3/1/2032 (h)	3,000	2,632
Jersey Central Power & Light Co. 5.10% 1/15/2035	1,425	1,421
MidAmerican Energy Co. 5.35% 1/15/2034	1,150	1,192
MidAmerican Energy Co. 5.85% 9/15/2054	3,325	3,426
Monongahela Power Co. 3.55% 5/15/2027 (h)	6,225	6,136
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	516	498
Northern States Power Co. 5.05% 5/15/2035	23,700	23,947
Northern States Power Co. 5.65% 5/15/2055	2,225	2,223
NSTAR Electric Co. 2.70% 6/1/2026	4,085	4,017
Pacific Gas and Electric Co. 3.15% 1/1/2026	154,125	152,671
Pacific Gas and Electric Co. 2.95% 3/1/2026	41,014	40,481
Pacific Gas and Electric Co. 5.45% 6/15/2027	334	338
Pacific Gas and Electric Co. 2.10% 8/1/2027	4,717	4,469
Pacific Gas and Electric Co. 3.30% 12/1/2027	44,988	43,541
Pacific Gas and Electric Co. 3.00% 6/15/2028	24,989	23,739
Pacific Gas and Electric Co. 3.75% 7/1/2028	29,622	28,752
Pacific Gas and Electric Co. 4.65% 8/1/2028	10,474	10,418
Pacific Gas and Electric Co. 6.10% 1/15/2029	2,187	2,267
Pacific Gas and Electric Co. 4.55% 7/1/2030	127,029	124,047
Pacific Gas and Electric Co. 2.50% 2/1/2031	99,747	86,638
Pacific Gas and Electric Co. 3.25% 6/1/2031	15,509	13,927
Pacific Gas and Electric Co. 4.40% 3/1/2032	15,280	14,343
Pacific Gas and Electric Co. 5.90% 6/15/2032	9,111	9,306
Pacific Gas and Electric Co. 6.15% 1/15/2033	9,264	9,547
Pacific Gas and Electric Co. 6.40% 6/15/2033	53,855	56,326
Pacific Gas and Electric Co. 6.95% 3/15/2034	38,454	41,418
Pacific Gas and Electric Co. 5.80% 5/15/2034	27,959	27,970
Pacific Gas and Electric Co. 5.70% 3/1/2035	88,998	88,248
Pacific Gas and Electric Co. 6.00% 8/15/2035	6,153	6,225
Pacific Gas and Electric Co. 3.30% 8/1/2040	10,283	7,364
Pacific Gas and Electric Co. 3.75% 8/15/2042	30,000	21,414
Pacific Gas and Electric Co. 4.95% 7/1/2050	54,776	44,204
Pacific Gas and Electric Co. 3.50% 8/1/2050	6,998	4,493
Pacific Gas and Electric Co. 6.70% 4/1/2053	551	553
Pacific Gas and Electric Co. 5.90% 10/1/2054	6,275	5,697
Pacific Gas and Electric Co. 6.15% 3/1/2055	598	559
PacifiCorp 5.10% 2/15/2029	17,900	18,258
PacifiCorp 2.70% 9/15/2030	1,675	1,532
PacifiCorp 5.30% 2/15/2031	6,419	6,615
PacifiCorp 5.45% 2/15/2034	48,850	49,569
PacifiCorp 4.125% 1/15/2049	8,905	6,829
PacifiCorp 3.30% 3/15/2051	9,984	6,499
PacifiCorp 2.90% 6/15/2052	8,028	4,759
PacifiCorp 5.35% 12/1/2053	13,230	11,906
PacifiCorp 5.50% 5/15/2054	24,862	22,894
PacifiCorp 5.80% 1/15/2055	47,205	45,225
Public Service Company of Colorado 5.35% 5/15/2034	10,000	10,148
Public Service Company of Colorado 5.85% 5/15/2055	873	865
Public Service Electric and Gas Co. 5.05% 3/1/2035	16,350	16,537
Public Service Electric and Gas Co. 3.60% 12/1/2047	6,175	4,582
Public Service Electric and Gas Co. 2.05% 8/1/2050	5,049	2,688
Public Service Enterprise Group, Inc. 5.85% 11/15/2027	3,000	3,106
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	19,425	19,766
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	575	497
San Diego Gas & Electric Co. 4.95% 8/15/2028	9,175	9,372
Southern California Edison Co. 3.65% 3/1/2028	1,464	1,424
Southern California Edison Co. 5.30% 3/1/2028	7,981	8,085
Southern California Edison Co. 5.65% 10/1/2028	25,184	25,805
Southern California Edison Co. 4.20% 3/1/2029	31,036	30,397
Southern California Edison Co. 5.15% 6/1/2029	32,556	32,900
Southern California Edison Co. 2.85% 8/1/2029	14,330	13,268
Southern California Edison Co. 5.25% 3/15/2030	53,395	53,968

American Balanced Fund	42

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southern California Edison Co. 2.25% 6/1/2030	USD6,160	$5,411
Southern California Edison Co. 5.45% 6/1/2031	29,250	29,783
Southern California Edison Co. 2.75% 2/1/2032	21,619	18,648
Southern California Edison Co. 5.95% 11/1/2032	6,718	6,901
Southern California Edison Co. 6.00% 1/15/2034	11,330	11,626
Southern California Edison Co. 5.20% 6/1/2034	30,947	30,035
Southern California Edison Co. 5.45% 3/1/2035	58,661	57,620
Southern California Edison Co. 5.75% 4/1/2035	13,225	13,500
Southern California Edison Co. 5.35% 7/15/2035	40,464	39,450
Southern California Edison Co. 5.625% 2/1/2036	26,199	25,511
Southern California Edison Co. 4.50% 9/1/2040	30,007	25,207
Southern California Edison Co. 3.60% 2/1/2045	7,297	5,028
Southern California Edison Co. 3.65% 2/1/2050	1,072	709
Southern California Edison Co. 2.95% 2/1/2051	1,883	1,104
Southern California Edison Co. 3.45% 2/1/2052	721	454
Southern California Edison Co. 6.20% 9/15/2055	23,225	22,261
Southern Co. (The) 4.85% 3/15/2035	1,137	1,112
Southwestern Electric Power Co. 1.65% 3/15/2026	13,055	12,802
Southwestern Electric Power Co. 3.25% 11/1/2051	19	12
Tampa Electric Co. 5.15% 3/1/2035	30,000	30,156
Union Electric Co. 5.25% 4/15/2035	14,220	14,529
Virginia Electric & Power 2.40% 3/30/2032	5,700	4,945
Virginia Electric & Power 2.45% 12/15/2050	4,256	2,391
WEC Energy Group, Inc. 2.20% 12/15/2028	7,200	6,699
Xcel Energy, Inc. 3.35% 12/1/2026	2,560	2,525
Xcel Energy, Inc. 4.75% 3/21/2028	6,924	6,993
Xcel Energy, Inc. 2.35% 11/15/2031	19,400	16,801
Xcel Energy, Inc. 5.50% 3/15/2034	4,575	4,650
Xcel Energy, Inc. 5.60% 4/15/2035	19,077	19,485
		2,215,625

Energy 0.75%
Baker Hughes Holdings, LLC 4.486% 5/1/2030	6,120	6,136
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	4,810	4,804
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	7,410	7,340
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	971	831
Cenovus Energy, Inc. 5.375% 7/15/2025	18,304	18,304
Cenovus Energy, Inc. 4.25% 4/15/2027	11,793	11,769
Chevron USA, Inc. 4.687% 4/15/2030	59,068	60,267
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (h)	27,000	28,518
ConocoPhillips Co. 3.80% 3/15/2052	533	387
ConocoPhillips Co. 5.30% 5/15/2053	270	249
ConocoPhillips Co. 5.50% 1/15/2055	15,792	14,999
Devon Energy Corp. 5.20% 9/15/2034	8,831	8,581
Devon Energy Corp. 5.75% 9/15/2054	34,169	30,789
Diamondback Energy, Inc. 5.55% 4/1/2035	29,708	30,044
Diamondback Energy, Inc. 4.25% 3/15/2052	7,466	5,624
Diamondback Energy, Inc. 5.75% 4/18/2054	20,750	19,281
Enbridge Energy Partners, LP 7.375% 10/15/2045	1,799	2,064
Enbridge, Inc. 6.70% 11/15/2053	8,956	9,696
Energy Transfer, LP 5.25% 7/1/2029	7,791	7,984
Energy Transfer, LP 6.40% 12/1/2030	11,468	12,364
Eni SpA 5.75% 5/19/2035 (h)	17,748	18,162
Eni SpA 5.95% 5/15/2054 (h)	3,440	3,332
Enterprise Products Operating, LLC 5.05% 1/10/2026	14,075	14,108
EOG Resources, Inc. 5.65% 12/1/2054	12,648	12,360
Equinor ASA 1.75% 1/22/2026	9,289	9,152
Equinor ASA 3.625% 9/10/2028	13,155	12,980
Equinor ASA 4.25% 11/23/2041	5,400	4,787
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (h)	59,370	60,103
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	14,970	15,446
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	8,660	8,981
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042 (h)	18,750	18,777
Halliburton Co. 3.80% 11/15/2025	107	107
Kinder Morgan, Inc. 5.20% 6/1/2033	9,363	9,412

43	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
MPLX, LP 4.125% 3/1/2027	USD4,175	$4,154
Occidental Petroleum Corp. 5.20% 8/1/2029	47,294	47,481
Occidental Petroleum Corp. 6.625% 9/1/2030	82,000	86,760
Occidental Petroleum Corp. 6.125% 1/1/2031	18,131	18,782
Occidental Petroleum Corp. 5.375% 1/1/2032	73,000	72,453
Occidental Petroleum Corp. 5.55% 10/1/2034	80,448	78,993
Occidental Petroleum Corp. 6.45% 9/15/2036	10,286	10,531
ONEOK, Inc. 5.85% 1/15/2026	1,262	1,269
ONEOK, Inc. 5.55% 11/1/2026	4,564	4,628
ONEOK, Inc. 5.65% 11/1/2028	25,436	26,359
ONEOK, Inc. 5.80% 11/1/2030	2,362	2,474
ONEOK, Inc. 6.05% 9/1/2033	17,568	18,441
Petroleos Mexicanos 6.875% 10/16/2025	23,576	23,566
Petroleos Mexicanos 6.875% 8/4/2026	60,733	60,785
Petroleos Mexicanos 6.49% 1/23/2027	17,185	17,109
Petroleos Mexicanos 6.50% 3/13/2027	175,113	174,006
Petroleos Mexicanos 6.50% 1/23/2029	2,605	2,551
Petroleos Mexicanos 8.75% 6/2/2029	162,856	168,827
Petroleos Mexicanos 6.84% 1/23/2030	65,460	63,281
Petroleos Mexicanos 5.95% 1/28/2031	112,438	101,754
Petroleos Mexicanos 6.70% 2/16/2032	200,027	186,020
Petroleos Mexicanos 6.50% 6/2/2041	6,622	4,923
Petroleos Mexicanos 6.375% 1/23/2045	2,653	1,881
Petroleos Mexicanos 6.75% 9/21/2047	51,697	37,476
Petroleos Mexicanos 6.35% 2/12/2048	12,045	8,395
Petroleos Mexicanos 7.69% 1/23/2050	61,490	48,406
Petroleos Mexicanos 6.95% 1/28/2060	71,504	51,427
Pioneer Natural Resources Co. 2.15% 1/15/2031	4,173	3,708
Plains All American Pipeline, LP 3.80% 9/15/2030	3,403	3,254
Qatar Energy 2.25% 7/12/2031 (h)	8,229	7,218
Qatar Energy 3.125% 7/12/2041 (h)	12,578	9,301
Qatar Energy 3.30% 7/12/2051 (h)	6,796	4,595
Saudi Arabian Oil Co. 5.75% 7/17/2054 (h)	17,490	16,437
Saudi Arabian Oil Co. 6.375% 6/2/2055 (h)	21,000	21,014
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027 (h)	7,763	7,815
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029 (h)	7,253	7,279
TotalEnergies Capital SA 5.275% 9/10/2054	14,250	13,354
Transportadora de Gas del Peru SA 4.25% 4/30/2028	686	681
		1,885,126

Health care 0.51%
AbbVie, Inc. 2.95% 11/21/2026	1,070	1,053
AbbVie, Inc. 4.95% 3/15/2031	30,000	30,808
AbbVie, Inc. 5.20% 3/15/2035	10,187	10,412
AbbVie, Inc. 5.40% 3/15/2054	29,750	28,948
AbbVie, Inc. 5.60% 3/15/2055	9,522	9,534
Amgen, Inc. 5.507% 3/2/2026	418	418
Amgen, Inc. 5.15% 3/2/2028	3,249	3,321
Amgen, Inc. 3.00% 2/22/2029	400	382
Amgen, Inc. 4.05% 8/18/2029	8,900	8,799
Amgen, Inc. 5.25% 3/2/2030	24,985	25,751
Amgen, Inc. 4.20% 3/1/2033	10,415	10,001
Amgen, Inc. 5.25% 3/2/2033	27,070	27,730
Amgen, Inc. 5.60% 3/2/2043	7,101	7,049
Amgen, Inc. 4.875% 3/1/2053	7,808	6,824
Amgen, Inc. 5.65% 3/2/2053	53,668	52,437
Amgen, Inc. 4.40% 2/22/2062	4,544	3,550
Amgen, Inc. 5.75% 3/2/2063	2,631	2,560
AstraZeneca Finance, LLC 1.20% 5/28/2026	3,628	3,532
AstraZeneca Finance, LLC 4.875% 3/3/2028	34,531	35,269
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,313	4,985
AstraZeneca Finance, LLC 4.90% 2/26/2031	7,525	7,735
AstraZeneca Finance, LLC 2.25% 5/28/2031	2,213	1,982
AstraZeneca Finance, LLC 5.00% 2/26/2034	13,550	13,819
AstraZeneca PLC 3.375% 11/16/2025	5,000	4,982

American Balanced Fund	44

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Banner Health 1.897% 1/1/2031	USD5,000	$4,390
Banner Health 2.913% 1/1/2051	6,005	3,822
Baxter International, Inc. 1.915% 2/1/2027	23,217	22,361
Baxter International, Inc. 2.272% 12/1/2028	10,377	9,662
Bayer US Finance II, LLC 4.25% 12/15/2025 (h)	2,251	2,245
Bayer US Finance, LLC 6.125% 11/21/2026 (h)	23,901	24,298
Bayer US Finance, LLC 6.25% 1/21/2029 (h)	13,802	14,496
Baylor Scott & White Holdings 0.827% 11/15/2025	5,462	5,368
Baylor Scott & White Holdings 1.777% 11/15/2030	21,418	18,773
Bristol-Myers Squibb Co. 4.90% 2/22/2029	15,000	15,362
Bristol-Myers Squibb Co. 3.40% 7/26/2029	25,000	24,229
Bristol-Myers Squibb Co. 5.10% 2/22/2031	7,350	7,615
Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,175	2,228
Bristol-Myers Squibb Co. 5.65% 2/22/2064	14,500	14,091
Centene Corp. 4.25% 12/15/2027	57,781	56,942
Cigna Group (The) 1.25% 3/15/2026	9,398	9,199
CVS Health Corp. 5.00% 1/30/2029	18,658	18,946
CVS Health Corp. 5.40% 6/1/2029	16,914	17,411
CVS Health Corp. 5.25% 1/30/2031	10,000	10,231
CVS Health Corp. 5.55% 6/1/2031	72,404	75,239
CVS Health Corp. 5.70% 6/1/2034	18,668	19,229
CVS Health Corp. 5.875% 6/1/2053	333	318
CVS Health Corp. 6.05% 6/1/2054	12,000	11,769
Elevance Health, Inc. 4.90% 2/8/2026	6,375	6,375
Elevance Health, Inc. 4.75% 2/15/2030	5,849	5,922
Elevance Health, Inc. 5.20% 2/15/2035	3,064	3,098
Elevance Health, Inc. 5.125% 2/15/2053	1,718	1,535
Eli Lilly and Co. 3.375% 3/15/2029	77	75
Eli Lilly and Co. 4.70% 2/27/2033	10,105	10,188
Eli Lilly and Co. 5.10% 2/12/2035	34,660	35,539
Eli Lilly and Co. 4.875% 2/27/2053	4,735	4,342
Eli Lilly and Co. 4.95% 2/27/2063	330	300
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	5,000	5,153
Gilead Sciences, Inc. 1.65% 10/1/2030	5,826	5,095
Gilead Sciences, Inc. 5.25% 10/15/2033	9,872	10,216
HCA, Inc. 3.375% 3/15/2029	3,216	3,091
HCA, Inc. 3.625% 3/15/2032	5,000	4,614
HCA, Inc. 4.375% 3/15/2042	7,500	6,277
HCA, Inc. 4.625% 3/15/2052	7,121	5,727
Humana, Inc. 3.70% 3/23/2029	5,412	5,248
Humana, Inc. 5.375% 4/15/2031	27,962	28,612
Humana, Inc. 5.55% 5/1/2035	29,152	29,326
Humana, Inc. 5.75% 4/15/2054	6,066	5,655
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	10,039	10,092
Merck & Co., Inc. 1.90% 12/10/2028	1,128	1,054
Novant Health, Inc. 3.168% 11/1/2051	25,939	17,080
Novartis Capital Corp. 2.00% 2/14/2027	1,607	1,562
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	17,222	17,363
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	2,151	2,181
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	24,781	24,717
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	812	775
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	8,935	8,441
Pfizer, Inc. 2.625% 4/1/2030	15,000	13,976
Roche Holdings, Inc. 4.203% 9/9/2029 (h)	17,520	17,563
Roche Holdings, Inc. 4.592% 9/9/2034 (h)	8,771	8,685
Sharp HealthCare 2.68% 8/1/2050	15,620	9,612
Summa Health 3.511% 11/15/2051	17,193	14,176
Sutter Health 1.321% 8/15/2025	6,000	5,976
Sutter Health 5.164% 8/15/2033	9,905	10,057
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	34,501	34,519
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	8,701	8,751
Trinity Health Corp. 2.632% 12/1/2040	4,500	3,244
UnitedHealth Group, Inc. 1.15% 5/15/2026	1,959	1,905
UnitedHealth Group, Inc. 4.80% 1/15/2030	20,000	20,314
UnitedHealth Group, Inc. 5.30% 2/15/2030	2,899	3,003
UnitedHealth Group, Inc. 2.00% 5/15/2030	1,081	968

45	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 4.65% 1/15/2031	USD20,000	$20,108
UnitedHealth Group, Inc. 4.95% 1/15/2032	42,546	43,107
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,110	1,075
UnitedHealth Group, Inc. 5.15% 7/15/2034	13,690	13,835
UnitedHealth Group, Inc. 5.30% 6/15/2035	21,197	21,613
UnitedHealth Group, Inc. 5.625% 7/15/2054	11,690	11,348
UnitedHealth Group, Inc. 5.95% 6/15/2055	31,372	31,883
Viatris, Inc. 4.00% 6/22/2050	29,847	19,897
West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,165	2,627
		1,268,000

Consumer staples 0.39%
BAT Capital Corp. 4.70% 4/2/2027	5,241	5,268
BAT Capital Corp. 3.557% 8/15/2027	6,636	6,532
BAT Capital Corp. 2.259% 3/25/2028	17,837	16,880
BAT Capital Corp. 3.462% 9/6/2029	2,500	2,406
BAT Capital Corp. 4.906% 4/2/2030	6	6
BAT Capital Corp. 6.343% 8/2/2030	31,185	33,631
BAT Capital Corp. 5.834% 2/20/2031	2,643	2,782
BAT Capital Corp. 2.726% 3/25/2031	4,625	4,167
BAT Capital Corp. 4.742% 3/16/2032	3,753	3,733
BAT Capital Corp. 5.35% 8/15/2032	20,000	20,470
BAT Capital Corp. 6.421% 8/2/2033	5,158	5,604
BAT Capital Corp. 6.00% 2/20/2034	10,000	10,546
BAT Capital Corp. 5.625% 8/15/2035	25,553	26,013
BAT Capital Corp. 4.39% 8/15/2037	4,744	4,245
BAT Capital Corp. 7.079% 8/2/2043	27,000	29,760
BAT Capital Corp. 4.54% 8/15/2047	826	668
BAT Capital Corp. 4.758% 9/6/2049	1,263	1,042
BAT Capital Corp. 5.65% 3/16/2052	8,087	7,541
BAT International Finance PLC 1.668% 3/25/2026	7,024	6,880
BAT International Finance PLC 4.448% 3/16/2028	38,911	38,982
BAT International Finance PLC 5.931% 2/2/2029	15,000	15,746
Campbell’s Co. (The) 4.75% 3/23/2035	3,736	3,591
Coca-Cola Co. 1.00% 3/15/2028	4,324	4,015
Coca-Cola Co. 4.65% 8/14/2034	7,076	7,116
Conagra Brands, Inc. 1.375% 11/1/2027	6,375	5,951
Constellation Brands, Inc. 3.60% 2/15/2028	2,500	2,457
Constellation Brands, Inc. 4.80% 5/1/2030	4,561	4,600
Constellation Brands, Inc. 2.25% 8/1/2031	4,462	3,867
Costco Wholesale Corp. 1.375% 6/20/2027	6,670	6,364
Coty, Inc. 4.75% 1/15/2029 (h)	2,692	2,633
Coty, Inc. 6.625% 7/15/2030 (h)	16,375	16,764
Imperial Brands Finance PLC 4.50% 6/30/2028 (h)	8,082	8,082
Imperial Brands Finance PLC 5.625% 7/1/2035 (h)	17,632	17,698
Imperial Brands Finance PLC 6.375% 7/1/2055 (h)	12,616	12,801
J. M. Smucker Co. (The) 5.90% 11/15/2028	8,870	9,325
J. M. Smucker Co. (The) 6.20% 11/15/2033	6,195	6,652
J. M. Smucker Co. (The) 6.50% 11/15/2043	958	1,017
J. M. Smucker Co. (The) 6.50% 11/15/2053	3,599	3,849
JBS USA Holding Lux SARL 3.00% 2/2/2029	5,387	5,121
JBS USA Holding Lux SARL 5.50% 1/15/2030	50	51
JBS USA Holding Lux SARL 3.625% 1/15/2032	2,104	1,926
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,510	2,368
Kroger Co. 5.00% 9/15/2034	17,278	17,165
Kroger Co. 5.50% 9/15/2054	7,826	7,434
Mars, Inc. 4.80% 3/1/2030 (h)	49,160	49,827
Mars, Inc. 5.00% 3/1/2032 (h)	32,707	33,158
Mars, Inc. 5.20% 3/1/2035 (h)	69,000	69,861
Mars, Inc. 5.65% 5/1/2045 (h)	37,726	37,839
Mars, Inc. 5.70% 5/1/2055 (h)	87,831	87,679
Mondelez International, Inc. 4.75% 8/28/2034	3,876	3,833
Mondelez International, Inc. 5.125% 5/6/2035	10,305	10,364
PepsiCo, Inc. 3.625% 3/19/2050	112	85
PepsiCo, Inc. 2.75% 10/21/2051	275	172

American Balanced Fund	46

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Philip Morris International, Inc. 4.875% 2/13/2026	USD3,717	$3,726
Philip Morris International, Inc. 0.875% 5/1/2026	8,311	8,072
Philip Morris International, Inc. 5.125% 11/17/2027	26,447	26,985
Philip Morris International, Inc. 4.875% 2/15/2028	28,500	28,990
Philip Morris International, Inc. 4.625% 11/1/2029	26,770	27,031
Philip Morris International, Inc. 5.625% 11/17/2029	16,943	17,796
Philip Morris International, Inc. 5.125% 2/15/2030	44,786	46,095
Philip Morris International, Inc. 4.375% 4/30/2030	11,884	11,859
Philip Morris International, Inc. 5.50% 9/7/2030	6,000	6,275
Philip Morris International, Inc. 1.75% 11/1/2030	7,178	6,260
Philip Morris International, Inc. 5.125% 2/13/2031	13,014	13,409
Philip Morris International, Inc. 4.75% 11/1/2031	41,610	41,943
Philip Morris International, Inc. 5.75% 11/17/2032	8,756	9,261
Philip Morris International, Inc. 4.90% 11/1/2034	27,205	27,095
Philip Morris International, Inc. 4.875% 4/30/2035	8,875	8,760
Sysco Corp. 3.15% 12/14/2051	535	342
		970,466

Industrials 0.31%
Air Lease Corp. 2.875% 1/15/2026	7,997	7,917
Air Lease Corp. 2.20% 1/15/2027	6,085	5,893
Air Lease Corp. 2.10% 9/1/2028	5,824	5,439
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,712
BAE Systems PLC 5.125% 3/26/2029 (h)	19,331	19,821
BAE Systems PLC 5.25% 3/26/2031 (h)	10,863	11,233
BAE Systems PLC 5.30% 3/26/2034 (h)	11,308	11,566
BAE Systems PLC 5.50% 3/26/2054 (h)	2,445	2,416
Boeing Co. (The) 2.75% 2/1/2026	20,502	20,271
Boeing Co. (The) 2.196% 2/4/2026	19,842	19,535
Boeing Co. (The) 3.10% 5/1/2026	4,822	4,759
Boeing Co. (The) 5.04% 5/1/2027	17,340	17,477
Boeing Co. (The) 3.25% 2/1/2028	1,165	1,130
Boeing Co. (The) 3.25% 3/1/2028	22,113	21,382
Boeing Co. (The) 6.298% 5/1/2029	51,926	54,910
Boeing Co. (The) 5.15% 5/1/2030	9,820	10,002
Boeing Co. (The) 3.625% 2/1/2031	4,420	4,166
Boeing Co. (The) 6.388% 5/1/2031	3,696	3,974
Boeing Co. (The) 3.60% 5/1/2034	3,180	2,804
Boeing Co. (The) 6.528% 5/1/2034	36,722	39,924
Boeing Co. (The) 3.25% 2/1/2035	133	112
Boeing Co. (The) 3.50% 3/1/2039	116	91
Boeing Co. (The) 5.705% 5/1/2040	183	181
Boeing Co. (The) 3.90% 5/1/2049	342	246
Boeing Co. (The) 3.75% 2/1/2050	229	162
Boeing Co. (The) 5.805% 5/1/2050	39,286	37,712
Boeing Co. (The) 6.858% 5/1/2054	15,237	16,695
Boeing Co. (The) 5.93% 5/1/2060	12,115	11,527
Boeing Co. (The) 7.008% 5/1/2064	20,378	22,404
Canadian Pacific Railway Co. 1.75% 12/2/2026	4,071	3,930
Canadian Pacific Railway Co. 5.20% 3/30/2035	11,531	11,697
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,133	825
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,532	2,324
Carrier Global Corp. 2.493% 2/15/2027	30	29
Carrier Global Corp. 3.377% 4/5/2040	1,080	858
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (h)	29,900	30,809
CSX Corp. 3.80% 3/1/2028	3,590	3,558
CSX Corp. 4.25% 3/15/2029	3,650	3,652
CSX Corp. 5.20% 11/15/2033	5,000	5,171
CSX Corp. 5.05% 6/15/2035	26,813	26,977
Emerson Electric Co. 1.80% 10/15/2027	1,480	1,410
John Deere Capital Corp. 5.10% 4/11/2034	30,000	30,708
L3Harris Technologies, Inc. 5.40% 7/31/2033	17,732	18,222
Lockheed Martin Corp. 4.45% 5/15/2028	13,400	13,558
Masco Corp. 1.50% 2/15/2028	1,996	1,855
Masco Corp. 2.00% 2/15/2031	1,922	1,656

47	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Masco Corp. 3.125% 2/15/2051	USD110	$69
Mexico City Airport Trust 4.25% 10/31/2026	2,800	2,744
Mexico City Airport Trust 3.875% 4/30/2028 (h)	920	894
Mexico City Airport Trust 5.50% 10/31/2046	1,290	1,076
Mexico City Airport Trust 5.50% 7/31/2047	17,195	14,210
Mexico City Airport Trust 5.50% 7/31/2047 (h)	5,367	4,435
Norfolk Southern Corp. 4.45% 3/1/2033	7,243	7,090
Norfolk Southern Corp. 5.10% 5/1/2035	13,125	13,196
Norfolk Southern Corp. 3.05% 5/15/2050	4,487	2,955
Norfolk Southern Corp. 4.55% 6/1/2053	1,966	1,662
Norfolk Southern Corp. 5.35% 8/1/2054	16,224	15,510
Paychex, Inc. 5.10% 4/15/2030	7,804	7,996
Paychex, Inc. 5.60% 4/15/2035	1,989	2,057
RTX Corp. 5.00% 2/27/2026	207	208
RTX Corp. 4.125% 11/16/2028	30	30
RTX Corp. 1.90% 9/1/2031	2,015	1,725
RTX Corp. 5.15% 2/27/2033	13,347	13,649
RTX Corp. 5.375% 2/27/2053	5,079	4,866
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026 (h)	10,165	9,958
Siemens Funding BV 5.80% 5/28/2055 (h)	28,035	28,963
Siemens Funding BV 5.90% 5/28/2065 (h)	26,262	27,207
Triton Container International, Ltd. 3.15% 6/15/2031 (h)	19,690	17,106
Union Pacific Corp. 3.75% 7/15/2025	1,111	1,111
Union Pacific Corp. 5.10% 2/20/2035	13,463	13,699
Union Pacific Corp. 2.891% 4/6/2036	7,377	6,104
Union Pacific Corp. 5.60% 12/1/2054	9,629	9,587
Union Pacific Corp. 3.839% 3/20/2060	2,376	1,712
Union Pacific Corp. 3.799% 4/6/2071	2,376	1,630
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (h)	2,440	2,501
Veralto Corp. 5.35% 9/18/2028	35,000	36,092
		770,742

Communication services 0.29%
Alphabet, Inc. 5.25% 5/15/2055	3,143	3,098
Alphabet, Inc. 5.30% 5/15/2065	7,878	7,720
AT&T, Inc. 2.30% 6/1/2027	3,530	3,405
AT&T, Inc. 4.35% 3/1/2029	5,000	5,012
AT&T, Inc. 2.25% 2/1/2032	4,055	3,491
AT&T, Inc. 5.40% 2/15/2034	2,781	2,862
AT&T, Inc. 4.50% 5/15/2035	1,093	1,042
AT&T, Inc. 5.375% 8/15/2035	10,000	10,186
AT&T, Inc. 3.50% 9/15/2053	10,178	6,894
Charter Communications Operating, LLC 4.908% 7/23/2025	577	577
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,914
Charter Communications Operating, LLC 2.25% 1/15/2029	2,417	2,227
Charter Communications Operating, LLC 6.10% 6/1/2029	37,331	39,094
Charter Communications Operating, LLC 2.30% 2/1/2032	30,000	25,324
Charter Communications Operating, LLC 4.40% 4/1/2033	1,945	1,832
Charter Communications Operating, LLC 4.80% 3/1/2050	32,976	26,403
Charter Communications Operating, LLC 3.70% 4/1/2051	40,326	26,883
Charter Communications Operating, LLC 3.90% 6/1/2052	65,481	44,978
Charter Communications Operating, LLC 5.25% 4/1/2053	54,978	46,740
Charter Communications Operating, LLC / Charter Communications Operating Capital 5.50% 4/1/2063	20,556	17,395
Comcast Corp. 1.95% 1/15/2031	10,000	8,768
Comcast Corp. 4.80% 5/15/2033	10,000	9,984
Comcast Corp. 5.30% 6/1/2034	8,684	8,898
Comcast Corp. 5.30% 5/15/2035	3,374	3,439
Comcast Corp. 5.65% 6/1/2054	9,401	9,142
Comcast Corp. 2.937% 11/1/2056	2,267	1,332
Meta Platforms, Inc. 4.75% 8/15/2034	15,750	15,829
Meta Platforms, Inc. 5.40% 8/15/2054	16,250	15,859
Netflix, Inc. 4.875% 4/15/2028	7,892	8,059
SBA Tower Trust 1.631% 11/15/2026 (h)	99,657	95,643
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	8,925	8,458
T-Mobile USA, Inc. 1.50% 2/15/2026	3,750	3,677

American Balanced Fund	48

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile USA, Inc. 2.25% 2/15/2026	USD2,727	$2,687
T-Mobile USA, Inc. 2.625% 4/15/2026	10,555	10,398
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,950
T-Mobile USA, Inc. 2.05% 2/15/2028	2,390	2,260
T-Mobile USA, Inc. 4.95% 3/15/2028	9,232	9,390
T-Mobile USA, Inc. 4.80% 7/15/2028	19,250	19,512
T-Mobile USA, Inc. 4.85% 1/15/2029	15,000	15,212
T-Mobile USA, Inc. 2.625% 2/15/2029	4,834	4,539
T-Mobile USA, Inc. 2.40% 3/15/2029	401	374
T-Mobile USA, Inc. 2.55% 2/15/2031	244	219
T-Mobile USA, Inc. 2.875% 2/15/2031	6,525	5,942
T-Mobile USA, Inc. 2.70% 3/15/2032	2,990	2,636
T-Mobile USA, Inc. 5.125% 5/15/2032	40,052	40,859
T-Mobile USA, Inc. 5.05% 7/15/2033	2,124	2,139
T-Mobile USA, Inc. 5.30% 5/15/2035	29,370	29,749
T-Mobile USA, Inc. 3.40% 10/15/2052	1,653	1,105
T-Mobile USA, Inc. 5.75% 1/15/2054	506	496
Verizon Communications, Inc. 2.55% 3/21/2031	1,933	1,734
Verizon Communications, Inc. 2.355% 3/15/2032	13,908	11,994
Verizon Communications, Inc. 5.05% 5/9/2033	8,462	8,584
Verizon Communications, Inc. 5.25% 4/2/2035	42,768	43,141
Verizon Communications, Inc. 2.875% 11/20/2050	2,167	1,351
Verizon Communications, Inc. 2.987% 10/30/2056	5,537	3,336
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	8,326	7,770
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	36,202	25,432
		729,974

Real estate 0.22%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	2,720	2,691
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	3,540	3,275
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	2,040	1,711
Alexandria Real Estate Equities, Inc. 4.00% 2/1/2050	3,907	2,879
American Homes 4 Rent, LP 4.95% 6/15/2030	20,374	20,591
American Tower Corp. 1.45% 9/15/2026	10,457	10,104
American Tower Corp. 3.60% 1/15/2028	3,750	3,683
American Tower Corp. 2.30% 9/15/2031	732	635
American Tower Corp. 2.95% 1/15/2051	3,750	2,377
Boston Properties, LP 2.90% 3/15/2030	47,006	43,212
Boston Properties, LP 3.25% 1/30/2031	20,599	18,888
Boston Properties, LP 2.55% 4/1/2032	49,079	41,430
Boston Properties, LP 2.45% 10/1/2033	111,428	89,099
Boston Properties, LP 6.50% 1/15/2034	100,264	107,396
Boston Properties, LP 5.75% 1/15/2035	42,473	42,769
COPT Defense Properties, LP 2.00% 1/15/2029	301	274
COPT Defense Properties, LP 2.75% 4/15/2031	1,420	1,257
COPT Defense Properties, LP 2.90% 12/1/2033	6,496	5,342
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (h)	7,150	6,328
Crown Castle, Inc. 5.00% 1/11/2028	1,652	1,669
Digital Realty Trust, LP 5.55% 1/15/2028	5,000	5,130
Equinix Europe 2 Financing Corp., LLC 3.25% 3/15/2031	EUR10,000	11,674
ERP Operating, LP 4.65% 9/15/2034	USD4,736	4,598
Essex Portfolio, LP 3.375% 4/15/2026	2,395	2,372
Extra Space Storage, LP 2.35% 3/15/2032	4,209	3,574
GLP Capital, LP 4.00% 1/15/2030	5,000	4,809
Host Hotels & Resorts, LP 5.70% 6/15/2032	19,000	19,279
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	10,194	8,685
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	19,197	19,334
Prologis, LP 4.875% 6/15/2028	5,969	6,092
Prologis, LP 4.75% 6/15/2033	10,929	10,904
Prologis, LP 5.00% 3/15/2034	2,650	2,658
Prologis, LP 5.00% 1/31/2035	5,735	5,737
Prologis, LP 5.25% 6/15/2053	273	257
Public Storage Operating Co. 1.85% 5/1/2028	8,830	8,295
Public Storage Operating Co. 1.95% 11/9/2028	6,081	5,665
Public Storage Operating Co. 2.30% 5/1/2031	1,855	1,650

49	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Scentre Group Trust 1 3.25% 10/28/2025 (h)	USD1,780	$1,772
Scentre Group Trust 1 3.75% 3/23/2027 (h)	7,630	7,542
Sun Communities Operating, LP 2.30% 11/1/2028	6,430	6,020
Sun Communities Operating, LP 2.70% 7/15/2031	1,753	1,555
VICI Properties, LP 4.75% 4/1/2028	10,834	10,925
		554,137

Information technology 0.14%
Accenture Capital, Inc. 4.25% 10/4/2031	20,724	20,536
Accenture Capital, Inc. 4.50% 10/4/2034	19,774	19,252
Analog Devices, Inc. 1.70% 10/1/2028	2,487	2,306
Analog Devices, Inc. 5.05% 4/1/2034	10,123	10,382
Analog Devices, Inc. 5.30% 4/1/2054	7,046	6,798
Booz Allen Hamilton, Inc. 5.95% 8/4/2033	6,135	6,305
Broadcom Corp. 3.875% 1/15/2027	12	12
Broadcom, Inc. 4.00% 4/15/2029 (h)	219	216
Broadcom, Inc. 4.15% 4/15/2032 (h)	2,471	2,382
Broadcom, Inc. 3.469% 4/15/2034 (h)	304	272
Broadcom, Inc. 3.187% 11/15/2036 (h)	588	488
Cisco Systems, Inc. 4.85% 2/26/2029	25,000	25,626
Cisco Systems, Inc. 5.10% 2/24/2035	40,612	41,586
Intuit, Inc. 0.95% 7/15/2025	1,116	1,114
Intuit, Inc. 1.35% 7/15/2027	1,101	1,044
Microchip Technology, Inc. 4.90% 3/15/2028	4,256	4,304
Microchip Technology, Inc. 5.05% 3/15/2029	12,575	12,779
Microchip Technology, Inc. 5.05% 2/15/2030	38,583	39,155
Oracle Corp. 5.25% 2/3/2032	19,750	20,267
Oracle Corp. 5.50% 8/3/2035	25,928	26,514
Oracle Corp. 5.55% 2/6/2053	799	752
SK hynix, Inc. 6.375% 1/17/2028 (h)	10,000	10,434
Synopsys, Inc. 5.15% 4/1/2035	56,084	56,552
Synopsys, Inc. 5.70% 4/1/2055	22,931	22,816
Texas Instruments, Inc. 4.60% 2/8/2029	10,216	10,394
Texas Instruments, Inc. 4.85% 2/8/2034	10,536	10,707
TSMC Global, Ltd. 4.375% 7/22/2027 (h)	332	333
		353,326

Materials 0.07%
Air Products and Chemicals, Inc. 1.50% 10/15/2025	2,610	2,589
Air Products and Chemicals, Inc. 1.85% 5/15/2027	7,229	6,944
Air Products and Chemicals, Inc. 2.05% 5/15/2030	3,140	2,841
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	295	296
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	134	137
Celanese US Holdings, LLC 6.415% 7/15/2027	19,717	20,432
Celanese US Holdings, LLC 6.629% 7/15/2032	2,094	2,197
Celanese US Holdings, LLC 7.20% 11/15/2033	7,724	8,204
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (h)	7,829	7,936
Corporacion Nacional del Cobre de Chile 5.125% 2/2/2033 (h)	299	291
Dow Chemical Co. (The) 5.35% 3/15/2035	11,819	11,762
Dow Chemical Co. (The) 4.80% 5/15/2049	4,641	3,821
Dow Chemical Co. (The) 3.60% 11/15/2050	7,611	5,156
Dow Chemical Co. (The) 5.95% 3/15/2055	20,250	19,319
EIDP, Inc. 4.80% 5/15/2033	1,086	1,082
JH North America Holdings, Inc. 5.875% 1/31/2031 (h)	3,845	3,881
JH North America Holdings, Inc. 6.125% 7/31/2032 (h)	3,730	3,794
LYB International Finance III, LLC 1.25% 10/1/2025	14,881	14,752
LYB International Finance III, LLC 2.25% 10/1/2030	2,855	2,530
LYB International Finance III, LLC 6.15% 5/15/2035	2,636	2,737
LYB International Finance III, LLC 4.20% 5/1/2050	394	293
LYB International Finance III, LLC 3.625% 4/1/2051	376	252
Minera Mexico SA de CV, 5.625% 2/12/2032 (h)	30,680	31,235
Mosaic Co. 4.05% 11/15/2027	4,490	4,459
OCI NV 6.70% 3/16/2033 (h)	2,131	2,360
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	6,326	6,440

American Balanced Fund	50

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	USD14,682	$14,715
Sherwin-Williams Co. 2.20% 3/15/2032	3,123	2,685
Sherwin-Williams Co. 3.80% 8/15/2049	80	59
Sherwin-Williams Co. 3.30% 5/15/2050	1,500	1,015
Westlake Corp. 4.375% 11/15/2047	1,500	1,174
		185,388

Other 0.00%
Rockefeller Foundation (The) 2.492% 10/1/2050	13,095	7,736
Total corporate bonds, notes & loans		19,472,968
U.S. Treasury bonds & notes 6.74%
U.S. Treasury 5.21%
U.S. Treasury 3.00% 7/15/2025	1,092	1,091
U.S. Treasury 4.75% 7/31/2025	84,671	84,697
U.S. Treasury 5.00% 8/31/2025	24,960	24,982
U.S. Treasury 5.00% 10/31/2025	111,764	112,013
U.S. Treasury 0.375% 11/30/2025	20,000	19,681
U.S. Treasury 4.00% 2/15/2026	10,457	10,446
U.S. Treasury 4.625% 2/28/2026	11,467	11,501
U.S. Treasury 2.25% 3/31/2026	8,973	8,853
U.S. Treasury 3.75% 4/15/2026	72,000	71,824
U.S. Treasury 3.625% 5/15/2026	7,018	6,993
U.S. Treasury 4.375% 7/31/2026	77,873	78,195
U.S. Treasury 0.75% 8/31/2026	37	36
U.S. Treasury 4.625% 9/15/2026	13,790	13,904
U.S. Treasury 0.875% 9/30/2026	405	390
U.S. Treasury 3.50% 9/30/2026	36,865	36,681
U.S. Treasury 1.125% 10/31/2026	13,564	13,081
U.S. Treasury 2.00% 11/15/2026	47,200	46,028
U.S. Treasury 4.625% 11/15/2026	19,809	20,005
U.S. Treasury 6.50% 11/15/2026	39,650	41,215
U.S. Treasury 2.25% 2/15/2027	1,900	1,854
U.S. Treasury 4.125% 2/15/2027	7,942	7,981
U.S. Treasury 1.125% 2/28/2027	930	890
U.S. Treasury 2.375% 5/15/2027	734	716
U.S. Treasury 3.875% 5/31/2027	226,199	227,105
U.S. Treasury 3.25% 6/30/2027	242,903	240,726
U.S. Treasury 3.75% 6/30/2027	336,334	336,557
U.S. Treasury 6.375% 8/15/2027	35,690	37,634
U.S. Treasury 0.625% 12/31/2027	9,448	8,759
U.S. Treasury 4.25% 1/15/2028	720,000	729,350
U.S. Treasury 2.75% 2/15/2028	10,125	9,884
U.S. Treasury 4.25% 2/15/2028 (k)	1,400,000	1,418,944
U.S. Treasury 4.00% 2/29/2028	171,747	173,044
U.S. Treasury 3.625% 3/31/2028	52,103	52,014
U.S. Treasury 2.875% 5/15/2028	46,997	45,947
U.S. Treasury 3.625% 5/31/2028	74,841	74,683
U.S. Treasury 3.875% 6/15/2028	298,499	300,073
U.S. Treasury 1.25% 6/30/2028	17,561	16,350
U.S. Treasury 4.00% 6/30/2028	77,091	77,751
U.S. Treasury 1.00% 7/31/2028	6,527	6,017
U.S. Treasury 1.375% 10/31/2028	6,716	6,228
U.S. Treasury 3.125% 11/15/2028	41,549	40,775
U.S. Treasury 1.50% 11/30/2028	46,700	43,403
U.S. Treasury 4.00% 1/31/2029	254,696	257,012
U.S. Treasury 5.25% 2/15/2029	35,690	37,640
U.S. Treasury 3.25% 6/30/2029	58,480	57,415
U.S. Treasury 4.00% 7/31/2029	80,000	80,752
U.S. Treasury 3.625% 8/31/2029	17,650	17,563
U.S. Treasury 4.125% 11/30/2029	22,060	22,385
U.S. Treasury 4.375% 12/31/2029	337,000	345,354
U.S. Treasury 3.50% 1/31/2030	67,000	66,218
U.S. Treasury 4.25% 1/31/2030	50,150	51,143

51	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.00% 2/28/2030	USD458,407	$462,897
U.S. Treasury 3.625% 3/31/2030	23,000	22,837
U.S. Treasury 0.625% 5/15/2030	22,310	19,194
U.S. Treasury 4.00% 5/31/2030	104,059	107,591
U.S. Treasury 3.75% 6/30/2030	4,675	4,663
U.S. Treasury 3.875% 6/30/2030	933,326	936,936
U.S. Treasury 0.625% 8/15/2030	114,675	97,791
U.S. Treasury 4.625% 9/30/2030	25,150	26,094
U.S. Treasury 4.875% 10/31/2030	62,722	65,838
U.S. Treasury 4.25% 6/30/2031	264,000	268,827
U.S. Treasury 4.125% 7/31/2031	146,500	148,165
U.S. Treasury 1.25% 8/15/2031	38,264	32,731
U.S. Treasury 4.50% 12/31/2031	27,000	27,840
U.S. Treasury 2.875% 5/15/2032	93,519	87,251
U.S. Treasury 4.00% 6/30/2032	437,113	437,352
U.S. Treasury 4.125% 11/15/2032	20,061	20,197
U.S. Treasury 3.50% 2/15/2033	145,000	139,778
U.S. Treasury 3.375% 5/15/2033	48,871	46,580
U.S. Treasury 3.875% 8/15/2033	49,445	48,707
U.S. Treasury 4.50% 11/15/2033	6,762	6,945
U.S. Treasury 4.00% 2/15/2034	29,600	29,293
U.S. Treasury 4.375% 5/15/2034	144,130	146,438
U.S. Treasury 3.875% 8/15/2034	59,250	57,854
U.S. Treasury 4.25% 11/15/2034	86,275	86,557
U.S. Treasury 4.625% 2/15/2035	113,000	116,588
U.S. Treasury 4.25% 5/15/2035	7,871	7,881
U.S. Treasury 4.25% 5/15/2039	84,397	82,188
U.S. Treasury 1.375% 11/15/2040	38,809	24,716
U.S. Treasury 1.875% 2/15/2041	98,666	67,872
U.S. Treasury 2.25% 5/15/2041 (k)	140,792	102,306
U.S. Treasury 2.00% 11/15/2041	6,986	4,806
U.S. Treasury 2.375% 2/15/2042	4,990	3,628
U.S. Treasury 3.25% 5/15/2042	315,158	260,668
U.S. Treasury 2.75% 8/15/2042	32,660	24,998
U.S. Treasury 3.375% 8/15/2042	152,000	127,538
U.S. Treasury 2.75% 11/15/2042	77,000	58,647
U.S. Treasury 3.125% 2/15/2043	47,605	38,270
U.S. Treasury 2.875% 5/15/2043	58,590	45,179
U.S. Treasury 3.875% 5/15/2043	34,310	30,642
U.S. Treasury 3.625% 2/15/2044	24,780	21,208
U.S. Treasury 4.50% 2/15/2044 (k)	230,000	222,327
U.S. Treasury 4.625% 5/15/2044	26,500	25,985
U.S. Treasury 3.125% 8/15/2044	39,447	31,089
U.S. Treasury 4.125% 8/15/2044	164,000	150,232
U.S. Treasury 2.50% 2/15/2045	51,860	36,521
U.S. Treasury 4.75% 2/15/2045	230,000	228,742
U.S. Treasury 3.00% 5/15/2045	24,780	18,980
U.S. Treasury 5.00% 5/15/2045 (c)	733,868	753,764
U.S. Treasury 3.00% 11/15/2045	23,145	17,628
U.S. Treasury 3.00% 5/15/2047	55,603	41,633
U.S. Treasury 2.75% 8/15/2047	82,381	58,709
U.S. Treasury 3.00% 2/15/2048	3,743	2,781
U.S. Treasury 2.00% 2/15/2050	56,616	33,247
U.S. Treasury 2.375% 5/15/2051	84,719	53,757
U.S. Treasury 2.00% 8/15/2051	571	329
U.S. Treasury 1.875% 11/15/2051	25,500	14,188
U.S. Treasury 2.25% 2/15/2052	149,126	91,070
U.S. Treasury 4.00% 11/15/2052	83,509	73,070
U.S. Treasury 3.625% 5/15/2053	113,815	92,808
U.S. Treasury 4.25% 2/15/2054	14,150	12,913
U.S. Treasury 4.625% 5/15/2054	173,000	167,999
U.S. Treasury 4.25% 8/15/2054	180,883	165,168
U.S. Treasury 4.50% 11/15/2054	189,935	180,987
U.S. Treasury 4.625% 2/15/2055	142,493	138,697
U.S. Treasury 4.75% 5/15/2055 (k)	732,000	727,715
		13,079,613

American Balanced Fund	52

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)

U.S. Treasury inflation-protected securities 1.53%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (l)	USD17,661	$17,655
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025 (l)	114,621	114,257
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (l)	336,415	332,797
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (k)(l)	210,985	208,618
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027 (l)	289,997	286,085
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (l)	162,436	159,071
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (l)	115,929	120,266
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (k)(l)	1,572,950	1,592,461
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (l)	6,000	5,663
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031 (l)	94,798	87,809
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034 (l)	50,505	50,057
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (l)	294,201	294,566
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (l)	100,624	102,284
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (l)	24,498	18,210
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044 (l)	51,845	43,544
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046 (l)	20,775	15,752
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (l)	2,669	1,551
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (l)	107,127	84,898
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (l)	114,653	104,972
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (k)(l)	212,707	205,714
		3,846,230
Total U.S. Treasury bonds & notes		16,925,843
Asset-backed obligations 2.80%
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (d)(h)	1,871	1,871
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026 (d)(h)	122	122
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (d)(h)	40,547	40,568
Affirm Master Trust, 2025-2A, Class A, 4.67% 7/15/2033 (d)(h)	12,687	12,768
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (d)(h)	12,111	12,169
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (d)(h)	831	832
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (d)(h)	5,770	5,774
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.399% 4/20/2032 (d)(e)(h)	17,911	17,921
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 6.799% 1/19/2033 (d)(e)(h)	5,520	5,530
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (d)(h)	3,300	3,307
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (d)(h)	6,587	6,586
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (d)(h)	5,925	5,954
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (d)(h)	1,664	1,666
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029 (d)(h)	2,196	2,205
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (d)(h)	4,632	4,647
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030 (d)(h)	12,578	12,731
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (d)(h)	14,562	14,919
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (d)(h)	29,744	30,099
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030 (d)(h)	9,497	9,712
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (d)(h)	6,144	6,162
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (d)(h)	12,883	12,927
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027 (d)	6,666	6,660
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.691% 5/26/2031 (d)(e)(h)	341	341
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027 (d)	958	949
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (d)	20,192	19,794
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028 (d)	11,077	11,179
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (d)	34,592	34,858
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.369% 1/20/2033 (d)(e)(h)	12,436	12,442
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(h)	45,581	46,134
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (d)(h)	7,483	7,635
ARES CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 5.60% 4/17/2033 (d)(e)(h)	25,462	25,502
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (d)(h)	2,250	2,262
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (d)(h)	11,907	12,172
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (d)(h)	33,250	33,166
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026 (d)(h)	16,724	16,683
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (d)(h)	54,855	54,235
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (d)(h)	3,873	3,839
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (d)(h)	75,784	73,627
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (d)(h)	13,825	13,417
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (d)(h)	1,542	1,496

53	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(h)	USD8,650	$8,719
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027 (d)(h)	3,228	3,265
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028 (d)(h)	2,750	2,786
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (d)(h)	15,110	15,424
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (d)(h)	10,000	10,085
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029 (d)(h)	19,885	20,295
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029 (d)(h)	9,510	9,809
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (d)(h)	12,400	12,749
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (d)(h)	3,763	3,810
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(h)	28,032	29,161
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (d)(h)	7,175	7,512
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (d)(h)	15,860	16,303
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030 (d)(h)	2,846	2,946
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030 (d)(h)	16,000	16,379
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (d)(h)	3,342	3,430
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (d)(h)	11,083	11,189
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036 (d)(e)(h)	55,356	55,496
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028 (d)	10,702	10,723
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (d)(h)	1,100	1,081
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (d)(h)	1,715	1,658
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.254% 5/17/2031 (d)(e)(h)	22,136	22,098
Battalion CLO, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 5.524% 5/17/2031 (d)(e)(h)	13,891	13,874
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD CME Term SOFR + 1.362%) 5.631% 1/20/2031 (d)(e)(h)	181	181
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.469% 7/20/2035 (d)(e)(h)	39,490	39,490
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.574% 4/26/2031 (d)(e)(m)	11,222	11,227
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (d)(h)	16,288	15,294
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (d)(h)	2,470	2,319
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (d)(h)	3,454	3,461
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (d)(h)	1,235	1,249
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (d)(h)	11,358	11,471
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (d)(h)	3,023	3,047
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027 (d)	1,459	1,460
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (d)	2,097	2,099
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027 (d)	3,792	3,801
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (d)	9,605	9,633
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (d)	8,007	8,009
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (d)	2,847	2,854
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (d)	6,448	6,452
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (d)	6,126	6,159
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (d)	9,466	9,498
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (d)	2,220	2,235
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class B, 4.81% 8/15/2029 (d)	15,155	15,219
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (d)	9,797	10,006
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (d)	7,401	7,410
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030 (d)	11,925	11,918
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (d)(h)	21,596	21,683
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027 (d)	4,513	4,519
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (d)(h)	20,793	21,086
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.571% 4/30/2031 (d)(e)(h)	116	116
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (d)	7,679	7,699
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (d)	37,004	37,407
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (d)	3,796	3,809
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (d)	4,489	4,627
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027 (d)(h)	1,685	1,688
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027 (d)(h)	771	772
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028 (d)(h)	8,430	8,458
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (d)(h)	3,973	4,001
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (d)	438	425

American Balanced Fund	54

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (d)	USD3,026	$2,955
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029 (d)(h)	5,408	5,452
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (d)(h)	40,408	37,259
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (d)(h)	16,430	15,222
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (d)(h)	2,476	2,389
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(h)	70,807	71,896
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050 (d)(h)	12,477	12,621
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(h)	96,667	95,650
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(h)	19,812	18,333
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (d)(h)	15,185	15,028
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (d)(h)	1,579	1,420
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(h)	43,915	42,273
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (d)(h)	7,528	7,079
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (d)(h)	53,198	53,375
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (d)(h)	43,496	43,801
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027 (d)(h)	5,521	5,534
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (d)(h)	10,207	10,231
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (d)(h)	10,116	10,143
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027 (d)(h)	8,448	8,444
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (d)(h)	29,108	29,570
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (d)(h)	35,542	35,877
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (d)(h)	19,285	19,516
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (d)(h)	3,526	3,574
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036 (d)(h)	9,907	10,011
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (d)(h)	21,754	21,919
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (d)(h)	5,946	5,954
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (d)(h)	17,371	16,173
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (d)(h)	17,158	15,961
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (d)(h)	23,489	21,893
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (d)(h)	18,848	17,304
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (d)(h)	1,349	1,236
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (d)	6,467	6,486
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027 (d)(h)	706	706
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (d)(h)	3,668	3,681
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (d)(h)	743	745
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028 (d)(h)	3,956	3,953
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (d)(h)	3,027	3,051
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (d)(h)	2,951	2,951
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (d)(h)	13,097	13,212
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (d)(h)	394	402
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (d)(h)	5,048	5,117
CPS Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (d)(h)	18,446	18,454
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (d)(h)	7,777	7,847
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (d)(h)	13,135	13,285
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (d)(h)	5,301	5,367
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026 (d)	2,465	2,468
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (d)	30,293	30,621
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (d)(h)	6,096	6,137
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (d)(h)	3,814	3,832
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (d)(h)	8,835	9,019
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031 (d)(h)	1,929	1,998
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028 (d)	3,418	3,422
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (d)	7,110	7,108
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (d)	8,538	8,573
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (d)	6,146	6,235
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027 (d)(h)	607	605
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027 (d)(h)	213	213
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.336% 10/15/2030 (d)(e)(h)	11,529	11,529
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.618% 1/15/2031 (d)(e)(h)	2,518	2,520
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.488% 4/15/2031 (d)(e)(h)	1,737	1,739
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (d)(h)	4,543	4,174
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (d)(h)	2,846	2,859
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (d)(h)	18,485	18,562
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (d)(h)	8,057	8,070

55	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (d)(h)	USD7,766	$7,759
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (d)(h)	4,562	4,558
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (d)(h)	9,762	9,802
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (d)(h)	6,454	6,502
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (d)(h)	4,751	4,844
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030 (d)(h)	6,047	6,257
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(h)	39,847	40,479
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (d)(h)	2,157	2,189
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(h)	14,618	14,724
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (d)(h)	956	965
Exeter Automobile Receivables Trust, Series 2024-3A, Class A2, 5.82% 2/15/2027 (d)	424	425
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (d)	9,531	9,378
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027 (d)	667	667
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (d)	7,250	7,251
Exeter Automobile Receivables Trust, Series 2024-5, Class A3, 4.45% 3/15/2028 (d)	6,875	6,863
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028 (d)	7,847	7,864
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (d)	2,138	2,153
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (d)	5,159	5,142
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (d)	6,808	6,819
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (d)	5,825	5,838
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028 (d)	2,257	2,258
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029 (d)	6,250	6,246
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (d)	3,884	3,968
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029 (d)	7,232	7,320
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (d)	25,639	25,812
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (d)	8,879	8,944
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030 (d)	9,082	9,097
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (d)	6,028	6,078
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (d)	9,760	9,954
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (d)	8,067	8,119
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (d)	7,612	7,702
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030 (d)	9,492	9,713
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (d)	13,416	13,706
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031 (d)	9,878	9,894
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (d)	34,257	34,634
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (d)	26,811	27,345
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028 (d)(h)	8,367	8,448
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (d)	20,870	21,252
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (d)	22,257	22,716
FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.339% 9/17/2025 (d)(h)	20,127	19,983
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (d)(h)	26,200	25,869
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038 (d)(h)	3,731	3,606
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039 (d)(h)	14,453	14,363
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (d)(h)	5,639	5,652
Flagship Credit Auto Trust, Series 2024-1, Class B, 5.63% 4/16/2029 (d)(h)	5,851	5,938
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029 (d)(h)	1,955	1,992
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029 (d)(h)	990	997
Flagship Credit Auto Trust, Series 2024-1, Class C, 5.79% 2/15/2030 (d)(h)	5,000	5,098
Flatiron CLO, Ltd., Series 2024-1, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.576% 7/15/2036 (d)(e)(h)	15,864	15,888
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (d)	10,741	10,764
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (d)	1,989	2,003
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (d)(h)	26,615	27,440
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (d)(e)(h)	61,000	62,241
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (d)(h)	13,105	13,139
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.319% 10/20/2032 (d)(e)(h)	8,568	8,564
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (d)(h)	12,724	11,998
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (d)(h)	1,753	1,655
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (d)(h)	2,876	2,646
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (d)(h)	7,694	7,473
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(h)	37,947	36,190
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (d)(h)	991	954
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(h)	54,271	51,833
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (d)(h)	56,477	52,297
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (d)(h)	64,280	59,959
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (d)(h)	4,162	3,855
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (d)(h)	2,836	2,840

American Balanced Fund	56

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028 (d)(h)	USD2,976	$2,987
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (d)(h)	2,763	2,770
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (d)(h)	7,143	7,175
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (d)(h)	8,588	8,674
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (d)(h)	6,394	6,424
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (d)(h)	8,920	8,958
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (d)(h)	2,414	2,438
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (d)(h)	2,182	2,236
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029 (d)(h)	9,026	9,094
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (d)(h)	16,572	16,728
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (d)(h)	5,212	5,278
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (d)(h)	3,347	3,418
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (d)(h)	11,932	12,159
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030 (d)(h)	11,421	11,526
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030 (d)(h)	13,143	13,369
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031 (d)(h)	5,987	6,054
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028 (d)(h)	4,955	4,993
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (d)(h)	6,771	6,769
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (d)(h)	4,920	4,949
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (d)(h)	9,755	9,781
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (d)(h)	7,300	7,372
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (d)(h)	6,560	6,563
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (d)(h)	1,021	1,040
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (d)	8,491	8,506
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (d)(h)	22,705	23,566
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (d)(h)	38,047	39,852
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (d)(h)	61,215	61,657
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (d)	9,490	9,540
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (d)(h)	17,626	17,798
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (d)(h)	8,150	8,275
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 5.819% 4/20/2033 (d)(e)(h)	9,610	9,610
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 6.569% 4/20/2033 (d)(e)(h)	6,983	6,983
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 5.422% 7/20/2035 (d)(e)(h)	9,928	9,935
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.952% 7/20/2035 (d)(e)(h)	5,252	5,265
GreatAmerica Leasing Receivables, Series 2025-1, Class A2, 4.52% 10/15/2027 (d)(h)	3,582	3,588
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (d)(h)	20,434	20,687
GreatAmerica Leasing Receivables Funding, LLC, Series 24-2, Class A4, 5.02% 5/15/2031 (d)(h)	17,190	17,511
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.644% 7/28/2031 (d)(e)(h)	677	678
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.319% 1/20/2031 (d)(e)(h)	6,140	6,148
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026 (d)(h)	21,455	21,424
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (d)(h)	9,146	9,196
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (d)(h)	49,550	47,626
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028 (d)(h)	8,792	8,392
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (d)(h)	5,075	4,816
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (d)(h)	22,138	21,844
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (d)(h)	18,253	19,067
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(h)	111,172	106,963
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(h)	14,511	13,885
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (d)(h)	7,776	7,461
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (d)(h)	14,231	14,470
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(h)	30,334	30,834
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(h)	6,543	6,575
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (d)	3,016	3,024
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (d)(h)	30,274	30,345
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (d)(h)	2,565	2,595
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031 (d)(h)	7,453	7,513
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (d)(h)	3,028	3,048
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (d)	13,551	13,678
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041 (d)(h)	5,767	5,556
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.469% 4/20/2032 (d)(e)(h)	11,048	11,055

57	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Jamestown CLO, Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 5.919% 4/20/2032 (d)(e)(h)	USD15,000	$15,010
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 6.119% 4/20/2032 (d)(e)(h)	7,652	7,674
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (d)	12,300	12,420
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.519% 7/20/2036 (d)(e)(h)	14,946	14,969
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 5.698% 1/15/2031 (d)(e)(h)	879	880
KKR Financial CLO, Ltd., Series 38, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.576% 4/15/2033 (d)(e)(h)	16,000	16,039
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027 (d)(h)	300	301
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (d)(h)	6,972	6,971
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (d)(h)	10,153	10,198
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (d)(h)	1,498	1,501
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (d)(h)	13,430	13,457
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (d)(h)	19,645	19,800
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(h)	7,194	7,213
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (d)(h)	2,219	2,235
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.602% 7/16/2031 (d)(e)(h)	8,705	8,710
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(h)	3,695	3,709
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.514% 7/27/2031 (d)(e)(h)	823	823
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.506% 7/15/2036 (d)(e)(h)	13,393	13,406
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (d)(e)(h)	98,295	97,873
Marble Point CLO, Ltd., Series 2018-2, Class A12R, (3-month USD CME Term SOFR + 1.20%) 5.469% 1/20/2032 (d)(e)(h)	22,679	22,710
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.319% 7/23/2032 (d)(e)(h)	26,390	26,365
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (d)	4,770	4,830
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (d)(h)	9,970	10,053
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (d)(h)	5,253	5,289
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(h)	3,233	3,263
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(h)	2,595	2,616
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (d)(h)	13,294	13,379
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (d)(h)	18,729	16,870
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (d)(h)	19,553	17,682
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (d)(h)	52,179	48,842
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (d)(h)	36,609	34,249
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(h)	20,552	19,342
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (d)(h)	34,773	32,539
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(h)	230,961	217,634
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (d)(h)	3,958	3,635
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513% 7/25/2030 (d)(e)(h)	10,605	10,612
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (d)	8,539	8,608
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (d)(h)	10,576	10,628
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(h)	9,013	9,022
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.482% 4/16/2031 (d)(e)(m)	1,027	1,027
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030 (d)(h)	6,822	6,872
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(h)	12,238	12,390
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (d)(h)	8,928	8,917
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (d)(h)	2,030	2,025
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.318% 10/15/2029 (d)(e)(h)	6,710	6,709
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 5.918% 10/15/2029 (d)(e)(h)	44,195	44,233
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.275% 7/24/2031 (d)(e)(h)	3,821	3,822
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.256% 1/15/2033 (d)(e)(h)	43,073	43,004
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.706% 1/15/2033 (d)(e)(h)	21,286	21,284
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 5.956% 1/15/2033 (d)(e)(h)	6,000	5,995

American Balanced Fund	58

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Palmer Square Loan Funding, Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 5.356% 4/15/2031 (d)(e)(h)	USD5,408	$5,408
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (d)(h)	4,814	4,817
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (d)(h)	12,958	13,062
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(h)	8,845	8,881
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (d)(h)	3,805	3,822
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027 (d)(h)	2,116	2,115
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027 (d)(h)	1,294	1,294
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.454% 8/16/2027 (d)(e)(h)	11,885	11,895
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 5.162% 1/15/2028 (d)(e)(h)	14,516	14,543
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 5.104% 4/17/2028 (d)(e)(h)	15,000	15,035
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (d)(h)	36,810	37,061
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/16/2029 (d)(h)	9,986	10,165
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (d)	15,876	15,978
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036 (d)	13,836	13,065
Pikes Peak CLO, Series 2020-6A, Class ARR, (3-month USD CME Term SOFR + 0.94%) 5.264% 5/18/2034 (d)(e)(h)	5,125	5,121
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (d)(h)	7,522	7,625
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.012% 9/15/2039 (d)(e)(h)	4,091	4,097
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (d)(h)	10,992	10,971
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027 (d)(h)	9,757	9,767
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027 (d)(h)	6,547	6,550
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (d)(h)	12,218	12,259
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (d)(h)	4,938	4,933
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (d)(h)	1,652	1,661
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (d)(h)	9,540	9,599
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (d)(h)	3,815	3,808
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029 (d)(h)	2,983	3,013
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (d)(h)	1,690	1,726
Prosper Marketplace Issuance Trust, Series 2024-1, Class A, 6.12% 8/15/2029 (d)(h)	409	409
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.458% 10/15/2030 (d)(e)(h)	9,542	9,542
RAD CLO, Ltd., Series 2020-7, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.63% 4/17/2036 (d)(e)(h)	15,000	15,023
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (d)(h)	1,569	1,573
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030 (d)(h)	1,357	1,357
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (d)(h)	7,592	7,623
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.606% 7/15/2037 (d)(e)(h)	12,963	12,998
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027 (d)	1,188	1,187
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (d)	7,882	7,890
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027 (d)	2,170	2,161
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027 (d)	3,133	3,135
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027 (d)	3,797	3,802
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (d)	1,882	1,888
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (d)	3,657	3,663
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (d)	9,092	9,118
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (d)	6,364	6,397
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028 (d)	12,224	12,276
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (d)	4,051	4,050
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (d)	5,797	5,804
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (d)	22,393	22,515
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (d)	20,096	20,365
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (d)	44,712	44,850
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (d)	6,102	6,134
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (d)	12,138	12,333
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (d)	8,547	8,611
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (d)	1,407	1,424
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030 (d)	9,491	9,554
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (d)	10,034	10,199
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031 (d)	6,376	6,406
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031 (d)	13,412	13,566
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032 (d)	12,336	12,457
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 5.569% 4/20/2033 (d)(e)(h)	21,268	21,276
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (d)(h)	20,119	20,169
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026 (d)(h)	1,113	1,115
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (d)(h)	10,635	10,725
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (d)(h)	3,902	3,911

59	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (d)(h)	USD4,364	$4,395
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (d)(h)	6,374	6,390
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (d)(h)	4,434	4,543
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (d)(h)	4,885	5,009
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(h)	1,325	1,336
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.98% 12/29/2032 (d)(h)	5,743	5,763
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (d)(h)	17,871	17,882
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (d)(h)	17,207	17,325
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030 (d)(h)	2,222	2,275
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (d)(h)	12,902	12,961
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031 (d)(h)	3,535	3,635
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049 (d)(h)	31,060	31,048
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (d)(h)	17,246	16,179
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (d)(h)	3,175	2,958
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (d)(h)	5,714	5,872
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 5.156% 1/15/2053 (d)(e)(h)	11,451	11,370
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (d)(h)	29,307	27,345
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (d)(h)	6,614	6,655
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (d)(h)	22,990	22,241
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.296% 4/15/2032 (d)(e)(h)	21,719	21,718
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032 (d)(e)(h)	50,324	50,322
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (d)(h)	19,777	19,399
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (d)(h)	9,749	9,341
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (d)(h)	6,638	6,351
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (d)(h)	20,647	20,574
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (d)(h)	24,376	24,351
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (d)(h)	37,205	37,910
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (d)(h)	37,205	38,222
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(h)	12,082	11,676
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.689% 4/20/2036 (d)(e)(h)	20,000	20,044
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (d)	33,163	33,554
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (d)	39,744	40,393
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(h)	29,064	27,390
Teachers Insurance and Annuity Association of AME., CLO, Series 17-2A, Class A, (3-month USD CME Term SOFR + 1.412%) 5.672% 1/16/2031 (d)(e)(h)	200	200
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (d)(h)	10,836	10,396
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (d)(h)	19,571	18,308
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (d)(h)	1,397	1,312
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (d)(h)	2,004	1,901
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (d)(h)	24,636	22,684
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (d)(h)	1,060	977
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (d)(h)	50,557	47,215
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (d)(h)	26,921	26,921
The Huntington National Bank, Series 2025-1, Class B, 4.957% 3/21/2033 (d)(h)	17,595	17,676
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.306% 4/15/2034 (d)(e)(h)	32,456	32,419
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (d)(h)	13,044	12,263
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (d)(h)	10,777	9,699
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (d)(h)	391	352
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049 (d)(h)	515	521
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (d)(h)	25,463	25,672
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (d)	19,884	19,994
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (d)	7,901	8,015
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (d)(h)	17,012	17,034
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.469% 1/20/2032 (d)(e)(h)	13,688	13,691
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 5.969% 1/20/2032 (d)(e)(h)	9,000	9,010
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.652% 4/25/2033 (d)(e)(h)	12,207	12,222
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(h)	94,497	87,906
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (d)(h)	2,467	2,341
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (d)(h)	28,494	26,054
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (d)(h)	1,040	944
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(h)	9,194	9,203
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (d)(h)	3,937	3,938

American Balanced Fund	60

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (d)(h)	USD6,450	$6,457
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.459% 1/20/2037 (d)(e)(h)	72,350	72,348
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.578% 9/7/2030 (d)(e)(h)	1,406	1,407
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.601% 7/18/2031 (d)(e)(h)	8,974	8,981
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.661% 4/20/2032 (d)(e)(h)	7,738	7,746
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (d)(h)	8,649	8,670
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (d)(h)	6,832	6,947
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (d)	27,148	27,208
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (d)(i)	77,422	77,439
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (d)	42,675	43,610
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (d)(h)	44,216	44,927
Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032 (d)(h)	8,341	8,568
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (d)(h)	14,123	14,374
Vibrant CLO, Ltd., Series 2018-9RA, Class A1, (3-month USD CME Term SOFR + 1.00%) 5.319% 4/20/2037 (d)(e)(h)	19,735	19,581
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (d)(h)	9,047	9,056
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.456% 10/15/2031 (d)(e)(h)	17,700	17,703
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 6.056% 10/15/2031 (d)(e)(h)	6,957	6,974
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027 (d)(h)	308	308
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (d)(h)	2,244	2,257
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (d)(h)	2,590	2,630
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026 (d)(h)	1,596	1,592
Westlake Automobile Receivables Trust, Series 2023-4, Class A2, 6.23% 1/15/2027 (d)(h)	1,020	1,021
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027 (d)(h)	5,707	5,692
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027 (d)(h)	3,469	3,476
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027 (d)(h)	31,426	31,494
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (d)(h)	25,184	25,186
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (d)(h)	2,363	2,365
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (d)(h)	12,741	12,790
Westlake Automobile Receivables Trust, Series 2025-1, Class A3, 4.75% 8/15/2028 (d)(h)	11,868	11,926
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (d)(h)	5,491	5,526
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (d)(h)	10,243	10,301
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (d)(h)	9,545	9,684
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (d)(h)	4,187	4,232
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (d)(h)	5,314	5,449
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (d)(h)	5,627	5,744
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (d)(h)	28,358	28,431
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029 (d)(h)	16,701	16,789
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (d)(h)	7,827	7,908
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (d)(h)	17,000	17,254
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (d)(h)	18,000	18,132
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030 (d)(h)	6,004	6,119
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (d)(h)	14,985	15,105
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (d)(h)	19,367	19,641
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (d)(h)	7,216	7,333
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (d)(h)	5,364	5,386
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039 (d)(h)	21,167	21,380
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (d)(h)	28,311	28,480
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (d)(h)	19,228	19,332
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.469% 10/20/2030 (d)(e)(h)	4,077	4,077
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 6.069% 10/20/2030 (d)(e)(h)	17,000	17,020
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(h)	6,474	6,481
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (d)	39,226	39,433
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (d)	8,090	8,269
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (d)	8,872	8,893
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (d)	18,199	18,302
		7,030,253

61	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.64%
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025 (h)	USD18,000	$17,834
Chile (Republic of) 3.10% 1/22/2061	15,816	9,621
Colombia (Republic of) 7.50% 2/2/2034	2,451	2,443
Colombia (Republic of) 8.00% 11/14/2035	39,549	39,818
CPPIB Capital, Inc. 0.875% 9/9/2026 (h)	17,827	17,195
CPPIB Capital, Inc. 2.75% 11/2/2027 (h)	23,770	23,189
Development Bank of Japan, Inc. 1.25% 10/20/2026 (h)	18,000	17,354
Development Bank of Japan, Inc. 1.75% 10/20/2031 (h)	12,582	10,860
European Investment Bank 0.75% 10/26/2026	19,007	18,248
European Investment Bank 0.625% 10/21/2027	7,655	7,138
European Stability Mechanism 0.375% 9/10/2025 (h)	23,570	23,390
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR29,410	36,268
Greece (Hellenic Republic of) 4.25% 6/15/2033	44,120	56,376
Greece (Hellenic Republic of) 3.375% 6/15/2034	142,470	170,627
Greece (Hellenic Republic of) 3.625% 6/15/2035	140,000	169,504
Hungary (Republic of) 2.125% 9/22/2031 (h)	USD14,164	11,804
Hungary (Republic of) 3.125% 9/21/2051 (h)	17,678	10,463
Hydro-Quebec 9.50% 11/15/2030	22,230	27,699
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY800,000	5,518
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,700,000	18,545
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	USD3,000	3,055
International Bank for Reconstruction and Development 0.75% 11/24/2027	9,000	8,388
International Development Assn. 0.375% 9/23/2025 (h)	19,410	19,231
Japan, Series 86, 2.40% 3/20/2055	JPY22,740,850	145,056
Japan Bank for International Cooperation 1.25% 1/21/2031	USD27,682	23,843
Landwirtschaftliche Rentenbank 0.875% 9/3/2030	13,390	11,554
OMERS Finance Trust 1.10% 3/26/2026 (h)	26,770	26,180
OMERS Finance Trust 3.50% 4/19/2032 (h)	33,621	31,891
OMERS Finance Trust 4.00% 4/19/2052 (h)	33,621	26,101
Ontario Teachers’ Finance Trust 3.00% 4/13/2027 (h)	18,000	17,695
Panama (Republic of) 7.50% 3/1/2031	8,035	8,570
Panama (Republic of) 2.252% 9/29/2032	19,671	15,062
Peru (Republic of) 1.862% 12/1/2032	40,334	32,227
Peru (Republic of) 5.875% 8/8/2054	8,925	8,629
Peru (Republic of) 2.78% 12/1/2060	40,618	21,923
Philippines (Republic of) 6.375% 10/23/2034	19,260	21,189
Qatar (State of) 4.00% 3/14/2029 (h)	7,101	7,057
Qatar (State of) 4.817% 3/14/2049 (h)	7,101	6,385
Quebec Canada (Province of) 2.75% 4/12/2027	23,200	22,693
Romania 6.625% 2/17/2028	20,000	20,698
Saskatchewan (Province of) 3.25% 6/8/2027	19,319	19,022
Saudi Arabia (Kingdom of) 5.125% 1/13/2028 (h)	56,195	57,147
Saudi Arabia (Kingdom of) 4.75% 1/18/2028 (h)	4,883	4,924
Saudi Arabia (Kingdom of) 4.875% 7/18/2033 (h)	310	312
United Mexican States 6.00% 5/13/2030	29,175	30,225
United Mexican States 4.75% 4/27/2032	19,875	18,929
United Mexican States 5.85% 7/2/2032	20,000	20,265
United Mexican States 3.50% 2/12/2034	9,008	7,582
United Mexican States 6.00% 5/7/2036	170,510	168,703
United Mexican States 6.875% 5/13/2037	49,420	51,665
United Mexican States 6.625% 1/29/2038	19,000	19,314
United Mexican States 6.338% 5/4/2053	6,235	5,737
United Mexican States 7.375% 5/13/2055	17,730	18,346
United Mexican States 3.771% 5/24/2061	13,292	7,884
		1,601,376
Municipals 0.26%
California 0.03%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 11/1/2052	7,980	5,250
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 11/1/2052	11,515	7,662
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	1,730	1,693
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	2,395	2,300
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	2,265	1,961

American Balanced Fund	62

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
California (continued)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	USD5,365	$4,478
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A, 3.115% 6/1/2038	25,195	20,297
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	8,055	6,167
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	4,015	2,985
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	345	303
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,155
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,765
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,314
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 5/15/2041	2,690	1,971
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 5/15/2051	11,320	7,988
		88,289

Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	10,760	10,760
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	44,105	42,028
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	43,308	38,786
		91,574

Illinois 0.09%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	197,170	197,929
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	25,951	26,096
GO Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	4,777	5,021
		229,046

Massachusetts 0.02%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	55,970	57,567

Michigan 0.00%
Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 8/15/2122	10,670	7,693
Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 4/1/2052	6,660	4,911
		12,604

New York 0.02%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	8,915	8,728
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	5,635	5,328
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.291% 2/1/2045	7,980	8,369
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.385% 2/1/2055	15,960	16,608
		39,033

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	50,360	44,915

South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045	20	20

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	93,750	91,690
Total municipals		654,738

63	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes 0.04%
Fannie Mae 0.375% 8/25/2025		USD16,060	$15,962
Fannie Mae 0.75% 10/8/2027		11,330	10,597
Fannie Mae 0.875% 8/5/2030		17,097	14,788
Federal Home Loan Bank 5.50% 7/15/2036		600	654
Korea Gas Corp. 5.00% 7/8/2029 (h)		4,334	4,448
Korea Housing Finance Corp. 4.625% 2/24/2028 (h)		19,870	20,079
Tennessee Valley Authority 4.375% 8/1/2034		36,227	35,974
			102,502
Total bonds, notes & other debt instruments (cost: $75,401,031,000)			74,791,660
Investment funds 2.60%		Shares
Capital Group Central Corporate Bond Fund (b)		773,999,981	6,532,560
Total Investment funds (cost: $7,487,982,000)			6,532,560
Short-term securities 4.29%
Money market investments 4.25%
Capital Group Central Cash Fund 4.35% (b)(n)		106,822,655	10,682,266

Money market investments purchased with collateral from securities on loan 0.03%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.23% (n)(o)		10,700,000	10,700
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.22% (n)(o)		10,000,000	10,000
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19% (n)(o)		10,000,000	10,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (n)(o)		10,000,000	10,000
Fidelity Investments Money Market Government Portfolio, Class I 4.23% (n)(o)		9,200,000	9,200
Capital Group Central Cash Fund 4.35% (b)(n)(o)		76,483	7,648
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.22% (n)(o)		7,600,000	7,600
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (n)(o)		7,203,968	7,204
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25% (n)(o)		4,600,000	4,600
			76,952
	Coupon rate	Principal amount (000)
Interest bearing bills & notes 0.01%
Pacific Gas and Electric Co. (USD-SOFR Index + 0.95%) 9/4/2025 (e)	5.300%	USD20,000	19,991
Total short-term securities (cost: $10,778,704,000)			10,779,209
Total investment securities 101.17% (cost: $177,924,396,000)			254,024,381
Other assets less liabilities (1.17)%			(2,933,504)
Net assets 100.00%			$251,090,877
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month SOFR Futures	Long	73,143	9/17/2025	USD17,493,063	$(22,681)
3 Month SOFR Futures	Short	50,202	3/18/2026	(12,089,897)	(19,126)
3 Month SOFR Futures	Short	2,904	6/17/2026	(701,316)	669
2 Year U.S. Treasury Note Futures	Long	62,022	10/3/2025	12,902,030	27,576
5 Year U.S. Treasury Note Futures	Long	79,824	10/3/2025	8,700,816	91,737

American Balanced Fund	64

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
10 Year Euro-Bund Futures	Short	3,000	9/10/2025	USD(459,931)	$2,383
10 Year Japanese Government Bond Futures	Short	414	9/22/2025	(399,669)	(1,357)
10 Year U.S. Treasury Note Futures	Long	21,635	9/30/2025	2,425,824	43,431
10 Year Ultra U.S. Treasury Note Futures	Short	1,240	9/30/2025	(141,689)	(777)
20 Year U.S. Treasury Bond Futures	Long	9,506	9/30/2025	1,097,646	39,046
30 Year Ultra U.S. Treasury Bond Futures	Long	23,334	9/30/2025	2,779,663	103,649
					$264,550
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	19,804	USD	23,233	HSBC Bank	7/1/2025	$97
USD	22,441	EUR	19,804	BNP Paribas	7/1/2025	(889)
USD	328,038	EUR	286,265	Standard Chartered Bank	7/14/2025	(9,499)
USD	72,555	EUR	63,457	BNP Paribas	7/15/2025	(2,273)
USD	22,879	EUR	19,890	Bank of America	7/16/2025	(578)
USD	79,400	EUR	69,360	Citibank	7/16/2025	(2,395)
USD	38,675	JPY	5,553,376	JPMorgan Chase	7/17/2025	32
USD	65,229	EUR	56,050	Standard Chartered Bank	7/24/2025	(910)
USD	139,120	JPY	20,190,866	UBS AG	7/28/2025	(1,572)
USD	80,897	EUR	69,468	UBS AG	8/6/2025	(1,148)
USD	23,296	EUR	19,804	HSBC Bank	8/11/2025	(101)
						$(19,236)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.10625%	Annual	7/8/2025	USD301,000	$242	$—	$242
4.2045%	Annual	SOFR	Annual	1/10/2026	45,883	(1)	—	(1)
4.2035%	Annual	SOFR	Annual	1/10/2026	174,359	(5)	—	(5)
4.184%	Annual	SOFR	Annual	1/10/2026	174,359	(23)	—	(23)
4.27%	Annual	SOFR	Annual	2/16/2026	479,018	418	—	418
4.265%	Annual	SOFR	Annual	2/16/2026	237,725	200	—	200
4.3035%	Annual	SOFR	Annual	2/17/2026	142,700	154	—	154
4.2675%	Annual	SOFR	Annual	2/17/2026	137,752	118	—	118
4.2515%	Annual	SOFR	Annual	2/17/2026	141,314	107	—	107
4.3005%	Annual	SOFR	Annual	2/17/2026	98,960	105	—	105
4.288%	Annual	SOFR	Annual	2/17/2026	100,530	99	—	99
4.56%	Annual	SOFR	Annual	3/1/2026	1,221,100	3,650	—	3,650
4.568%	Annual	SOFR	Annual	3/1/2026	1,200,000	3,649	—	3,649
4.9005%	Annual	SOFR	Annual	4/17/2026	628,500	4,347	—	4,347
4.815%	Annual	SOFR	Annual	5/6/2026	993,800	6,934	—	6,934
4.723%	Annual	SOFR	Annual	5/7/2026	961,810	6,015	—	6,015
4.659%	Annual	SOFR	Annual	5/17/2026	1,771,000	10,831	—	10,831
3.53%	Annual	SOFR	Annual	1/23/2027	328,900	(406)	—	(406)
3.5405%	Annual	SOFR	Annual	1/23/2027	544,500	(586)	—	(586)

65	American Balanced Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.535%	Annual	SOFR	Annual	1/23/2027	USD589,900	$(684)	$—	$(684)
SOFR	Annual	4.186%	Annual	2/18/2027	2,355,520	(22,154)	—	(22,154)
3.7645%	Annual	SOFR	Annual	2/20/2027	1,059,400	3,012	—	3,012
3.761%	Annual	SOFR	Annual	2/20/2027	530,200	1,478	—	1,478
SOFR	Annual	3.39981%	Annual	3/31/2027	1,024,400	2,451	—	2,451
4.5895%	Annual	SOFR	Annual	5/6/2027	716,265	13,544	—	13,544
3.6475%	Annual	SOFR	Annual	2/27/2028	879,900	7,665	—	7,665
3.16%	Annual	SOFR	Annual	6/20/2028	161,300	(1,100)	—	(1,100)
SOFR	Annual	3.528%	Annual	1/29/2030	176,400	(835)	—	(835)
SOFR	Annual	3.529%	Annual	1/29/2030	216,000	(1,032)	—	(1,032)
SOFR	Annual	3.5485%	Annual	1/29/2030	234,500	(1,313)	—	(1,313)
3.18%	Annual	SOFR	Annual	4/17/2030	124,700	(1,328)	—	(1,328)
3.275%	Annual	SOFR	Annual	4/18/2030	124,700	(808)	—	(808)
3.353%	Annual	SOFR	Annual	4/19/2030	124,700	(379)	—	(379)
3.342%	Annual	SOFR	Annual	4/19/2030	124,700	(440)	—	(440)
3.344%	Annual	SOFR	Annual	4/20/2030	124,600	(431)	—	(431)
3.128%	Annual	SOFR	Annual	4/28/2030	124,700	(1,629)	—	(1,629)
3.285%	Annual	SOFR	Annual	5/1/2030	124,700	(763)	—	(763)
3.259%	Annual	SOFR	Annual	5/1/2030	124,700	(907)	—	(907)
3.186%	Annual	SOFR	Annual	5/9/2030	124,700	(1,320)	—	(1,320)
3.215%	Annual	SOFR	Annual	5/10/2030	124,600	(1,158)	—	(1,158)
3.29%	Annual	SOFR	Annual	5/19/2030	149,400	(900)	—	(900)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	10,529	—	10,529
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	2,925	—	2,925
SOFR	Annual	3.5935%	Annual	1/9/2034	70,175	125	—	125
SOFR	Annual	3.8055%	Annual	6/18/2034	197,945	(2,530)	—	(2,530)
SOFR	Annual	3.01413%	Annual	1/12/2053	70,055	10,890	—	10,890
SOFR	Annual	3.02%	Annual	1/12/2053	70,100	10,828	—	10,828
SOFR	Annual	2.974%	Annual	4/17/2053	39,200	6,373	—	6,373
SOFR	Annual	3.044%	Annual	4/18/2053	39,500	5,954	—	5,954
SOFR	Annual	3.0875%	Annual	4/19/2053	39,600	5,678	—	5,678
SOFR	Annual	3.1035%	Annual	4/19/2053	39,500	5,556	—	5,556
SOFR	Annual	3.0895%	Annual	4/20/2053	39,600	5,664	—	5,664
SOFR	Annual	2.9405%	Annual	4/28/2053	39,400	6,631	—	6,631
SOFR	Annual	3.0535%	Annual	5/1/2053	79,000	11,783	—	11,783
SOFR	Annual	3.085%	Annual	5/9/2053	39,700	5,710	—	5,710
SOFR	Annual	3.1135%	Annual	5/10/2053	39,800	5,533	—	5,533
SOFR	Annual	3.1605%	Annual	5/19/2053	47,600	6,238	—	6,238
SOFR	Annual	3.6765%	Annual	2/20/2054	95,922	4,128	—	4,128
SOFR	Annual	3.6815%	Annual	2/20/2054	92,100	3,884	—	3,884
SOFR	Annual	3.7205%	Annual	2/21/2054	76,861	2,726	—	2,726
SOFR	Annual	3.6745%	Annual	2/28/2054	86,400	3,746	—	3,746
						$139,188	$—	$139,188
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD3,585,640	$(79,271)	$(53,121)	$(26,150)

American Balanced Fund	66

Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Common stocks 1.09%
Financials 0.55%
Synchrony Financial	$1,359,805	$—	$11,901	$5,780	$30,351	$1,384,035	$11,406
Consumer discretionary 0.24%
Aramark	536,166	—	—	—	65,530	601,696	3,018
Materials 0.30%
Royal Gold, Inc.	562,960	—	—	—	196,363	759,323	3,843
Total common stocks						2,745,054
Bonds, notes & other debt instruments 0.02%
Financials 0.02%
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR Index + 2.13% on 8/2/2029) (i)	35,375	—	—	—	634	36,009	993
Synchrony Financial 2.875% 10/28/2031	17,415	—	—	—	815	18,230	529
						54,239
Investment funds 2.60%
Capital Group Central Corporate Bond Fund	6,435,120	305,988	320,000	(52,677)	164,129	6,532,560	155,987
Short-term securities 4.26%
Money market investments 4.26%
Capital Group Central Cash Fund 4.35% (n)	11,595,494	14,927,635	15,838,429	(1,025)	(1,409)	10,682,266	269,818
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (n)(o)	13,465		5,817 (p)			7,648	— (q)
Total short-term securities						10,689,914
Total 7.97%				$(47,922)	$456,413	$20,021,767	$445,594
Restricted securities (m)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.574% 4/26/2031 (d)(e)	9/5/2024	$11,237	$11,227	0.00%(r)
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.482% 4/16/2031 (d)(e)	10/28/2022	1,015	1,027	0.00 (r)
Total		$12,252	$12,254	0.00%(r)

67	American Balanced Fund

(a)	Security did not produce income during the last 12 months.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)
All or a portion of this security was on loan. The total value of all such securities was $155,712,000, which represented 0.06% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(f)	Amount less than one thousand.
(g)	Represents securities transacted on a TBA basis.
(h)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,419,461,000, which represented 5.74% of the net assets of the fund.

(i)	Step bond; coupon rate may change at a later date.
(j)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(k)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $564,027,000, which represented 0.22% of the net assets of the fund.
(l)	Index-linked bond whose principal amount moves with a government price index.
(m)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $12,254,000, which represented less than 0.01% of the net assets of the fund.

(n)	Rate represents the seven-day yield at 6/30/2025.
(o)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(p)	Represents net activity. Refer to Note 5 for more information on securities lending.
(q)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(r)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
GBP = British pounds
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Balanced Fund	68

Financial statements
Statement of assets and liabilities at June 30, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $155,712 of investment securities on loan):
Unaffiliated issuers (cost: $158,441,686)	$234,002,614
Affiliated issuers (cost: $19,482,710)	20,021,767	$254,024,381
Cash		10,437
Cash denominated in currencies other than U.S. dollars (cost: $6,057)		6,059
Unrealized appreciation on open forward currency contracts		129
Receivables for:
Sales of investments	8,410,805
Sales of fund’s shares	194,744
Dividends and interest	811,939
Securities lending income	248
Variation margin on futures contracts	63,394
Variation margin on centrally cleared swap contracts	11,516
Other	3,386	9,496,032
		263,537,038
Liabilities:
Collateral for securities on loan		76,952
Unrealized depreciation on open forward currency contracts		19,365
Payables for:
Purchases of investments	12,030,960
Repurchases of fund’s shares	177,255
Investment advisory services	42,692
Services provided by related parties	46,049
Trustees’ deferred compensation	6,479
Variation margin on futures contracts	4,806
Variation margin on centrally cleared swap contracts	20,437
Other	21,166	12,349,844
Net assets at June 30, 2025		$251,090,877
Net assets consist of:
Capital paid in on shares of beneficial interest		$163,620,536
Total distributable earnings (accumulated loss)		87,470,341
Net assets at June 30, 2025		$251,090,877

Refer to the notes to financial statements.

69	American Balanced Fund

Financial statements (continued)
Statement of assets and liabilities at June 30, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (6,848,050 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$116,225,583	3,168,055	$36.69
Class C	7,946,775	218,444	36.38
Class T	14	— *	36.68
Class F-1	4,295,615	117,210	36.65
Class F-2	32,761,299	893,885	36.65
Class F-3	13,552,658	369,630	36.67
Class 529-A	6,154,655	168,148	36.60
Class 529-C	245,394	6,694	36.66
Class 529-E	183,106	5,005	36.58
Class 529-T	21	1	36.69
Class 529-F-1	15	— *	36.55
Class 529-F-2	643,128	17,533	36.68
Class 529-F-3	2,319	63	36.68
Class R-1	209,678	5,771	36.33
Class R-2	1,177,308	32,367	36.37
Class R-2E	170,641	4,677	36.48
Class R-3	2,526,073	69,318	36.44
Class R-4	4,245,283	115,951	36.61
Class R-5E	667,664	18,219	36.65
Class R-5	1,168,747	31,811	36.74
Class R-6	58,914,901	1,605,268	36.70
*
Amount less than one thousand.
Refer to the notes to financial statements.

American Balanced Fund	70

Financial statements (continued)
Statement of operations for the six months ended June 30, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Interest (net of non-U.S. taxes of $2; also includes $1,522 from affiliates)	$1,673,804
Dividends (net of non-U.S. taxes of $20,641; also includes $444,072 from affiliates)	1,621,510
Securities lending income (net of fees)	861	$3,296,175
Fees and expenses*:
Investment advisory services	250,341
Distribution services	205,790
Transfer agent services	63,449
Administrative services	35,368
529 plan services	1,824
Reports to shareholders	1,784
Registration statement and prospectus	2,386
Trustees’ compensation	615
Auditing and legal	144
Custodian	884
Other	119	562,704
Net investment income		2,733,471
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $9,265):
Unaffiliated issuers	8,093,062
Affiliated issuers	(47,922)
Futures contracts	(212,653)
Forward currency contracts	(55,525)
Swap contracts	11,047
Currency transactions	470	7,788,479
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $12,128):
Unaffiliated issuers	7,493,777
Affiliated issuers	456,413
Futures contracts	507,869
Forward currency contracts	(25,365)
Swap contracts	(6,897)
Currency translations	3,796	8,429,593
Net realized gain (loss) and unrealized appreciation (depreciation)		16,218,072
Net increase (decrease) in net assets resulting from operations		$18,951,543
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

71	American Balanced Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2025*	2024

Operations:
Net investment income	$2,733,471	$5,241,267
Net realized gain (loss)	7,788,479	15,028,772
Net unrealized appreciation (depreciation)	8,429,593	11,167,984
Net increase (decrease) in net assets resulting from operations	18,951,543	31,438,023
Distributions paid to shareholders	(2,921,857)	(16,284,422)
Net capital share transactions	(1,008,334)	9,589,580
Total increase (decrease) in net assets	15,021,352	24,743,181
Net assets:
Beginning of period	236,069,525	211,326,344
End of period	$251,090,877	$236,069,525
*
Unaudited.
Refer to the notes to financial statements.

American Balanced Fund	72

Notes to financial statementsunaudited
1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

73	American Balanced Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

American Balanced Fund	74

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$43,919,258	$—	$—	$43,919,258
Financials	22,224,626	—	—	22,224,626
Industrials	19,415,719	—	—	19,415,719
Communication services	16,497,284	—	—	16,497,284
Health care	15,251,790	—	—	15,251,790
Consumer staples	13,747,588	—	—	13,747,588
Consumer discretionary	11,140,830	—	—	11,140,830
Energy	6,196,509	—	—	6,196,509
Materials	5,833,507	—	—	5,833,507
Utilities	4,108,229	—	—	4,108,229
Real estate	2,533,545	—	—	2,533,545
Preferred securities	152,266	—	—	152,266
Convertible stocks	899,801	—	—	899,801
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	29,003,980	—	29,003,980
Corporate bonds, notes & loans	—	19,472,968	—	19,472,968
U.S. Treasury bonds & notes	—	16,925,843	—	16,925,843
Asset-backed obligations	—	7,030,253	—	7,030,253
Bonds & notes of governments & government agencies outside the U.S.	—	1,601,376	—	1,601,376
Municipals	—	654,738	—	654,738
Federal agency bonds & notes	—	102,502	—	102,502
Investment funds	6,532,560	—	—	6,532,560
Short-term securities	10,759,218	19,991	—	10,779,209
Total	$179,212,730	$74,811,651	$—	$254,024,381

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$308,491	$—	$—	$308,491
Unrealized appreciation on open forward currency contracts	—	129	—	129
Unrealized appreciation on centrally cleared interest rate swaps	—	179,920	—	179,920
Liabilities:
Unrealized depreciation on futures contracts	(43,941)	—	—	(43,941)
Unrealized depreciation on open forward currency contracts	—	(19,365)	—	(19,365)
Unrealized depreciation on centrally cleared interest rate swaps	—	(40,732)	—	(40,732)
Unrealized depreciation on centrally cleared credit default swaps	—	(26,150)	—	(26,150)
Total	$264,550	$93,802	$—	$358,352
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

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4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

77	American Balanced Fund

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

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Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of June 30, 2025, the total value of securities on loan was $155,712,000, and the total value of collateral received was $161,323,000. Collateral received includes cash of $76,952,000 and U.S. government securities of $84,371,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $38,211,442,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

79	American Balanced Fund

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $480,526,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $29,706,462,000.

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Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $4,089,258,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$308,491	Unrealized depreciation*	$43,941
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	129	Unrealized depreciation on open forward currency contracts	19,365
Swap (centrally cleared)	Interest	Unrealized appreciation*	179,920	Unrealized depreciation*	40,732
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	26,150
			$488,540		$130,188

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(212,653)	Net unrealized appreciation (depreciation) on futures contracts	$507,869
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(55,525)	Net unrealized appreciation (depreciation) on forward currency contracts	(25,365)
Swap	Interest	Net realized gain (loss) on swap contracts	3,964	Net unrealized appreciation (depreciation) on swap contracts	20,081
Swap	Credit	Net realized gain (loss) on swap contracts	7,083	Net unrealized appreciation (depreciation) on swap contracts	(26,978)
			$(257,131)		$475,607
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

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Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
HSBC Bank	$97	$ (97)	$ —	$ —	$ —
JPMorgan Chase	32	—	—	(32)	—
Total	$129	$ (97)	$ —	$ (32)	$ —
Liabilities:
Bank of America	$578	$ —	$ (262)	$ —	$316
BNP Paribas	3,162	—	(2,509)	—	653
Citibank	2,395	—	(1,897)	—	498
HSBC Bank	101	(97)	—	—	4
Standard Chartered Bank	10,409	—	(8,249)	—	2,160
UBS AG	2,720	—	(1,372)	—	1,348
Total	$19,365	$ (97)	$ (14,289)	$ —	$4,979
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

American Balanced Fund	82

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$1,936,497
Undistributed long-term capital gains	1,325,451
As of June 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$80,907,275
Gross unrealized depreciation on investments	(4,609,924)
Net unrealized appreciation (depreciation) on investments	76,297,351
Cost of investments	178,138,503
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$696,164	$614,446	$1,310,610	$2,190,423	$5,295,497	$7,485,920
Class C	20,710	42,892	63,602	106,371	393,077	499,448
Class T	— *	— *	— *	— *	1	1
Class F-1	24,549	22,736	47,285	81,265	199,359	280,624
Class F-2	222,803	172,606	395,409	646,689	1,443,081	2,089,770
Class F-3	99,903	71,450	171,353	284,291	608,336	892,627
Class 529-A	35,954	32,576	68,530	114,830	281,087	395,917
Class 529-C	583	1,316	1,899	3,120	11,970	15,090
Class 529-E	877	975	1,852	3,155	8,626	11,781
Class 529-T	— *	— *	— *	1	1	2
Class 529-F-1	— *	— *	— *	— *	1	1
Class 529-F-2	4,409	3,380	7,789	12,195	27,352	39,547
Class 529-F-3	17	12	29	39	94	133
Class R-1	507	1,119	1,626	2,651	10,012	12,663
Class R-2	2,906	6,315	9,221	14,748	55,645	70,393
Class R-2E	641	909	1,550	2,474	7,707	10,181
Class R-3	11,348	13,473	24,821	42,265	120,040	162,305
Class R-4	25,138	22,668	47,806	84,030	203,105	287,135
Class R-5E	4,473	3,516	7,989	13,506	29,606	43,112
Class R-5	8,495	6,178	14,673	23,861	50,355	74,216
Class R-6	434,587	311,226	745,813	1,255,599	2,657,957	3,913,556
Total	$1,594,064	$1,327,793	$2,921,857	$4,881,513	$11,402,909	$16,284,422
*
Amount less than one thousand.

83	American Balanced Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.199% on such assets in excess of $233 billion. For the six months ended June 30, 2025, the investment advisory services fees were $250,341,000, which were equivalent to an annualized rate of 0.212% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2025, unreimbursed expenses subject to reimbursement totaled $20,260,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

American Balanced Fund	84

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2025, the 529 plan services fees were $1,824,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.
For the six months ended June 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$136,827	$32,499	$16,419	Not applicable
Class C	38,811	2,321	1,164	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	5,017	2,508	610	Not applicable
Class F-2	Not applicable	17,237	4,536	Not applicable
Class F-3	Not applicable	74	1,896	Not applicable
Class 529-A	6,695	1,565	867	$1,554
Class 529-C	1,179	66	36	64
Class 529-E	427	28	26	47
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	115	88	158
Class 529-F-3	Not applicable	— *	— *	1
Class R-1	990	87	30	Not applicable
Class R-2	4,213	1,867	169	Not applicable
Class R-2E	480	158	24	Not applicable
Class R-3	6,019	1,766	362	Not applicable
Class R-4	5,132	2,069	616	Not applicable
Class R-5E	Not applicable	464	94	Not applicable
Class R-5	Not applicable	304	165	Not applicable
Class R-6	Not applicable	321	8,266	Not applicable

Total class-specific expenses	$205,790	$63,449	$35,368	$1,824
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $615,000 in the fund’s statement of operations reflects $459,000 in current fees (either paid in cash or deferred) and a net increase of $156,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,105,776,000 and $857,139,000, respectively, which generated $115,191,000 of net realized gains from such sales.

85	American Balanced Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class A	$4,471,602	128,853	$1,292,231	36,746	$(6,600,364)	(190,339)	$(836,531)	(24,740)
Class C	529,704	15,380	63,254	1,806	(1,234,319)	(35,996)	(641,361)	(18,810)
Class T	—	—	—	—	—	—	—	—
Class F-1	180,649	5,208	46,894	1,335	(326,413)	(9,435)	(98,870)	(2,892)
Class F-2	3,307,626	95,297	381,750	10,874	(2,847,072)	(82,081)	842,304	24,090
Class F-3	1,187,852	34,188	169,783	4,838	(1,253,327)	(36,119)	104,308	2,907
Class 529-A	318,903	9,208	68,503	1,952	(442,712)	(12,789)	(55,306)	(1,629)
Class 529-C	27,311	787	1,897	54	(50,095)	(1,448)	(20,887)	(607)
Class 529-E	8,590	248	1,851	52	(16,318)	(472)	(5,877)	(172)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	72,757	2,098	7,788	222	(50,652)	(1,457)	29,893	863
Class 529-F-3	647	18	29	1	(461)	(13)	215	6
Class R-1	10,231	299	1,625	46	(21,882)	(632)	(10,026)	(287)
Class R-2	80,046	2,329	9,203	263	(134,528)	(3,913)	(45,279)	(1,321)
Class R-2E	16,871	490	1,550	44	(17,969)	(522)	452	12
Class R-3	179,108	5,206	24,795	709	(294,238)	(8,557)	(90,335)	(2,642)
Class R-4	233,408	6,720	47,801	1,362	(499,722)	(14,427)	(218,513)	(6,345)
Class R-5E	74,403	2,164	7,981	227	(74,568)	(2,155)	7,816	236
Class R-5	166,733	4,745	14,585	415	(125,439)	(3,640)	55,879	1,520
Class R-6	2,650,108	76,133	745,633	21,223	(3,421,957)	(98,215)	(26,216)	(859)
Total net increase (decrease)	$13,516,549	389,371	$2,887,153	82,169	$(17,412,036)	(502,210)	$(1,008,334)	(30,670)
Refer to the end of the table(s) for footnote(s).

American Balanced Fund	86

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$8,523,280	247,423	$7,381,678	209,979	$(12,370,857)	(358,847)	$3,534,101	98,555
Class C	1,029,548	30,121	496,917	14,226	(2,435,144)	(71,437)	(908,679)	(27,090)
Class T	—	—	—	—	—	—	—	—
Class F-1	363,843	10,602	278,370	7,928	(772,661)	(22,560)	(130,448)	(4,030)
Class F-2	5,848,375	170,024	2,017,818	57,479	(5,140,402)	(149,242)	2,725,791	78,261
Class F-3	2,363,650	68,435	884,532	25,188	(2,134,696)	(61,992)	1,113,486	31,631
Class 529-A	672,615	19,585	395,751	11,283	(956,015)	(27,830)	112,351	3,038
Class 529-C	63,690	1,856	15,079	428	(112,501)	(3,278)	(33,732)	(994)
Class 529-E	20,636	604	11,773	336	(38,946)	(1,131)	(6,537)	(191)
Class 529-T	—	—	1	1	—	—	1	1
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	131,033	3,799	39,532	1,125	(98,323)	(2,853)	72,242	2,071
Class 529-F-3	1,082	31	133	4	(243)	(7)	972	28
Class R-1	26,461	778	12,655	362	(36,672)	(1,071)	2,444	69
Class R-2	169,235	4,965	70,310	2,013	(276,381)	(8,123)	(36,836)	(1,145)
Class R-2E	33,805	995	10,181	291	(38,616)	(1,134)	5,370	152
Class R-3	374,115	10,933	162,133	4,639	(600,820)	(17,572)	(64,572)	(2,000)
Class R-4	460,689	13,400	287,115	8,185	(944,044)	(27,527)	(196,240)	(5,942)
Class R-5E	138,259	4,016	43,054	1,227	(252,789)	(7,530)	(71,476)	(2,287)
Class R-5	160,447	4,665	73,926	2,101	(253,514)	(7,346)	(19,141)	(580)
Class R-6	5,675,070	165,388	3,912,617	111,332	(6,097,205)	(177,562)	3,490,482	99,158
Total net increase (decrease)	$26,055,833	757,620	$16,093,576	458,127	$(32,559,829)	(947,042)	$9,589,580	268,705
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $116,924,973,000 and $119,611,254,000, respectively, during the six months ended June 30, 2025.

87	American Balanced Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets

Class A:
6/30/2025[4,5]	$34.34	$.39	$2.38	$2.77	$(.22 )	$(.20 )	$(.42 )	$36.69	8.11%[6]	$116,225	.56%[7]	2.24%[7]
12/31/2024	31.99	.77	4.05	4.82	(.72 )	(1.75)	(2.47)	34.34	14.95	109,637.56		2.24
12/31/2023	28.76	.72	3.27	3.99	(.76 )	—	(.76 )	31.99	14.01	98,985.57		2.39
12/31/2022	33.47	.64	(4.68)	(4.04)	(.49 )	(.18 )	(.67 )	28.76	(12.11)	90,861.56		2.13
12/31/2021	30.20	.49	4.22	4.71	(.40 )	(1.04)	(1.44)	33.47	15.77	105,787.56		1.50
12/31/2020	28.50	.48	2.53	3.01	(.40 )	(.91 )	(1.31)	30.20	10.85	88,070.58		1.68
Class C:
6/30/2025[4,5]	34.06	.25	2.36	2.61	(.09 )	(.20 )	(.29 )	36.38	7.72 [6]	7,947	1.31 [7]	1.48 [7]
12/31/2024	31.74	.51	4.02	4.53	(.46 )	(1.75)	(2.21)	34.06	14.08	8,080	1.31	1.49
12/31/2023	28.55	.48	3.24	3.72	(.53 )	—	(.53 )	31.74	13.12	8,391	1.32	1.63
12/31/2022	33.22	.41	(4.64)	(4.23)	(.26 )	(.18 )	(.44 )	28.55	(12.75)	8,825	1.31	1.37
12/31/2021	29.99	.24	4.19	4.43	(.16 )	(1.04)	(1.20)	33.22	14.88	11,401	1.31	.75
12/31/2020	28.30	.27	2.52	2.79	(.19 )	(.91 )	(1.10)	29.99	10.05	10,254	1.32	.95
Class T:
6/30/2025[4,5]	34.33	.43	2.38	2.81	(.26 )	(.20 )	(.46 )	36.68	8.24 [6,8]	— [9]	.30 [7,8]	2.48 [7,8]
12/31/2024	31.99	.86	4.04	4.90	(.81 )	(1.75)	(2.56)	34.33	15.21 [8]	— [9]	.30 [8]	2.49 [8]
12/31/2023	28.76	.80	3.27	4.07	(.84 )	—	(.84 )	31.99	14.33 [8]	— [9]	.29 [8]	2.66 [8]
12/31/2022	33.48	.71	(4.69)	(3.98)	(.56 )	(.18 )	(.74 )	28.76	(11.91)[8]	— [9]	.31 [8]	2.38 [8]
12/31/2021	30.20	.56	4.24	4.80	(.48 )	(1.04)	(1.52)	33.48	16.08 [8]	— [9]	.32 [8]	1.74 [8]
12/31/2020	28.50	.55	2.53	3.08	(.47 )	(.91 )	(1.38)	30.20	11.15 [8]	— [9]	.33 [8]	1.94 [8]
Class F-1:
6/30/2025[4,5]	34.30	.37	2.39	2.76	(.21 )	(.20 )	(.41 )	36.65	8.08 [6]	4,296	.62 [7]	2.18 [7]
12/31/2024	31.96	.75	4.04	4.79	(.70 )	(1.75)	(2.45)	34.30	14.87	4,120.61		2.18
12/31/2023	28.73	.70	3.27	3.97	(.74 )	—	(.74 )	31.96	13.97	3,967.62		2.33
12/31/2022	33.44	.62	(4.68)	(4.06)	(.47 )	(.18 )	(.65 )	28.73	(12.18)	4,008.62		2.07
12/31/2021	30.17	.46	4.23	4.69	(.38 )	(1.04)	(1.42)	33.44	15.71	5,048.62		1.43
12/31/2020	28.47	.47	2.53	3.00	(.39 )	(.91 )	(1.30)	30.17	10.82	5,468.62		1.65
Class F-2:
6/30/2025[4,5]	34.31	.42	2.37	2.79	(.25 )	(.20 )	(.45 )	36.65	8.19 [6]	32,761	.36 [7]	2.44 [7]
12/31/2024	31.96	.84	4.05	4.89	(.79 )	(1.75)	(2.54)	34.31	15.20	29,839.35		2.44
12/31/2023	28.74	.78	3.26	4.04	(.82 )	—	(.82 )	31.96	14.23	25,298.36		2.60
12/31/2022	33.44	.70	(4.67)	(3.97)	(.55 )	(.18 )	(.73 )	28.74	(11.91)	22,376.36		2.33
12/31/2021	30.17	.55	4.23	4.78	(.47 )	(1.04)	(1.51)	33.44	16.01	25,875.36		1.71
12/31/2020	28.48	.54	2.52	3.06	(.46 )	(.91 )	(1.37)	30.17	11.07	19,917.36		1.89
Class F-3:
6/30/2025[4,5]	34.32	.44	2.38	2.82	(.27 )	(.20 )	(.47 )	36.67	8.28 [6]	13,553	.25 [7]	2.55 [7]
12/31/2024	31.97	.88	4.05	4.93	(.83 )	(1.75)	(2.58)	34.32	15.32	12,585.25		2.55
12/31/2023	28.75	.81	3.26	4.07	(.85 )	—	(.85 )	31.97	14.34	10,713.25		2.71
12/31/2022	33.45	.73	(4.67)	(3.94)	(.58 )	(.18 )	(.76 )	28.75	(11.81)	9,501.25		2.45
12/31/2021	30.18	.59	4.22	4.81	(.50 )	(1.04)	(1.54)	33.45	16.13	10,596.25		1.82
12/31/2020	28.49	.57	2.52	3.09	(.49 )	(.91 )	(1.40)	30.18	11.19	7,602.26		1.99
Class 529-A:
6/30/2025[4,5]	34.26	.38	2.37	2.75	(.21 )	(.20 )	(.41 )	36.60	8.08 [6]	6,155	.59 [7]	2.21 [7]
12/31/2024	31.92	.76	4.04	4.80	(.71 )	(1.75)	(2.46)	34.26	14.91	5,817.59		2.20
12/31/2023	28.70	.70	3.26	3.96	(.74 )	—	(.74 )	31.92	13.95	5,323.61		2.35
12/31/2022	33.40	.63	(4.68)	(4.05)	(.47 )	(.18 )	(.65 )	28.70	(12.13)	4,977.60		2.09
12/31/2021	30.14	.47	4.22	4.69	(.39 )	(1.04)	(1.43)	33.40	15.72	5,929.60		1.46
12/31/2020	28.45	.46	2.53	2.99	(.39 )	(.91 )	(1.30)	30.14	10.79	5,163.62		1.64
Refer to the end of the table(s) for footnote(s).

American Balanced Fund	88

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class 529-C:
6/30/2025[4,5]	$34.32	$.25	$2.37	$2.62	$(.08 )	$(.20 )	$(.28 )	$36.66	7.67%[6]	$245	1.35%[7]	1.44%[7]
12/31/2024	31.97	.50	4.04	4.54	(.44 )	(1.75)	(2.19)	34.32	14.05	251	1.35	1.44
12/31/2023	28.74	.47	3.27	3.74	(.51 )	—	(.51 )	31.97	13.10	265	1.37	1.58
12/31/2022	33.44	.39	(4.67)	(4.28)	(.24 )	(.18 )	(.42 )	28.74	(12.82)	286	1.36	1.31
12/31/2021	30.17	.23	4.22	4.45	(.14 )	(1.04)	(1.18)	33.44	14.86	390	1.35	.70
12/31/2020	28.46	.27	2.52	2.79	(.17 )	(.91 )	(1.08)	30.17	9.98	405	1.36	.97
Class 529-E:
6/30/2025[4,5]	34.24	.34	2.37	2.71	(.17 )	(.20 )	(.37 )	36.58	7.96 [6]	183	.82 [7]	1.97 [7]
12/31/2024	31.91	.67	4.04	4.71	(.63 )	(1.75)	(2.38)	34.24	14.62	177.83		1.96
12/31/2023	28.69	.63	3.26	3.89	(.67 )	—	(.67 )	31.91	13.70	171.84		2.12
12/31/2022	33.39	.55	(4.67)	(4.12)	(.40 )	(.18 )	(.58 )	28.69	(12.35)	167.84		1.85
12/31/2021	30.13	.39	4.22	4.61	(.31 )	(1.04)	(1.35)	33.39	15.46	207.83		1.22
12/31/2020	28.43	.40	2.53	2.93	(.32 )	(.91 )	(1.23)	30.13	10.58	195.84		1.42
Class 529-T:
6/30/2025[4,5]	34.34	.42	2.38	2.80	(.25 )	(.20 )	(.45 )	36.69	8.22 [6,8]	— [9]	.36 [7,8]	2.45 [7,8]
12/31/2024	31.99	.84	4.05	4.89	(.79 )	(1.75)	(2.54)	34.34	15.17 [8]	— [9]	.36 [8]	2.43 [8]
12/31/2023	28.76	.78	3.27	4.05	(.82 )	—	(.82 )	31.99	14.25 [8]	— [9]	.36 [8]	2.60 [8]
12/31/2022	33.47	.70	(4.68)	(3.98)	(.55 )	(.18 )	(.73 )	28.76	(11.91)[8]	— [9]	.35 [8]	2.35 [8]
12/31/2021	30.20	.55	4.22	4.77	(.46 )	(1.04)	(1.50)	33.47	15.97 [8]	— [9]	.38 [8]	1.69 [8]
12/31/2020	28.50	.54	2.53	3.07	(.46 )	(.91 )	(1.37)	30.20	11.10 [8]	— [9]	.37 [8]	1.89 [8]
Class 529-F-1:
6/30/2025[4,5]	34.21	.41	2.37	2.78	(.24 )	(.20 )	(.44 )	36.55	8.17 [6,8]	— [9]	.43 [7,8]	2.37 [7,8]
12/31/2024	31.88	.81	4.04	4.85	(.77 )	(1.75)	(2.52)	34.21	15.09 [8]	— [9]	.42 [8]	2.37 [8]
12/31/2023	28.67	.75	3.26	4.01	(.80 )	—	(.80 )	31.88	14.15 [8]	— [9]	.44 [8]	2.51 [8]
12/31/2022	33.37	.68	(4.68)	(4.00)	(.52 )	(.18 )	(.70 )	28.67	(12.01)[8]	— [9]	.43 [8]	2.27 [8]
12/31/2021	30.11	.53	4.21	4.74	(.44 )	(1.04)	(1.48)	33.37	15.93 [8]	— [9]	.43 [8]	1.63 [8]
12/31/2020	28.42	.52	2.53	3.05	(.45 )	(.91 )	(1.36)	30.11	11.07 [8]	— [9]	.38 [8]	1.88 [8]
Class 529-F-2:
6/30/2025[4,5]	34.33	.42	2.39	2.81	(.26 )	(.20 )	(.46 )	36.68	8.22 [6]	643	.34 [7]	2.46 [7]
12/31/2024	31.99	.85	4.04	4.89	(.80 )	(1.75)	(2.55)	34.33	15.20	572.34		2.45
12/31/2023	28.76	.79	3.27	4.06	(.83 )	—	(.83 )	31.99	14.24	467.34		2.62
12/31/2022	33.47	.71	(4.69)	(3.98)	(.55 )	(.18 )	(.73 )	28.76	(11.91)	400.35		2.35
12/31/2021	30.20	.55	4.22	4.77	(.46 )	(1.04)	(1.50)	33.47	15.99	444.36		1.70
12/31/2020[4,10]	28.35	.09	2.65	2.74	(.12 )	(.77 )	(.89 )	30.20	9.67 [6]	336	.06 [6]	.32 [6]
Class 529-F-3:
6/30/2025[4,5]	34.33	.43	2.38	2.81	(.26 )	(.20 )	(.46 )	36.68	8.24 [6]	2	.30 [7]	2.51 [7]
12/31/2024	31.98	.86	4.05	4.91	(.81 )	(1.75)	(2.56)	34.33	15.25	2.30		2.48
12/31/2023	28.75	.79	3.27	4.06	(.83 )	—	(.83 )	31.98	14.31	1.31		2.65
12/31/2022	33.46	.72	(4.69)	(3.97)	(.56 )	(.18 )	(.74 )	28.75	(11.89)	1.31		2.39
12/31/2021	30.19	.57	4.22	4.79	(.48 )	(1.04)	(1.52)	33.46	16.06	1.31		1.75
12/31/2020[4,10]	28.35	.10	2.63	2.73	(.12 )	(.77 )	(.89 )	30.19	9.66 [6]	1	.05 [6]	.35 [6]
Class R-1:
6/30/2025[4,5]	34.01	.25	2.36	2.61	(.09 )	(.20 )	(.29 )	36.33	7.69 [6]	210	1.33 [7]	1.46 [7]
12/31/2024	31.71	.50	4.01	4.51	(.46 )	(1.75)	(2.21)	34.01	14.06	206	1.32	1.47
12/31/2023	28.52	.48	3.24	3.72	(.53 )	—	(.53 )	31.71	13.13	190	1.33	1.63
12/31/2022	33.19	.41	(4.64)	(4.23)	(.26 )	(.18 )	(.44 )	28.52	(12.76)	168	1.33	1.38
12/31/2021	29.96	.24	4.19	4.43	(.16 )	(1.04)	(1.20)	33.19	14.89	179	1.32	.74
12/31/2020	28.28	.26	2.52	2.78	(.19 )	(.91 )	(1.10)	29.96	10.03	157	1.33	.93
Refer to the end of the table(s) for footnote(s).

89	American Balanced Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-2:
6/30/2025[4,5]	$34.05	$.25	$2.36	$2.61	$(.09 )	$(.20 )	$(.29 )	$36.37	7.68%[6]	$1,177	1.33%[7]	1.47%[7]
12/31/2024	31.74	.50	4.02	4.52	(.46 )	(1.75)	(2.21)	34.05	14.08	1,147	1.32	1.47
12/31/2023	28.55	.48	3.24	3.72	(.53 )	—	(.53 )	31.74	13.11	1,106	1.33	1.63
12/31/2022	33.22	.40	(4.64)	(4.24)	(.25 )	(.18 )	(.43 )	28.55	(12.78)	1,070	1.34	1.34
12/31/2021	29.99	.23	4.19	4.42	(.15 )	(1.04)	(1.19)	33.22	14.86	1,327	1.33	.73
12/31/2020	28.30	.26	2.53	2.79	(.19 )	(.91 )	(1.10)	29.99	10.03	1,201	1.34	.93
Class R-2E:
6/30/2025[4,5]	34.15	.30	2.37	2.67	(.14 )	(.20 )	(.34 )	36.48	7.84 [6]	171	1.04 [7]	1.75 [7]
12/31/2024	31.83	.60	4.03	4.63	(.56 )	(1.75)	(2.31)	34.15	14.39	159	1.04	1.75
12/31/2023	28.63	.57	3.24	3.81	(.61 )	—	(.61 )	31.83	13.43	144	1.05	1.91
12/31/2022	33.31	.49	(4.66)	(4.17)	(.33 )	(.18 )	(.51 )	28.63	(12.53)	126	1.06	1.63
12/31/2021	30.06	.33	4.20	4.53	(.24 )	(1.04)	(1.28)	33.31	15.21	156	1.05	1.01
12/31/2020	28.37	.34	2.53	2.87	(.27 )	(.91 )	(1.18)	30.06	10.34	136	1.05	1.21
Class R-3:
6/30/2025[4,5]	34.11	.33	2.36	2.69	(.16 )	(.20 )	(.36 )	36.44	7.92 [6]	2,526	.89 [7]	1.90 [7]
12/31/2024	31.79	.65	4.03	4.68	(.61 )	(1.75)	(2.36)	34.11	14.57	2,455.89		1.90
12/31/2023	28.59	.61	3.25	3.86	(.66 )	—	(.66 )	31.79	13.61	2,351.90		2.06
12/31/2022	33.28	.53	(4.66)	(4.13)	(.38 )	(.18 )	(.56 )	28.59	(12.40)	2,359.90		1.78
12/31/2021	30.03	.37	4.21	4.58	(.29 )	(1.04)	(1.33)	33.28	15.36	2,947.90		1.16
12/31/2020	28.34	.38	2.53	2.91	(.31 )	(.91 )	(1.22)	30.03	10.51	2,910.90		1.36
Class R-4:
6/30/2025[4,5]	34.27	.38	2.37	2.75	(.21 )	(.20 )	(.41 )	36.61	8.07 [6]	4,245	.60 [7]	2.19 [7]
12/31/2024	31.93	.76	4.04	4.80	(.71 )	(1.75)	(2.46)	34.27	14.91	4,191.60		2.20
12/31/2023	28.71	.70	3.27	3.97	(.75 )	—	(.75 )	31.93	13.96	4,094.60		2.35
12/31/2022	33.41	.62	(4.67)	(4.05)	(.47 )	(.18 )	(.65 )	28.71	(12.14)	4,144.60		2.08
12/31/2021	30.14	.46	4.23	4.69	(.38 )	(1.04)	(1.42)	33.41	15.72	5,418.60		1.43
12/31/2020	28.44	.47	2.53	3.00	(.39 )	(.91 )	(1.30)	30.14	10.85	6,666.60		1.66
Class R-5E:
6/30/2025[4,5]	34.30	.41	2.39	2.80	(.25 )	(.20 )	(.45 )	36.65	8.21 [6]	668	.40 [7]	2.40 [7]
12/31/2024	31.96	.82	4.05	4.87	(.78 )	(1.75)	(2.53)	34.30	15.11	617.40		2.40
12/31/2023	28.73	.77	3.27	4.04	(.81 )	—	(.81 )	31.96	14.21	648.40		2.55
12/31/2022	33.44	.69	(4.69)	(4.00)	(.53 )	(.18 )	(.71 )	28.73	(11.98)	672.41		2.30
12/31/2021	30.17	.54	4.22	4.76	(.45 )	(1.04)	(1.49)	33.44	15.97	682.40		1.67
12/31/2020	28.47	.53	2.53	3.06	(.45 )	(.91 )	(1.36)	30.17	11.08	583.40		1.86
Class R-5:
6/30/2025[4,5]	34.39	.43	2.38	2.81	(.26 )	(.20 )	(.46 )	36.74	8.23 [6]	1,169	.30 [7]	2.50 [7]
12/31/2024	32.03	.86	4.06	4.92	(.81 )	(1.75)	(2.56)	34.39	15.26	1,042.30		2.50
12/31/2023	28.80	.80	3.27	4.07	(.84 )	—	(.84 )	32.03	14.29	989.30		2.65
12/31/2022	33.51	.72	(4.69)	(3.97)	(.56 )	(.18 )	(.74 )	28.80	(11.86)	997.30		2.38
12/31/2021	30.23	.57	4.23	4.80	(.48 )	(1.04)	(1.52)	33.51	16.08	1,334.30		1.75
12/31/2020	28.53	.56	2.53	3.09	(.48 )	(.91 )	(1.39)	30.23	11.15	1,623.30		1.96
Class R-6:
6/30/2025[4,5]	34.35	.44	2.38	2.82	(.27 )	(.20 )	(.47 )	36.70	8.27 [6]	58,915	.25 [7]	2.55 [7]
12/31/2024	32.00	.88	4.05	4.93	(.83 )	(1.75)	(2.58)	34.35	15.30	55,173.25		2.55
12/31/2023	28.77	.81	3.27	4.08	(.85 )	—	(.85 )	32.00	14.36	48,223.25		2.71
12/31/2022	33.48	.73	(4.68)	(3.95)	(.58 )	(.18 )	(.76 )	28.77	(11.83)	40,966.25		2.44
12/31/2021	30.21	.59	4.22	4.81	(.50 )	(1.04)	(1.54)	33.48	16.12	46,946.25		1.82
12/31/2020	28.51	.57	2.53	3.10	(.49 )	(.91 )	(1.40)	30.21	11.22	32,488.26		2.00
Refer to the end of the table(s) for footnote(s).

American Balanced Fund	90

Financial highlights (continued)

Portfolio turnover rate for all share classes[11,12]	Six months ended June 30, 2025[4,5,6]	Year ended December 31,
		2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	27%	44%	42%	52%	53%[13]	65%
Including mortgage dollar roll transactions	61%	131%	171%	157%	158%[13]	176%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[9]	Amount less than $1 million.
[10]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]
Includes the value of securities sold due to redemptions of shares in-kind. If the value of securities sold due to in-kind redemptions were excluded, the portfolio turnover rates excluding and including mortgage dollar roll transactions would have been 46% and 152%, respectively, for the year ended December 31, 2021.

Refer to the notes to financial statements.

91	American Balanced Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

American Balanced Fund	92

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Balanced Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 05, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 05, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: September 05, 2025